File No. 333-76350
811-10619

Securities and Exchange Commission
Washington, D.C. 20549
Form N-4

☑	Registration Statement Under The Securities Act of 1933

☐	Pre-Effective Amendment No.

☑	Post-Effective Amendment No. 17

☑	Registration Statement Under The Investment Company Act of 1940

☑	Amendment No. 16

(Exact Name of Registrant)
National Security Life and Annuity Company
Variable Account N
(Name of Depositor)
National Security Life and Annuity Company
(Address of Depositor’s Principal Executive Offices)
100 Court Street
Binghamton, New York 13902
(Depositor’s Telephone Number)
(513) 794-6100
(Name and Address of Agent for Service)
Kimberly A. Plante
National Security Life and Annuity Company
P.O. Box 237
Cincinnati, Ohio 45201
Notice to:
John Blouch, Esq.
Dykema Gossett PLLC
Suite 300 West
1300 I Street, NW
Washington, D.C. 20005
Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.
It is proposed that this filing will become effective (check appropriate space):
     ☑ immediately upon filing pursuant to paragraph (b) of Rule 485
     ☐ on (date) pursuant to paragraph (b) of Rule 485
     ☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ☐ on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
     ☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
Flexible Purchase Payment
Individual Variable Annuity Contracts
NScore Xtra

Variable Account N
National Security Life and Annuity Company
Administrative Office:

One Financial Way
Montgomery, Ohio 45242
Telephone (877)446-6020

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides information regarding the material provisions of your variable annuity contract. Your contract and any endorsements, riders or specification pages are the formal contractual agreement between you and National Security. This contract is not available in all states.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments. The contracts are not insured by the FDIC or any other agency. They are not deposits or obligations of any bank and are not bank guaranteed.

The variable annuity contracts are designed for:

•	annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code, as amended, (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

•	other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

•	individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code,

•	state and municipal deferred compensation plans and

•	non-tax-qualified retirement plans.

Many of the listed qualified retirement plans already benefit from tax deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). For new contracts, we may currently limit your total purchase payments for any one life to $1,000,000. For each payment you make, we will credit an extra 4% of that amount to your contract value. The total expenses for this contract may be higher than the expenses for a similar contract not paying an extra credit. Over time, the value of the extra credit could be more than offset by the higher charges.

You may direct the allocation of your purchase payments to one or more investment options of Variable Account N (“VAN”) and the Fixed Accumulation Account. Currently, your allocation of contract values may be to no more than 18 of the available investment options and the Fixed Accumulation Account. VAN is a separate account of National Security Life and Annuity Company (“National Security”). The assets of VAN are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., ALPS Variable Insurance Trust, Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, J.P. Morgan Insurance Trust, Lazard Retirement Series, Inc. Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, and The Universal Institutional Funds, Inc. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).

Keep this prospectus for future reference. It sets forth the information about VAN and the variable annuity contracts that you should know before investing. Additional information about VAN has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2010. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is accompanied by the current Fund prospectuses.

May 1, 2010

Form 6722-NSLAC

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)
Money Market Portfolio	Ohio National Investments, Inc.
Equity Portfolio	(Legg Mason Capital Management, Inc.)
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)	(Suffolk Capital Management, LLC)
S&P 500® Index Portfolio	Ohio National Investments, Inc.
International Portfolio	(Federated Global Investment Management Corp.)
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Millennium Portfolio (small cap)	(Neuberger Berman Management, LLC.)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management, L.P.)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value (formerly Blue Chip) Portfolio	(Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap)	(Suffolk Capital Management, LLC)
U.S. Equity Portfolio	(ICON Advisers, Inc.)
Balanced Portfolio	(ICON Advisers, Inc.)
Income Opportunity Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio (large cap growth)	(First Trust Advisors, L.P.)
Target Equity/Income Portfolio	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)
ALPS Variable Insurance Trust (Class II Shares)
AVS Listed Private Equity Portfolio	(Red Rocks Capital LLC)
Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II (multi cap growth)	Federated Equity Management Company of Pennsylvania
Fidelity® Variable Insurance Products Fund (Service Class 2)
VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
VIP MidCap Portfolio	Fidelity Management & Research Company
VIP Growth Portfolio	Fidelity Management & Research Company
VIP Equity-Income Portfolio	Fidelity Management & Research Company
VIP Real Estate Portfolio	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust (Class 4 Shares)
Franklin Income Securities Fund	Franklin Advisers, Inc.
Franklin Flex Cap Growth Securities Fund	Franklin Advisers, Inc.
Templeton Foreign Securities Fund	Templeton Investment Counsel, LLC
Franklin Templeton VIP Founding Funds Allocation Fund(1)	Franklin Templeton Services, LLC(2)

Form 6722-NSLAC

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund (formerly Growth and Income)	Goldman Sachs Asset Management, L.P.
Goldman Sachs Structuredsm U.S. Equity Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund (formerly Capital Growth)	Goldman Sachs Asset Management, L.P.
Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company (WRIMCO)

Janus Aspen Series (Service Shares)
Janus Portfolio (long-term growth of capital consistent with preservation of capital)	Janus Capital Management LLC
Overseas Portfolio	Janus Capital Management LLC
Worldwide Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC

J.P. Morgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust (Class I Shares)
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio (formerly Fundamental Value)	(ClearBridge Advisors, LLC)
Legg Mason ClearBridge Variable Equity Income Builder Portfolio (formerly Capital and Income)	(ClearBridge Advisors, LLC)
Legg Mason ClearBridge Variable Large Cap Value Portfolio (formerly Investors)	(ClearBridge Advisors, LLC)
MFS® Variable Insurance Trustsm (Service Class)
MFS® Investors Growth Stock Series	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company
Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Regency Portfolio (mid cap blend)	Neuberger Berman Management, LLC
PIMCO Variable Insurance Trust (Administrative Shares)
Real Return Portfolio	Pacific Investment Management Company LLC
Total Return Portfolio	Pacific Investment Management Company LLC
Global Bond Portfolio (Unhedged)	Pacific Investment Management Company LLC
CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)	Jennison Associates LLC

Form 6722-NSLAC

Royce Capital Fund
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC
The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio (an income fund)	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF International Growth Equity Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF Capital Growth Portfolio	Morgan Stanley Investment Management Inc.

(1)	This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2)	Franklin Templeton Services, LLC is the administrator for Franklin Templeton VIP Founding Funds Allocation Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

Form 6722-NSLAC

Form 6722-NSLAC

Glossary

Accumulation unit — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annuitant — A living person whose length of life determines the number of annuity payments to be made.

Annuity unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

ARDBR — The annual reset death benefit rider offered with this contract. The ARDBR and ARDBR (2009) are the ARDBR riders.

Asset Allocation Model — The Asset Allocation Models are a service that National Security offers. Each Asset Allocation Model is developed by Ohio National Investments, Inc. and is comprised of a combination of available investment options. Please see “Optional Asset Allocation Models” for more information.

Commission — The Securities and Exchange Commission.

Contract value — Contract value is determined by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or in a DCA Account.

DCA — Dollar cost averaging.

Death Benefit — The amount used solely to calculate the Death Benefit Adjustment and is not the amount paid to the beneficiary after the death of the annuitant. Death Benefit is the greatest of (i) total contract value, (ii) net purchase payments less pro-rata withdrawals or (iii) stepped-up Death Benefit amount if the contract has be in effect for at least 8 years, unless one of the riders added to your contract provides for a higher death benefit.

Death Benefit Adjustment — The excess, if any, of the Death Benefit over the contract value on the applicable calculation date as described under “Basic Death Benefit.” The Death Benefit Adjustment can affect the amount of Proceeds received by the beneficiary after the death of the annuitant.

Eligible Contract Value — The contract value protected or guaranteed by a particular rider. The eligible contract value may be more or less than the total contract value. In most cases, the eligible contract value is the initial purchase payment, plus additional purchase payments made during a limited period of time after the contract is issued.

Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

GEB — The guaranteed enhanced benefit riders offered with this contract.

GMDB — The guaranteed minimum death benefit amount provided for by the GMDB riders offered with this contract. The GMDBR80 Plus, GMDBR85 Plus, 5% GMDBR80 Plus, 5% GMDBR85 Plus, ARDBR and ARDBR (2009) are the GMDB riders.

GMIB — The guaranteed minimum income benefit amount provided for by the GMIB riders offered with this contract. The GMIB, GMIB Plus, GMIB Plus with Five Year Reset, GMIB Plus with Annual Reset and the GMIB Plus with Annual Reset (2009) are the GMIB riders.

Good order — An instruction or request is in good order when it is received in our administrative office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.

GPA — The guaranteed principal access rider offered with this contract.

GPP — The guaranteed principal protection rider offered with this contract.

Form 6722-NSLAC

Guaranteed earnings rate — The guaranteed earnings rate is the effective annual rate at which values in variable portfolios or in one of the Asset Allocation Models accumulate at with the earnings base of the ARDBR (2009) or the guaranteed earnings income base of the GMIB Plus with Annual Reset (2009).

Notice — A written form acceptable to us, signed by you and received at our administrative office (the address listed on the first page of the prospectus). We have specified forms or may require specific information in writing for certain transactions, such as a surrender request. Contact us or your registered representative for more information.

Pro rata — A pro rata adjustment means the benefit or rider base will be reduced by the same percentage that the contract value was reduced by a withdrawal in excess of that provided for by the contract or rider. If your contract value is lower than your rider base, a pro rata reduction will reduce your rider base by a greater amount than a dollar for dollar reduction would. If your contract value is higher than your rider base, a pro rata reduction will reduce your rider base less than a dollar for dollar reduction would.

Subaccount — A subdivision of VAN. The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge.

Valuation period — The period of time from one determination of variable subaccount unit and annuity unit values to their next determination. A valuation period usually ends at 4:00 PM eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each valuation period are determined at the end of that valuation period.

VAN (Variable Account N) — A separate account of National Security consisting of assets segregated from National Security’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.

You — You means the owner of the contract or the owner’s estate if the owner is deceased.

Form 6722-NSLAC

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses	Years	Charge
Surrender charge (a percentage of your total purchase payments	1st	9%
minus all previous withdrawals)(1)	2nd	8%
	3rd	7%
	4th	6%
	5th	5%
	6th	4%
	7th	2%
	8th	1%
	9th and later	0%

Transfer Fee (currently no charge for the first 12 transfers each contract year)		$10
Premium Tax (charged upon annuitization, surrender, or when assessed)	0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Annual Contract Fee (no fee if your contract value exceeds $50,000)	$30

Separate Account Annual Expenses (as a percentage of average variable account value)

Mortality and Expense Risk Charge	1.15%
Account Expense Charge	0.25%

Total Separate Account Annual Expenses (without optional added benefits)	1.40%

Optional Rider Expenses (Some of the optional riders are mutually exclusive. See the individual discussion of each rider later in the prospectus for details on the riders and the amounts upon which charges are based. Some of the optional riders, marked with an * below, are not currently offered. Please see the footnotes below.)

Annual stepped-up Death Benefit(2)	0.25% of the optional death benefit amount
GMDBR80 Plus	0.25% of the optional death benefit amount
GMDBR85 Plus	0.45% of the optional death benefit amount
5% GMDBR80 Plus	0.45% of the optional death benefit amounts
5% GMDBR85 Plus	0.70% of the optional death benefit amounts
ARDBR(3)*	0.60% of the optional death benefit amount
ARDBR (2009) (currently 0.85%)	1.40% of the optional death benefit amounts (maximum charge)

GEB at issue ages through 70	0.15% of contract value on anniversary
GEB at issue ages 71 through 75	0.30% of contract value on anniversary
GEB “Plus” at issue ages through 70	0.30% of contract value on anniversary
GEB “Plus” at issue ages 71 through 75	0.60% of contract value on anniversary

GMIB(4)*	0.45% of guaranteed income base
GMIB Plus(4)*	0.50% of guaranteed income base
GMIB Plus with Five Year Reset(3)*	0.50% of guaranteed income base
GMIB Plus with Annual Reset(3)*	0.65% of guaranteed income base
GMIB Plus with Annual Reset (2009) (currently 0.95%)	1.50% of the guaranteed income base (maximum charge)

Form 6722-NSLAC

GPA (7% guaranteed annual withdrawal)(3)*	0.40% of eligible contract value
GPA (8% guaranteed annual withdrawal)(3)*	0.50% of eligible contract value
GPP(5)	0.55% of average annual guaranteed principal amount

Summary of Maximum Contract Expenses (expenses you would pay if you elected all optional benefits available under the contract and the most expensive of mutually exclusive optional benefits)

Mortality and Expense Risk Charge	1.15%
Account Expense Charge	0.25%

Subtotal	1.40
ARDBR (2009)	1.40%
GEB “Plus” at issue ages 71 through 75	0.60%
GMIB Plus with Annual Reset (2009)	1.50%
GPP	0.55%

Maximum Possible Total Separate Account Expenses:	5.45%	(6)

(1)	The percentage varies with the number of years from purchase payments to which values relate. This charge may also be called a Contingent Deferred Sales Charge.

(2)	In those states where permitted, charge is 0.25% for contracts applied for on or after May 15, 2009. For other contracts, charge is 0.10%. See your representative for more information.

(3)	No longer available for purchase.

(4)	No longer available for purchase. Last available purchase date depends on state of contract issue. See your representative for more information.

(5)	In those states where permitted, charge is 0.55% for riders purchased on or after May 15, 2009. For other riders, charge is 0.20%. See your representative for more information.

(6)	Assumes average account value, contract value and all bases upon which rider charges are based are equal. If such amounts are not equal, then total charges may be higher or lower. Note that certain riders are mutually exclusive. The following shows which riders you may not have at the same time:

If you have this rider	you cannot have this rider
GPP	GPA
GPA	GPP or any GMIB rider
One of the GMDB riders	Any other GMDB rider
Annual stepped-up death benefit	Any ARDBR
One of the GMIB riders	Any other GMIB rider or GPA

Furthermore, if you have an ARDBR, you must also have the comparable GMIB Plus with Annual Reset. Please carefully review the rider descriptions later in this prospectus.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	Maximum
	without	without
	waivers	waivers

Total Annual Fund Operating Expenses (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)	0.36%	6.87%

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization. If the premium taxes were reflected, the charges would be higher.

Form 6722-NSLAC

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund assuming no waivers. The Example assumes you have selected all the available optional benefits and the costs for those benefits based on their mutual exclusivity and maximum cost are based on contract values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years

$2,092	$4,503	$6,971	$13,534

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years

$1,275	$3,857	$6,503	$13,534

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the minimum fees and expenses of the available Funds assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on contract values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years

$1,439	$2,649	$4,053	$8,564

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years

$627	$2,016	$3,599	$8,564

Financial Statements

The complete financial statements of VAN and National Security are included in the Statement of Additional Information.

Accumulation Unit Values

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity contract value, such as the contract maintenance charge. A portion of the information in the table is also included in VAN’s Financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review VAN’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contract began on May 1, 2002. Since then, the following changes have been made to the available Funds:

May 1, 2003	Dreyfus Variable Investment Fund Appreciation portfolio and Royce Capital Fund portfolios were added, Van Kampen Universal Institutional Funds (Class I) Core Plus Fixed Income and U.S. Real

Form 6722-NSLAC

Estate portfolios discontinued for new contracts, and Van Kampen Universal Institutional Funds (Class II) Core Plus Fixed Income and U.S. Real Estate portfolios added for new contracts.

October 1, 2003	Fidelity VIP Equity Income Portfolio added.

May 1, 2004	Ohio National Fund U.S. Equity, Balance and Covered Call portfolios added; PBHG Technology and Communications portfolio and Strong Variable Insurance Funds discontinued for new contracts.

May 1, 2005	Franklin Templeton Variable Insurance Products Trust funds and Lazard Retirement International Equity Portfolio added. Salomon Brothers Variable Series Funds Inc. added, PBHG Technology & Communications Portfolio changed its name to Liberty Ridge Technology and Communications Portfolio.

November 2, 2005	Ohio National Fund Target VIP and Target Equity/Income portfolios were added.

May 1, 2006	Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. The Neuberger Berman Advisers Management Trust AMT Regency Portfolio was added. The Van Kampen Universal Institutional Funds International Growth Equity Portfolio and Equity Growth Portfolio were added.

May 1, 2007	Ohio National Fund Bristol Growth Portfolio was added. Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization. Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization and Legg Mason Partners Capital and Income Portfolio replaced the Total Return Portfolio through reorganization.

May 1, 2008	Ohio National Fund Blue Chip Portfolio changed its name to Strategic Value Portfolio. ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio (Class II) was added. Federated Insurance Series Federated Kaufmann Fund II (Service Shares) was added. Fidelity Variable Insurance Products Fund VIP Real Estate Portfolio (Service Class 2) was added. Franklin Templeton Variable Insurance Products Trust, Franklin Templeton VIP Founding Funds Allocation Fund (Class 4) was added. Franklin Templeton Variable Insurance Products Trust (Class 4) Franklin Income Securities Fund, Franklin Flex Cap Fund and Templeton Foreign Securities Fund were added for contracts with applications signed or electronic orders submitted to us on or after May 1, 2008 and Class 2 shares were discontinued for such contracts. Goldman Sachs Variable Insurance Trust (Service Shares) Goldman Sachs Growth and Income Fund, Goldman Sachs Structured U.S. Equity Fund and Goldman Sachs Capital Growth Fund were added for contracts with applications signed or electronic orders submitted to us on or after May 1, 2008 and Institutional Shares were discontinued for such contracts.

August 1, 2008	Ohio National Fund International Small Company Portfolio changed its name to International Small-Mid Company Portfolio.

October 1, 2008	Ivy Variable Insurance Portfolios, Inc. and PIMCO CommodityRealReturn® Strategy Portfolio added.

April 24, 2009	J.P. Morgan Series Trust II JPMorgan Mid Cap Value Portfolio was merged with J.P. Morgan Insurance Trust Diversified Mid Cap Value Portfolio and was renamed JPMorgan Insurance Trust Mid Cap Value Portfolio. J.P. Morgan Series Trust II JPMorgan Small Company Portfolio was merged with J.P. Morgan Insurance Trust Small Cap Equity Portfolio and was renamed JPMorgan Insurance Trust Small Cap Core Portfolio.

May 1, 2009	Janus Aspen Series Large Cap Growth Portfolio changed its name to Janus Portfolio. Janus Aspen Series International Growth Portfolio changed its name to Overseas Portfolio. Janus Aspen Series Worldwide Growth Portfolio changed its name to Worldwide Portfolio.

April 30, 2010	Goldman Sachs Variable Insurance Trust Growth and Income Fund changed its name to Large Cap Value Fund and Capital Growth Fund changed its name to Strategic Growth Fund. Legg Mason Partners Variable Equity Trust Legg Mason ClearBridge Variable Fundamental Value Portfolio changed its name to Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio and Legg Mason ClearBridge Variable Investors Portfolio changed its name to Legg Mason ClearBridge Variable Large Cap Value Portfolio.

Form 6722-NSLAC

National Security

National Security is licensed to issue life insurance and annuities in 18 states and the District of Columbia. We were incorporated under the laws of the State of New York in 1973 as The Urbaine Life Reinsurance Company. In 1993, we were purchased by Security Life of Denver Insurance Company and our name was changed to First ING Life Insurance Company of New York. Our name was changed to National Security Life and Annuity Company on January 4, 2002, when we were purchased by SMON Holdings, Inc., a Delaware corporation which was owned jointly by Security Mutual Life Insurance Company of New York (“Security Mutual”) and The Ohio National Life Insurance Company (“Ohio National Life”). In March 2007, Ohio National Life and Security Mutual became direct owners of our stock after SMON Holdings, Inc. was dissolved, and Ohio National Life purchased additional shares of our stock from Security Mutual, increasing its ownership to over 80% of our outstanding stock. Security Mutual is a New York domiciled mutual life insurance company. Ohio National Life is an Ohio domiciled life insurance company. Our home office is at 100 Court Street, Binghamton, New York 13902. Our administrative office is at One Financial Way, Montgomery, Ohio 45242.

National Security and/or its affiliates may pay retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time National Security has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, National Security and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

We may credit additional amounts under our contracts for contracts sold to registered representatives (and their immediate families) of broker-dealers that have (i) a selling agreement with us and our principal underwriter to sell the contracts and (ii) approved the payment of the additional amount to their registered representatives. There will be no commissions paid on the sale of these contracts.

Variable Account N

We established VAN on January 4, 2002 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAN. Your allocation of contract values may be to no more than 18 of the available subaccounts. We reserve the right to limit your allocation of contract values to no more than 10 of the available subaccounts. You may be subject to restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “ Optional Asset Allocation Models” for more information.

Income, gains and losses, whether or not realized, from assets allocated to VAN are credited to or charged against VAN without regard to our other income, gains or losses. The assets maintained in VAN will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts,

Form 6722-NSLAC

including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts.

Any guarantees under the contract that exceed your contract value, such as those associated with the guaranteed benefit rider options or the death benefit rider options, are paid from our general account (not the separate account). Therefore, any amounts that we may pay under the contract in excess of contract value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

VAN is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAN are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAN, including some subaccounts that are not available for these contracts.

Investment Options

You may allocate your contract values to Funds, the Fixed Accumulation Account or an optional Asset Allocation Model as described below. If you purchase certain optional riders, you may be subject to restrictions on allocations. Please see “Optional Asset Allocation Models” and “Investment Restrictions for Certain Optional Riders” below.

Fixed Accumulation Account

The Fixed Accumulation Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Fixed Accumulation Account as the Fixed Account. We reserve the right to not offer the Fixed Accumulation Account to new contracts in the future. The Fixed Accumulation Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We invest our general assets in our discretion as allowed by New York law.

The Fixed Accumulation Account consists of all of our general assets other than those allocated to a separate account. If the Fixed Accumulation Account is available on your contract, you may allocate purchase payments and contract values between the Fixed Accumulation Account and the Funds. There might be periods when we will not make the Fixed Accumulation Account available on new contracts.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate as may be permitted by applicable state law), compounded annually, to contract values allocated to the Fixed Accumulation Account. We may credit interest at a rate in excess of 3%, or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the value of a contract in the Fixed Accumulation Account will never be less than:

•	the amount of purchase payments allocated to, and transfers into, the Fixed Accumulation Account, plus

•	interest credited at the rate of 3% per year (or such other rate that will be indicated in the contract) compounded annually, plus

•	any additional excess interest we may credit to guaranteed values, minus

•	any withdrawals and transfers from the guaranteed values, minus

•	any surrender charge on withdrawals, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Fixed Accumulation Account.

Form 6722-NSLAC

No deductions are made from the Fixed Accumulation Account for Account Expense Charges or Mortality and Expense Risk Charges. Insurance risk charges for optional benefit riders are taken pro rata from the Fixed Accumulation Account and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Fixed Accumulation Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Fixed Accumulation Account for up to six months from the date we receive your written request for withdrawal.

The Funds

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAN. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 1-877-446-6020.

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

Optional Asset Allocation Models

You may choose an optional Asset Allocation Model for your contract’s variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional Asset Allocation Model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. You may not use more than one model at a time. Certain optional benefits require all variable account values be in the Asset Allocation Models from the issuance of the rider until the rider ends according to its terms or annuity payments begin.

Form 6722-NSLAC

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.

If you choose the Asset Allocation Models, upon your execution and return of the investment advisory agreement, Ohio National Investments, Inc. (“ONII”) will serve as your investment adviser for the limited purpose of developing and updating the Asset Allocation Models. The Asset Allocation Models do not become dynamic until the investment advisory agreement is executed and returned to ONII. Currently, you are required to sign an investment advisory agreement with ONII in order to be in an Asset Allocation Model. Periodically, typically annually, ONII will assess the make up of each of the Asset Allocation Models to determine if they continue to maintain the optimal level of investment return balanced against the designated risk tolerance for the model. If ONII determines that changes to the models are appropriate, we will notify you at least 30 days before making the change. If we do not hear from you otherwise, we will automatically reallocate the assets contained in the existing model to the new model, based on the limited discretionary authority you will have granted to ONII to do so. If you do not want your contract values reallocated in your existing model, you may move to a different model. If you do not want to move to a different model and you do not wish to have your contract values reallocated in the existing model, we will deem the advisory agreement between ONII and you terminated and no further automatic rebalancing or reallocation will take place in your contract. If you have a rider that requires participation in the Asset Allocation Models, the effect of the termination of the advisory agreement will be to terminate your rider as well except for the GMIB Plus with Annual Reset (2009) rider which can also remain in force if you adhere to the alternative investment restrictions.

More information about ONII’s role as your limited purpose investment adviser is contained in Part II of ONII’s Form ADV, which you can request at any time. It is possible that ONII may include underlying funds in the Asset Allocation Models for which it also acts as the investment adviser. As a result, inclusion of such portfolios will result in ONII receiving fund management fees from these funds and portfolios.

We have retained a third-party consultant to assist in the development of Asset Allocation Models, each comprising a combination of the contract’s available Funds. Ohio National, in consultation with ONII selects the underlying Funds to be offered through this annuity contract. The consultant then performs a quantitative analysis to determine which combination of Funds offers the best opportunity to achieve the expected investment return given the acceptable level of investment risk. ONII approves the final recommendations made by the consultant. However, we reserve the right to change the third party consultant we use to develop the Asset Allocation Models or to develop the Asset Allocation Models without the use of a third party consultant. The consultant selects the Funds for each of the models in accordance with risk/return profiles they have developed. Currently the following Models are available:

•	Model 1: Conservative (investment objective — preservation of capital)

•	Model 2: Moderately Conservative (investment objective — moderate growth)

•	Model 3: Balanced (investment objective — steady growth in asset values)

•	Model 4: Moderate Growth (investment objective — moderately high growth in asset values)

•	Model 5: Growth (investment objective — high growth in asset values)

Please contact us at 1-888-925-6446 or your registered representative for more detailed information on the Models.

At the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions established for each model. You will then receive a confirmation of the

Form 6722-NSLAC

transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly rebalancing transactions.

The transfer charge will apply if, by changing from one model to another, you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer.

Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an Asset Allocation Model will be allocated among the Funds as specified by the model you choose.

If your contract includes the optional Guaranteed Principal Protection (“GPP”) or Guaranteed Principal Access (“GPA”) rider, your variable account values must be in one of the models. The GPP or GPA rider will be cancelled if you are no longer using any Asset Allocation Model. If the GPP or GPA is so terminated, a full annual rider charge will be assessed without being prorated to the date of termination.

We may limit the availability an Asset Allocation Model under one of the riders with investment restrictions or that requires participation in an Asset Allocation Model. If we limit the availability of an Asset Allocation Model, unless you make additional purchase payments, your contract value will continue to be allocated in the unavailable Asset Allocation Model.

If we limit the availability of an Asset Allocation Model and you make additional purchase payments, you will not be permitted to allocate them to the unavailable Asset Allocation Model. Because you may only be in one Asset Allocation Model at a time, you will have to transfer your contract value to an available Asset Allocation Model.

We will always provide at least one Asset Allocation Model for any rider that requires participation in an Asset Allocation Model.

If an Asset Allocation Model becomes unavailable for the allocation of purchase payments under GPP or GPA and you wish to make additional purchase payments, you will have to transfer your contract value to an available Asset Allocation Model.

Currently, if you own the GMIB Plus with Annual Reset (2009) you can only be in Asset Allocation Model 2, 3, or 4 or comply with alternative investment restrictions. If an Asset Allocation Model becomes unavailable for the allocation of purchase payments under the GMIB Plus with Annual Reset (2009) and you wish to make additional purchase payments, you will have to transfer your contract value to an available Asset Allocation Model or comply with the alternative investment restrictions under those riders.

In the following scenarios, you do not have to take affirmative action to retain your rider:

•	We limit the availability of an Asset Allocation Model under a rider, and you do not make any additional purchase payments.

•	ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, and you do no opt out.

In the following scenarios, you must take affirmative action or your rider will be cancelled:

•	We limit the availability of an Asset Allocation Model under a rider, and you do make additional purchase payments. If you do not transfer your contract value to an available Asset Allocation Model or comply with alternative investment restrictions, if applicable, your rider will be cancelled. However, if you make additional purchase payments and transfer your contract value to an available Asset Allocation Model at the same time, your rider will not be cancelled.

•	ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, you opt out by the deadline and do not move to another Asset Allocation Model. If you do not transfer your contract value to another Asset Allocation Model or comply with alternative investment restrictions, if applicable, your rider will be cancelled. If we provide only one Asset Allocation Model for

Form 6722-NSLAC

any rider that requires participation in an Asset Allocation Model, if you opt out of the revised Asset Allocation Model and do not comply with alternative investment restrictions, if applicable, your rider will be cancelled.

Investment Restrictions for Certain Optional Riders

If you select the GMIB Plus with Annual Reset (2009) rider, your purchase payments and contract value must be allocated in accordance with the restrictions specified below:

(1)	Some or all of your purchase payments or contract value may be allocated to the Fixed Accumulation Account, if available. See “Fixed Accumulation Account” for more details.

(2)	Any portion of your purchase payments or contract value that is not allocated to the Fixed Accumulation Account must be allocated in compliance with either (a) or (b):

(a)	100% must be allocated to one of Asset Allocation Models 2, 3 or 4. See “Optional Asset Allocation Models” for more details. Please contact us at 1-888-925-6446 or your registered representative for more detailed information on the Models.

or

(b) (i)	at least 30% must, but no more than 60% may, be allocated to investment options included in Category 1;

(ii)	no more than 70% may be allocated to investment options included in Category 2;

(iii)	no more than 25% may be allocated to investment options included in Category 3; and

(iii)	no more than 15% may be allocated to investment options included in Category 4.

The investment options available in each Category are:

Investment Options

Category 1	Ohio National Fund, Inc. Money Market Portfolio Bond Portfolio PIMCO Variable Insurance Trust Real Return Portfolio Total Return Portfolio	The Universal Institutional Funds, Inc. Morgan Stanley UIF Core Plus Fixed Income Portfolio

Form 6722-NSLAC

Category 2
Ohio National Fund, Inc.
Equity Portfolio
Omni Portfolio
S&P 500® Index Portfolio
Strategic Value Portfolio
Nasdaq-100® Index Portfolio
Bristol Portfolio
Bristol Growth Portfolio
Balanced Portfolio
Income Opportunity Portfolio
U.S. Equity Portfolio
Target VIP Portfolio
Target Equity/Income Portfolio

Dreyfus Variable Investment Fund
Appreciation Portfolio

Fidelity® Variable Insurance Products
VIP Contrafund® Portfolio
VIP Growth Portfolio
VIP Equity-Income Portfolio

Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund
Franklin Flex Cap Growth Securities Fund
Franklin Templeton VIP Founding Funds Allocation Fund
Templeton Foreign Securities Fund

Goldman Sachs Variable Insurance Trust
Goldman Sachs Large Cap Value Fund
Goldman Sachs Structured U.S. Equity Fund
Goldman Sachs Strategic Growth Fund

Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy

Janus Aspen Series
Janus Portfolio
Balanced Portfolio

Lazard Retirement Series
Lazard Retirement U.S. Strategic Equity Portfolio

Legg Mason Partners Variable Equity Trust
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio
Legg Mason ClearBridge Variable Equity Income Builder Portfolio
Legg Mason ClearBridge Variable
Large Cap Value Portfolio

MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series
MFS® Total Return Series

PIMCO Variable Insurance Trust
Global Bond Portfolio (Unhedged)

The Prudential Series Fund, Inc.
Jennison Portfolio
Jennison 20/20 Focus Portfolio

The Universal Institutional Funds, Inc.
Morgan Stanley UIF Capital Growth Portfolio

Category 3
Ohio National Fund, Inc.
International Portfolio
Aggressive Growth Portfolio
High Income Bond Portfolio
Capital Appreciation Portfolio
Mid Cap Opportunity Portfolio

Federated Insurance Series
Federated Kaufmann Fund II

Fidelity® Variable Insurance Products
VIP Mid Cap Portfolio

Janus Aspen Series
Overseas Portfolio
Worldwide Portfolio

J.P. Morgan Insurance Trust
JPMorgan Insurance Trust Mid Cap Value Portfolio

Lazard Retirement Series
Lazard Retirement International Equity Portfolio

MFS® Variable Insurance Trust
MFS® Mid Cap Growth Stock Series

Neuberger Berman Advisers Management Trust
AMT Regency Portfolio

The Universal Institutional Funds, Inc.
Morgan Stanley UIF International Growth Equity Portfolio

Form 6722-NSLAC

Category 4
Ohio National Fund, Inc.
International Small-Mid Company Portfolio
Millennium Portfolio
Capital Growth Portfolio
Small Cap Growth Portfolio
Bryton Growth Portfolio

ALPS Variable Insurance Trust
AVS Listed Private Equity Portfolio

Fidelity® Variable Insurance Products
VIP Real Estate Portfolio

Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Global Natural Resources
Ivy Funds VIP Science and Technology

J.P. Morgan Insurance Trust
JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
Lazard Retirement Emerging Markets Equity
Portfolio

MFS® Variable Insurance Trust
MFS® New Discovery Series

PIMCO Variable Insurance Trust
CommodityRealReturntm Strategy Portfolio

Royce Capital Fund
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio

The Universal Institutional Funds, Inc.
Morgan Stanley UIF U.S. Real Estate Portfolio

You may allocate purchase payments to a dollar-cost averaging (“DCA”) account, including the Enhanced DCA, and transfer amounts out of the dollar cost averaging account (“DCA Account”) in accordance with the restrictions described above. You may not establish a DCA program with scheduled transfers from a Fund and comply with these restrictions. See “Scheduled Transfers (Dollar Cost Averaging)” for more details about dollar cost averaging.

Transfers.  Any transfer request or change in allocation or rebalance instructions must comply with the applicable investment restrictions. Any transfer request from one Category to another must result in an allocation that continues to meet the investment restrictions. If you make a transfer within a Category, you will still be deemed to have met the investment restrictions, even if your contract value has increased beyond the percentage limit. Please note that a transfer request will not update your purchase payment allocation or rebalance instructions. You must provide us separate instructions to change your purchase payment allocation or rebalance instructions.

Classifications.  We have classified investment options into the above Categories based on the fund’s characteristics and our determination of their risk. If a new investment choice is added to your contract, we will determine which of the above Categories, if any, it will be placed in. We may reassess our determination of risk based on characteristics such as investment objectives, strategy or holdings and may change the classification of any investment option in the individual Categories with advance written notice to you. We may limit the availability of any Asset Allocation Model or any investment option under the riders. We may apply any changes to future purchase payments and transfer requests. Any such changes to transfer requests will not apply to transfers out of the DCA Account. If an existing investment option becomes unavailable for the allocation of future purchase payments and you wish to make additional purchase payments, you will need to provide us updated allocation instructions that comply with 2(a) or 2(b) described above in this section. If you fail to provide us with new instructions as described and your allocation of purchase payments or contract value violates the investment restrictions, your rider will be terminated.

Please note that you may only be in one Asset Allocation Model at a time. Therefore, if an Asset Allocation Model to which your contract value is allocated becomes unavailable for the allocation of future purchase payments under your rider and you wish to make additional purchase payments, you will have to transfer your contract value to an Asset Allocation Model that is available under your rider.

Rebalancing.  If you choose to allocate your purchase payments to an available Asset Allocation Model according to option (2)(a) described above in this section, at the end of each calendar quarter we will rebalance variable account values allocated within each Asset Allocation Model to maintain the mix of investments in the proportions established for each Asset Allocation Model. If you choose to allocate your purchase payments according to option

Form 6722-NSLAC

2(b) described above in this section, you must provide us with rebalance allocation instructions that comply with option 2(b). On each three-month anniversary of the date the applicable rider was added, we will rebalance your contract value in accordance with your rebalance instructions.

Termination.  You will not violate the investment restrictions simply because your contract value in the Categories increases or decreases above or below the specified limits. You will violate the investment restrictions if you allocate purchase payments or contract value in a manner not specified above. If you have purchased a GMIB Plus with Annual Reset (2009) rider, your rider will be cancelled if you cease to comply with these described requirements. Furthermore, if you have purchased the ARDBR (2009) in conjunction with the GMIB Plus with Annual Reset (2009) rider, the ARDBR (2009) will be cancelled. If one of these riders is so terminated, a prorated annual rider charge will apply. Please see “Optional Death Benefit Riders” and Optional Guaranteed Minimum Income Benefit (GMIB) Riders” for details.

Mixed and Shared Funding

In addition to being offered to VAN, Fund shares are offered to Variable Account L, our separate account for variable life insurance contracts and to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAN’s participation in a Fund. Material conflicts could result from such things as:

•	changes in state insurance law;

•	changes in federal income tax law;

•	changes in the investment management of any Fund; or

•	differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAN at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. There is no minimum number of contract owners required to reach a quorum. We will vote Fund shares held in VAN, for which no timely instructions are received, in proportion to the instructions that we do receive. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAN.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is under common control with us because The Ohio National Life Insurance Company (a) is the sole owner of

Form 6722-NSLAC

ONEQ and (b), as of March 30, 2007, owns over 80% of our outstanding stock. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 5.25% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The amounts may vary by broker-dealer. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Surrender Charge

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers or other benefits provided under the contract, cost of sales literature and prospectuses, and other expenses related to sales activity. If other fees or charges are being assessed in addition to the surrender charge, we will calculate the surrender charge first. The surrender charge is a percentage of your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

Years	Payment

1st	9%
2nd	8%
3rd	7%
4th	6%
5th	5%
6th	4%
7th	2%
8th	1%
9th and later	0%

During each contract year, you may withdraw not more than 10% of the contract value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. We do not assess the surrender charge when a beneficiary takes a lump sum distribution after the death of the annuitant. If the annuitant dies before the end of the surrender charge period and the beneficiary chooses any settlement option other than a lump sum distribution or immediate annuitization, we will assess the applicable surrender charge on any withdrawals the beneficiary takes while the contract is in the surrender charge period.

We do not assess a surrender charge after you annuitize the contract. If you choose an alternative annuity option, we will not assess a surrender charge if one of the following is true:

(1)	If the withdrawal for the alternative annuity option is before the end of the second contract year, the annuity income must be payable for the lifetime of the annuitant and joint annuitant, if any;

(2)	If the withdrawal for the alternative annuity option is during the third through fifth contract years, the annuity income must be payable over a period of not less than ten years or payable over the lifetime of the annuitant and joint annuitant, if any; or

Form 6722-NSLAC

(3)	If the withdrawal for the alternative annuity option is after the fifth contract year, the annuity income must be payable over a period of not less than five years or payable over the lifetime of the annuitant and joint annuitant, if any.

Annual Contract Fee

Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the contract value. This helps to repay us for maintaining the contract for contracts under $50,000. This helps to cover expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The account expense charge is not sufficient to cover these expenses for contracts under $50,000. There is no contract fee for contracts having a value of at least $50,000 at the contract anniversary. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.

Deduction for Account Expense Fee

At the end of each valuation period before annuity payments begin we deduct an amount equal to 0.25% on an annual basis of the variable account value. This deduction reimburses us for amounts not covered by the annual contract fee. Examples of these are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk Fee

We guarantee that, until annuity payments begin, the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin and except in the instance of the annuitant’s death, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.15% of the variable account value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.15% on an annual basis. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.65% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

Charges for Optional Benefits

There is an additional annual charge if you choose an optional benefit. See the individual discussion of each rider later in this prospectus for details on the riders and the amounts upon which the charges are based. The additional charge is made on each contract anniversary. Not all optional benefits are currently available or are available in all states. We may discontinue any of the optional benefits on new contracts at any time.

Form 6722-NSLAC

If you choose the annual stepped-up death benefit, the GMDBR80 Plus, GMDBR85 Plus, 5% GMDBR80 Plus, 5% GMDBR85 Plus, ARDBR or ARDBR (2009) as described under “Death Benefit,” those annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-Up Death Benefit*	0.25%
GMDBR80 Plus	0.25%
GMDBR85 Plus	0.45%
5% GMDBR80 Plus	0.45%
5% GMDBR85 Plus	0.70%
ARDBR (No longer available.)	0.60%
ARDBR (2009) (currently 0.85%)	1.40% (maximum charge)

*	In those states where permitted, charge is 0.25% for contracts applied for on or after May 15, 2009. For other contracts, charge is 0.10%. See your representative for more information.

If you choose the GEB, as described under “Death Benefit,” the annual charge is the following percentage of your contract value on the contract anniversary:

GEB at issue ages through 70	0.15%
GEB at issue ages 71 through 75	0.30%
GEB “Plus” at issue ages through 70	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%

If you choose the GMIB, the GMIB Plus, the GMIB Plus with Five Year Reset, the GMIB Plus with Annual Reset or the GMIB Plus with Annual Reset (2009) riders the annual charge is the following percentage of your guaranteed income base as described under “Optional Guaranteed Minimum Income Benefit (“GMIB”)”:

GMIB (No longer available.)	0.45%
GMIB Plus (No longer available.)	0.50%
GMIB Plus with Five Year Reset (No longer available.)	0.50%
GMIB Plus with Annual Reset (No longer available.)	0.65%
GMIB Plus with Annual Reset (2009)	1.50%
(currently 0.95%)	(maximum charge)

If you choose the GPA, the annual charge is the following percentage of your eligible contract value plus later purchase payments as described under “Optional Guaranteed Principal Access (“GPA”) Rider:

For the 7% guaranteed annual withdrawal (No longer available.)	0.40%
For the 8% guaranteed annual withdrawal (No longer available.)	0.50%

If you choose the GPP, the annual charge is the following percentage of your average annual guaranteed principal amount as described under “Optional Guaranteed Principal Protection (“GPP”)”:

Percent of average annual guaranteed principal amount*	0.55%

*	In those states where permitted, charge is 0.55% for riders purchased on or after May 15, 2009. For other riders, charge is 0.20%. See your representative for more information.

Transfer Fee

We may charge a transfer fee of $10 for each transfer of values from one or more subaccounts to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge

Form 6722-NSLAC

for your first 12 transfers each contract year. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your contract value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your contract value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses. Deductions for fund expense continue after annuity payments begin for the amounts which are allocated to a Fund.

Description of Variable Annuity Contracts

Free Look

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value (minus any extra units credited) as of the date of cancellation. Certain other rules may apply if this contract is issued as an IRA (such as the amount you are entitled to receive and the period of time in which you have to submit a request for a free look). For more details regarding the rules for IRA contracts, see the IRA Disclosure Statement in the back of this prospectus. In order for your request to cancel to be effective and the contract value calculated, the request must be received by us at our Administrative Office (the address listed on the first page of the prospectus) on any business day before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time). Requests received after the close of the New York Stock Exchange, or received on any day when the New York Stock Exchange is not open will be processed as of the end of the next business day when the New York Stock Exchange is open. To revoke, you must return the contract to us within the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you.

Accumulation Period

Purchase Payments

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans).

For contracts applied for on or after January 12, 2010, we currently limit your total purchase payments for any one life to $1,000,000. In those states where permitted, for contracts applied for on or after January 12, 2010, we may limit your total purchase payments to the lesser of the following:

(a) for any one contract, the lesser of 150% of your initial purchase payment or $1,000,000; and

(b) for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

Form 6722-NSLAC

For other contracts, we may limit your total purchase payments for any one life to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

Extra Credit

We credit (from our general account) an extra amount to your contract each time you make a purchase payment. The extra credit equals 4% of each purchase payment. We allocate your extra credits pro rata to the subaccounts of VAN and to the Guaranteed Account in the same ratio as the purchase payments. We are able to pay you this extra 4% credit because (a) the contract’s surrender charge is higher than that of other similar contracts that do not provide an extra credit, and (b) the sales representative receives a lower commission for selling this contract than for other similar contracts that do not provide an extra credit. National Security will profit to the extent revenues, if any, from higher surrender charges (paid only by those who surrender or withdraw money from the contract within eight years after their purchase payment) might exceed the amount of extra credits.

Extra credits are not part of the amount you will be paid if you use the free look option. We may not credit extra amounts on purchase payments you make within one year of a free withdrawal to the extent those purchase payments are less than the amount you withdrew. Extra credits within one year of death are not included in amounts payable for death benefits, and extra credits within one year of a stepped-up death benefit are not included in the increased death benefit amount. Extra credits within one year of your confinement are not included in amounts we pay under the Nursing Facility Confinement benefit. Extra credits within one year of your confinement remain part of your contract value, but they will not be included in amounts we pay under the Nursing Facility Confinement benefit.

While extra credits are normally beneficial, you could be slightly worse off for having received an extra credit if the full amount of that credit is recaptured when there has been negative investment performance:

•	during the period prior to exercise of free look rescission rights; or

•	during the period (of no more than one year) between an extra credit and recapture of that credit upon payment of nursing facility confinement or death benefits if, and to the extent that, the loss on such a recapture exceeded prior extra credits and gains thereon.

Extra Credits that we recover if you

•	exercise your free look option,

•	are paid a death benefit (including stepped-up death benefits), or

•	are paid a Nursing Facility Confinement benefit

will not exceed the maximum sales load that would apply to a normal surrender on that date.

We do not consider extra credits to be purchase payments or to be “investment in the contract” as described in Federal Tax Status.

Accumulation Units

Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

Form 6722-NSLAC

Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our administrative office for acceptance. We may enter into arrangements with certain broker-dealers whereby submission of the completed application and first purchase payment to the broker-dealer will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to prevent applications received after the cut-off time (usually 4:00 p.m. Eastern time) from being submitted to us for issuance as if received before the cut-off time.

Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

Unless otherwise prohibited by law, no contract is effective until the purchase payment is received and the contract is issued during the lifetime of the annuitant. If the annuitant dies before the contract is issued and we are not notified at our administrative office of the annuitant’s death, our sole obligation is to return the contract value to you or your estate upon notice and proof of the death of the annuitant.

You must send any additional purchase payments directly to our administrative office. They will then be applied to your contract according to your allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our administrative office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) on a valuation period (earlier those days when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

Allocation of Purchase Payments

You may allocate your contract values among up to 18 investment options including the variable subaccounts of VAN and the Fixed Accumulation Account (if available). We reserve the right to limit your allocation of purchase payments to no more than 10 of the available investment options. The amount you allocate to any Fund or the Fixed Accumulation Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our administrative office. Changes in allocation of purchase payments are not deemed effective until received by us at our administrative office. You may be subject to restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Accumulation Unit Value and Accumulation Value

We set the original accumulation unit value of each subaccount of VAN for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or in the Dollar Cost Averaging Account.

Form 6722-NSLAC

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1)	the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2)	the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3)	a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b)	is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c)	is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests by providing Notice to us. The surrender charge may then apply. That charge is taken from the total amount withdrawn.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any surrender charge and any premium tax charge that may apply. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Fixed Accumulation Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status” below.

If you request a surrender or withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1)	for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Commission has restricted trading on the Exchange;

(2)	for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3)	such other periods as the Commission may order to protect security holders.

Transfers among Subaccounts

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

Form 6722-NSLAC

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such other services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, transfers of contract values will only be permitted into the money market portfolio and all other transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge, if any.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the portfolios involved in the transfer;

•	The investment objectives of the particular portfolios involved in your transfers; and/or

Form 6722-NSLAC

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harms associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

Effective Time for Purchase, Transfer or Redemption Orders

Orders to purchase, redeem or transfer fund shares received after the close of the New York Stock Exchange, typically 4 p.m. (Eastern time) on a valuation period will not become effective until the next business day. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange.

However, we may enter into arrangements with certain broker-dealers whereby orders to purchase accumulation units (either through an initial purchase or subsequent purchase payments to an existing contract) will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we will first ensure that the broker-dealer has adequate compliance controls in place to prevent orders to purchase units received after the cut-off time (usually 4:00 p.m. Eastern time) from being credited as if received before the cut-off time.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning our administrative office at 1-877-446-6020 or by accessing our web site at any time at www.nslac.com. You may also request transfers or change allocations on our web site. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer request per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the

Form 6722-NSLAC

owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our administrative office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Scheduled Transfers (Dollar Cost Averaging)

We administer a Dollar Cost Averaging (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount from the Fixed Accumulation Account or the Funds to any of the other subaccounts. Each transfer under the DCA program must be at least $300. For a DCA program from a Fund, at least 12 transfers must be scheduled. For a DCA program from the Fixed Accumulation Account, at least three transfers must be scheduled. The DCA program is only available to contracts having a total accumulation value of at least $3,600. No transfer fees will be incurred for DCA transfers and they do not count against the 12 free transfers allowed each contract year. Unless you are in an Asset Allocation Model or unless other investment restrictions are applicable, a DCA program may be made with transfers from Funds or the Money Market Portfolio to any other Funds at any time during the contract.

A DCA program with transfers from the Fixed Accumulation Account to any other Funds may be made if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Fixed Accumulation Account may not exceed 2 years.

DCA generally has the effect of reducing the risk of purchasing at the top of a market cycle by reducing the average cost of indirectly purchasing Fund shares through the subaccounts to less than the average price of the shares on the same purchase dates. DCA transfers from the Fixed Accumulation Account or from a Fund with a stabilized net asset value, such as the Money Market Portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. In addition, in a rising market, DCA will product a lower rate of return than will a single up-front investment.

The DCA program may be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfers. We reserve the right to not offer the DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing contract owners with the DCA program to existing contracts that are not currently enrolled in a DCA Program.

Enhanced DCA Account.  We currently offer the Enhanced DCA program for initial purchase payments (or additional purchase payments of $3,600 or greater) which are allocated to the enhanced DCA account that provides a fixed interest rate that is higher than the guaranteed minimum interest rate for the Fixed Accumulation Account. The Enhanced DCA account is a subset of the Fixed Accumulation Account. The Enhanced DCA Program requires the purchase payment be fully transferred from the account within specified periods of time. Each DCA transfer must be at least $300. The Enhanced DCA program can be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfer. Terminating this program will result in all remaining funds transferred to the subaccounts of your choice or to the Fixed Accumulation Account. We reserve the right to not offer the Enhanced DCA program to new contracts in the

Form 6722-NSLAC

future. Upon prior written notice, we may discontinue providing the Enhanced DCA Program for additional purchase payments.

Portfolio Rebalancing

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

The transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

Nursing Facility Confinement

We will not assess a surrender charge if you are confined to a state licensed or legally operated in-patient nursing home facility for at least 30 consecutive days. Extra units credited within one year before your confinement are not included in amounts we will pay under this benefit. This waiver of the surrender charge may not be available in all states. It only applies when:

•	the confinement begins after the first contract anniversary and before annuity payments begin;

•	the contract was issued before your 80th birthday; and

•	we receive the request for withdrawal, together with proof of the confinement, at our home office while you are confined or within 90 days after discharge from the facility.

National Security Employee Discount

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser’s household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser’s minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.0% of all purchase payments made in the first contract year and 5.2% of purchase payments made in the second through sixth contract years. We credit the Fixed Accumulation Account in these amounts at the time the eligible person makes each payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.

Death Benefit

Basic Death Benefit

What does the beneficiary receive upon death of the annuitant before the annuity payout date?

If the annuitant dies before the annuity payout date, your contract provides for the beneficiary to receive Proceeds from the contract. The Proceeds equal (i) the contract value and (ii) any Death Benefit Adjustment, on the calculation date as described below.

Form 6722-NSLAC

What is the amount of the Death Benefit Adjustment?

The Death Benefit Adjustment is equal to the excess, if any, of the Death Benefit over the contract value on the calculation date as described below. The Death Benefit is used solely to calculate the Death Benefit Adjustment and is not an amount paid to the beneficiary.

The Death Benefit is the greatest of: (i) the total contract value; (ii) net purchase payments less pro-rata withdrawals; or (iii) the stepped-up Death Benefit amount (as described in the paragraph below) if the contract has been in effect for at least 8 years, unless one of the riders added to your contract provides for a higher death benefit.

For the 8-year period beginning on the eighth contract anniversary, the stepped-up Death Benefit will be the greater of (i) the contract value as of the eighth anniversary or (ii) net purchase payments less pro-rata withdrawals made on or before the eighth anniversary. At the beginning of each later 8-year period (until the annuitant attains age 90), the stepped up Death Benefit will be the greater of (i) the contract value on that date or (ii) the death benefit as of the last day of the preceding 8-year period adjusted for any payments or withdrawals. The stepped-up Death Benefit amount is increased by purchase payments and decreased pro-rata by withdrawals made during each 8-year period after the eighth anniversary.

For purposes of the paragraphs above, “net purchase payments” means your total purchase payments less an amount for any applicable premium tax or similar state or local tax. “Pro rata withdrawals” mean an adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the total contract value which resulted from the withdrawal.

If the contract value is greater than the Death Benefit on the calculation date as described below, then there is no Death Benefit Adjustment that will be added to the Proceeds. If the contract value is less than the Death Benefit on the calculation date as described below, then there is a Death Benefit Adjustment that will be added to the Proceeds. See the examples below.

When are contract value and Death Benefit Adjustment calculated for purposes of this section?

The contract value is calculated as of the date that we receive proof of the annuitant’s death and satisfactory instruction from the beneficiary for the disposition of the contract.

The Death Benefit Adjustment is calculated as of the date of death. In those states where permitted, for contracts applied for on or after May 1, 2010, the Death Benefit Adjustment is calculated as of the earlier of: (i) the date we are in receipt of proof of the annuitant’s death; or (ii) 90 days from the date of the annuitant’s death. For purposes of this section, “applied for” means the date when the application for the annuity is signed or the electronic order is submitted to us.

Examples of Death Benefit Adjustment calculation:

If the contract value on date of the Death Benefit Adjustment calculation is $100,000 and the Death Benefit is $85,000, then there is no Death Benefit Adjustment.

If the contract value on date of the Death Benefit Adjustment calculation is $85,000 and the Death Benefit is $100,000, then the Death Benefit Adjustment is $15,000 ($100,000 Death Benefit minus $85,000 contract value). $15,000 is added to the Money Market Portfolio until satisfactory instructions are received from the beneficiary as to settlement of the contract or the beneficiary gives us different investment instructions. If the contract value is $60,000 when we receive satisfactory instructions to settle the contract, then the beneficiary will receive $75,000 ($15,000 + $60,000). If the contract value is $120,000 when we receive satisfactory instructions, then the beneficiary will receive $135,000 ($15,000 + $120,000).

Form 6722-NSLAC

Where are the Proceeds invested before being paid out to a beneficiary?

From the date of the annuitant’s death until the Proceeds are paid to the beneficiary, unless the beneficiary elects to change the subaccount allocations, the contract value will remain invested in the subaccounts selected by the owner. If we have not yet received the required documents necessary to pay the Proceeds to the beneficiary, the amount equal to the Death Benefit Adjustment is added to the contract in the Money Market Portfolio.

What are the consequences of any change in the contract value before the Death Benefit Adjustment is calculated?

The beneficiary may decide to reallocate the contract value to different subaccounts in an effort to minimize the risk of market fluctuation. If the beneficiary elects to change the subaccount allocations before the date that the Death Benefit Adjustment is calculated, then any resulting change in contract value will have an impact on the Death Benefit Adjustment amount when it is calculated.

What are the consequences of any change in the contract value after the Death Benefit Adjustment is calculated?

Any change in the contract value, including, but not limited to market fluctuation, after the effective date of the Death Benefit Adjustment, and before we distribute the contract Proceeds, will affect the amount to be paid to the beneficiary. If the contract value increases or decreases, the amount of the Proceeds will be correspondingly increased or decreased. As such, the actual amount paid upon disposition of the contract may be more or less than the highest Death Benefit provided under your contract or optional riders.

How will the Proceeds be paid to the beneficiary?

The contract proceeds will be paid to the beneficiary in a single sum unless you or the beneficiary(ies) elect settlement under one or more settlement options. If there are multiple beneficiaries and the owner has not selected a settlement option, all the beneficiaries must agree on a settlement option or the payout value will be paid in lump sums to all of them proportionally. We must receive all required documentation or forms from all beneficiaries before the Proceeds will be distributed.

Unless otherwise designated by the contract owner before the date of annuitant’s death, the beneficiary may elect one of the following settlement options:

(1)	Five Year Continuance — Beneficiary may elect to become owner of the annuity and must liquidate the annuity within five years from the date of the annuitant’s death. If the annuitant dies before the end of the surrender charge period and the beneficiary continues the contract, we will charge the applicable surrender charge on any partial withdrawals the beneficiary takes while the contract is in the surrender charge period.

(2)	Beneficiary Stretch — Beneficiary may elect to become owner of the annuity and may continue the annuity for as long as the beneficiary takes a required minimum distribution each year beginning the first year after the year in which the annuitant died. This option must be elected within twelve months from the date of the annuitant’s death. If the annuitant dies before the end of the surrender charge period and the beneficiary continues the contract, we will charge the applicable surrender charge on any partial withdrawals the beneficiary takes while the contract is in the surrender charge period.

(3)	Immediate Annuitization — Beneficiary may elect to annuitize the annuity but must do so within twelve months from the date of the annuitant’s death. We do not assess a surrender charge if the beneficiary chooses to annuitize.

(4)	Lump Sum Distribution — Beneficiary may elect a lump sum distribution in which a surrender charge will not apply.

If the sole, primary beneficiary is the surviving spouse of the owner and annuitant and there is either no surviving owner or the surviving spouse is also the sole surviving owner, the spouse may continue the contract as the owner and annuitant, or choose one of the settlement options listed above.

Not all of the settlement options may be available if the beneficiary is not a natural person.

Form 6722-NSLAC

Other considerations:

We may require any designated beneficiary have an insurable interest in the life of the annuitant.

Any guarantees under the contract or death benefit riders that exceed the value of your interest in the separate account “VAN” are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

Optional Death Benefit Riders

Annual Stepped-Up Death Benefit.

In those states where permitted, we may offer an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit on the first contract anniversary will be the greater of (a) the contract value then or (b) net purchase payments less pro-rata withdrawals made on or before that date. On each contract anniversary after that (until the annuitant attains age 86), the death benefit will be reset to the greater of (a) the contract value on that anniversary date or (b) the death benefit as of the last preceding anniversary adjusted for any purchase payments or withdrawals. The stepped-up death benefit amount is increased by purchase payments and decreased by pro-rata withdrawals made during the period between contract anniversaries. In those states where permitted, for contracts applied for on or after May 15, 2009, there is an additional annual charge of 0.25% of the optional death benefit amount. The charge for other contracts is 0.10%. You cannot purchase the annual stepped-up death benefit once the annuitant is 76 years old.

GMDBR80 Plus/GMDBR85 Plus.

In those states where permitted, we may offer the GMDBR80 Plus or GMDBR85 Plus at the time the contract is issued. You cannot purchase either of these riders once the annuitant is 76 years old. Once the 5% GMDBR80 Plus or 5% GMDBR85 Plus described below is available in a state, you cannot purchase the GMDBR80 Plus or the GMDBR85 Plus.

With the GMDBR80 Plus and the GMDBR85 Plus, the death benefit is the greater of (a) the contract value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals from the contract as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80 (or age 85 for GMDBR85 Plus), at an effective annual rate of 6% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. Values in the Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will accumulate at the lesser of 6% or the rate being credited to the Money Market Portfolio or the Fixed Accumulation Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals. There is no maximum benefit amount for the GMDBR85 Plus.

Any withdrawals in a contract year equal to or less than 6% of the GMDB and the maximum death benefit amount as of the beginning of that year will reduce the GMDB amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 6% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the contract value was reduced because of the withdrawal in excess of 6%. There is an

Form 6722-NSLAC

additional annual charge for this option of 0.25% of the GMDBR80 Plus amount, or 0.45% for the GMDBR85 Plus amount.

The only differences between the GMDBR80 Plus and GMDBR85 Plus are that the GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.45% instead of 0.25% and there is no maximum benefit for the GMDBR85 Plus.

In those states where permitted, we may offer the 5% GMDBR80 Plus or 5% GMDBR85 Plus at the time the contract is issued. The 5% GMDBR80 Plus and 5% GMDBR85 Plus are identical to the GMDBR80 Plus and GMDBR85 Plus, respectively, except that the effective annual rate is 5%, not 6%, and you may take withdrawals up to 5% of the GMDB amount on a dollar-for-dollar basis, rather than 6%. The charge for the 5% GMDBR80 Plus is 0.45% of the 5% GMDBR80 Plus amount. The charge for the 5% GMDBR85 Plus is 0.70% of the 5% GMDBR Plus amount. If the 5% GMDBR80 Plus or the 5% GMDBR85 Plus is available in a state, you cannot purchase the GMDBR80 Plus or GMDBR85 Plus.

Annual Reset Death Benefit Rider.

The following describes the optional Annual Reset Death Benefit riders (“ARDBR”) we may offer. Not all of the riders may be available in all states, and not all riders may be currently available for issue. You may only have one of the ARDBR riders on your contract. You may purchase an ARDBR at the time your contract is issued. The ARDBR riders we have offered in the past or may offer are referred to as the “ARDBR” and the “ARDBR (2009).” Generally, the ARDBR riders provide a death benefit equal to the greater of the “earnings base” or the “step-up base” as described below. The ARDBR riders allow you to reset the earnings base each contract year.

ARDBR (2009)

In those states where permitted, we may offer the ARDBR (2009) at the time the contract is issued. This rider is available only when purchased in conjunction with the GMIB Plus with Annual Reset (2009) rider described later in this prospectus. You cannot purchase the ARDBR (2009) before the annuitant is 45 years old or once the annuitant is 76 years old. With this optional rider, the death benefit is the greater of (a) the contract value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The GMDB amount with the ARDBR (2009) is the greater of the (a) “earnings base” or (b) “step-up base.”

Earnings Base.  The initial earnings base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The earnings base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday, at an annual effective rate equal to the guaranteed earnings rate for values in variable portfolios or in one of the Asset Allocation Models. However, contract values allocated to the Fixed Accumulation Account will accumulate at the lesser of the guaranteed earnings rate or the rate of return being earned in that account. The guaranteed earnings rate for ARDBR (2009) is 5%.

The earnings base is decreased by withdrawals. Beginning 30 days after the rider is issued, any withdrawals you take during a contract year less than or equal to the ARDBR withdrawal amount will reduce the earnings base by the amount of such withdrawals, in other words dollar for dollar. The ARDBR withdrawal amount is determined by multiplying the ARDBR withdrawal percentage by the earnings base as of the beginning of the contract year. The ARDBR withdrawal percentage for ARDBR (2009) is 5%. For example, if the earnings base as of the beginning of the contract year is $100,000, withdrawals of $5,000 or less in that contract year will reduce the earnings base dollar for dollar. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than ARDBR withdrawal amount will not reduce the earnings base.

If you take withdrawals before the end of the year, there is a risk that the amount of your earnings base at the beginning of the next contract year will be less than the earnings base at the beginning of the current contract year, which would then reduce the amount that you can withdraw on a dollar for dollar basis in the next contract year.

Form 6722-NSLAC

However, if you set up a systematic withdrawal program on a monthly, quarterly or semi-annual basis, we will adjust the earnings base at the beginning of the next contract year so that it equals the earnings base at the beginning of the current contract year as long as (a) you have not made any withdrawals before the earlier of (i) 31 days after the rider was issued, or (ii) the end of the first such periodic payment period, and (b) you have no amounts allocated to the Fixed Accumulation Account.

Any withdrawals you take in the first 30 days after the rider is issued and any withdrawals in excess of the ARDBR withdrawal amount will reduce the earnings base pro rata. Under a pro rata reduction, the earnings base will be reduced by the same percentage the withdrawal in excess of the ARDBR withdrawal amount reduces your contract value. If your contract value is lower than your earnings base, a pro rata reduction will reduce your earnings base by a greater amount than a dollar for dollar reduction would. For example, assume you have already withdrawn your ARDBR withdrawal amount. If your contract value is $100,000, your earnings base is $110,000 and you withdraw another $1,000, your earnings base will be reduced to $108,900, i.e. $110,000 − ([$1,000/$100,000] x $110,000). If your contract value is higher than your earnings base, a pro rata reduction will reduce your earnings base less than a dollar for dollar reduction would. For example, assume you have already withdrawn your ARDBR withdrawal amount. If your contract value is $110,000, your earnings base is $100,000 and you withdraw another $1,000, your earnings base will be reduced to $99,090, i.e. $100,000 — ([$1,000/$110,000] x $100,000).

The earnings base shall not exceed 15 times your total net purchase payments, minus amounts for any withdrawals from your contract. This means that, unless the step-up base is higher, the total death benefit amount with this rider will not exceed 15 times your total net purchase payments. Any withdrawals you take during a contract year less than or equal to the ARDBR withdrawal amount will reduce the maximum earnings base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of the ARDBR withdrawal amount will reduce the maximum earnings base pro rata.

Step-Up Base.  At contract issue, the step-up base equals net purchase payments. On each contract anniversary, the step-up base will increase, until the anniversary following the annuitant’s 85th birthday, to the contract value if greater than the prior step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis. That means the step-up base will be reduced by the same percentage the withdrawal reduces your contract value.

Resets.  On any contract anniversary, you may elect to reset the ARDBR (2009) by resetting the GMIB Plus with Annual Reset (2009) rider described later in this prospectus. On reset, the ARDBR (2009) earnings base and the GMIB Plus with Annual Reset (2009) rider guaranteed earnings income base will both be reset to the then-current contract value. Therefore, if you reset to a higher base, your death benefit under the ARDBR (2009) and income benefit under the GMIB Plus with Annual Reset (2009) rider will increase. If you reset, the ARDBR maximum earnings base will be reset to 15 times the then-current contract value. Because you may only reset the ARDBR (2009) by resetting the GMIB Plus with Annual Reset (2009) and because you may decline an increase in charge for the GMIB Plus with Annual Reset (2009) by refusing such reset, please note that if you decline a charge increase with the GMIB Plus with Annual Reset (2009) rider by refusing the reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2009).

Charge.  There is an additional annual charge for the ARDBR (2009) of 0.85% of your death benefit amount. We may increase the charge for this rider on any reset. The new charge will be no higher than the then current charge for new issues of the ARDBR (2009), which we guarantee will not exceed 1.40%. The ARDBR (2009) is available only when purchased in conjunction with the 6% GMIB Plus with Annual Reset (2009).

Termination.  Since you may only have the ARDBR (2009) if you have the GMIB Plus with Annual Reset (2009) rider, any termination of the GMIB Plus with Annual Reset (2009) rider will automatically terminate the ARDBR (2009) as well. If you have purchased the ARDBR (2009) and violate the investment restrictions of the GMIB Plus with Annual Reset (2009), both the GMIB Plus with Annual Reset (2009) rider and the ARDBR (2009) will be cancelled.

Form 6722-NSLAC

You may cancel the ARDBR (2009) as of any contract anniversary by providing Notice to us prior to or within 15 days of that anniversary. If you choose to terminate the rider by providing Notice to us prior to the contract anniversary, a full annual rider charge will be assessed without being prorated to the date of termination.

ARDBR.

If the ARDBR (2009) is not available, in those states where permitted, we may offer the ARDBR rider at the time the contract is issued. This rider is available only when purchased in conjunction with the GMIB Plus with Annual Reset described later in this prospectus. You cannot purchase the ARDBR after the annuitant is age 75. With this optional rider, the death benefit is the greater of (a) the contract value as of the effective date of the death benefit adjustment, or (b) the GMDB amount. The GMDB amount with the ARDBR is the greater of the (i) “earnings base” or (ii) “step-up base”.

Earnings Base.  The initial earnings base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The earnings base is adjusted for withdrawals and is increased by (i) total net purchase payments and (ii) an increase for each valuation period, until the annuitant reaches age 85, at an annual effective rate of 6% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. However, contract values allocated in the Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will earn the rate of return being earned in those accounts. The earnings base is decreased by withdrawals. Any withdrawals during a contract year less than or equal to 6% of the earnings base as of the beginning of the contract year will reduce the earnings base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of 6% of the earnings base at the beginning of the contract year will reduce the earnings base pro rata. Under a pro rata reduction, the earnings base will decrease by the same percentage reduction of the contract value that resulted from the withdrawal in excess of 6%.

Step-Up Base.  At contract issue, the step-up Base equals net purchase payments less pro rata withdrawals. Each contract anniversary, the step-up base will increase, until the anniversary following the annuitant’s 85th birthday, to the contract value if greater than the prior step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis.

Resets.  On any contract anniversary, you may elect to reset the ARDBR by resetting the GMIB Plus with Annual Reset. On reset, the ARDBR earnings base and the GMIB Plus with Annual Reset’s guaranteed earnings income base will both equal the then-current contract value. Therefore, if you reset to a higher base, your death benefit under the ARDBR and income benefit under the GMIB Plus with Annual Reset will increase.

Charge.  There is an additional annual charge for the ARDBR of 0.60% of your death benefit amount.

Termination.  You may cancel the ARDBR as of any contract anniversary by providing Notice to us prior to or within 15 days of that anniversary. If you choose to terminate the rider by providing Notice to us prior to the contract anniversary, a full annual rider charge will be assessed without being prorated to the date of termination.

Guaranteed Enhancement Benefit.

In those states where permitted, we may offer Guaranteed Enhancement Benefits (“GEB”) riders at the time the contract is issued. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant’s death:

•	25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) the total contract value on the date of death minus net purchase payments less pro rata withdrawals; or

Form 6722-NSLAC

•	40% of the lesser of (a) two and a half times net purchase payments less pro rata withdrawals, or (b) the total contract value on the date of death minus net purchase payments less pro rata withdrawals. This is the GEB “Plus.”

For the regular GEB option, there is an additional annual charge of 0.15% of the contract value (or 0.30% if the annuitant is age 71 to 75 when your contract is issued). If you choose the GEB “Plus,” the charge is 0.30% of the contract value (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options. If you choose GEB, you cannot later discontinue it. That means even if the GEB will be of no further benefit to you, you will continue to be charged for it.

Summary.

For a summary of the optional death benefit riders, please see the following chart:

Who may want to
Optional Rider	Features	consider the Rider	Charge

Annual Stepped Up Death Benefit
•   Guarantees that the death benefit will be the greater of total purchase payments or the highest contract anniversary value.
•   Increases the death benefit to the contract value, adjusted for subsequent purchase payments and withdrawals.
•   Stops accumulating at contract anniversary after annuitant’s 85th birthday.
•   Cannot purchase once the annuitant is 76.
		Those who wish to protect their death benefit from market downturns by locking in gains on every contract anniversary.	0.25% (maximum and current)

GMDBR80 Plus
•   Guarantees 6% annual rate of return on the death benefit, up to two times the purchase payments.
•   Accumulates purchase payments at 6% (except values allocated to the Fixed Accumulation Account or Money Market Portfolio which are not in an Asset Allocation Model may accumulate at less than 6%).
•   Adjusted dollar-for-dollar on annual withdrawals up to 6% of the guaranteed minimum death benefit amount.
•   Stops accumulating at contract anniversary after annuitant’s 80th birthday.
•   Cannot purchase once the annuitant is 76.
•   Cannot purchase if 5% GMDBR80 Plus or 5% GMDBR85 Plus is available.
		Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	0.25% (maximum and current)

GMDBR85 Plus	• Identical to GMDBR80 Plus except for the following: o No maximum benefit o Stops accumulating at contract anniversary after annuitant’s 85th birthday.	Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	0.45% (maximum and current)

Form 6722-NSLAC

Who may want to
Optional Rider	Features	consider the Rider	Charge

5% GMDBR80 Plus
•   Identical to GMDBR80 Plus except for the following:
  o   Accumulates purchase payments at 5% (except values allocated to the Fixed Accumulation Account or Money Market Portfolio which are not in an Asset Allocation Model may accumulate at less than 5%).
  o   Adjusted dollar-for-dollar on annual withdrawals up to 5% of the guaranteed minimum death benefit amount.
		Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	0.45% (maximum and current)

5% GMDBR85 Plus	• Identical to 5% GMDBR80 Plus except for the following: o No maximum benefit o Stops accumulating at contract anniversary after annuitant’s 85th birthday.	Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	0.70% (maximum and current)

ARDBR
•   Guarantees a death benefit equal to the greater of highest contract anniversary value or purchase payments accumulated at 6% (except values allocated to the Money Market Portfolio or Fixed Accumulation Account which are not in an Asset Allocation Model may accumulate at less than 6%).
•   Adjusted dollar-for-dollar on annual withdrawals up to 6% of the guaranteed earnings death benefit amount, pro-rata thereafter.
•   Stops accumulating at the annuitant’s 85th birthday or the 10th anniversary of the last reset date, if later.
•   Cannot purchase once the annuitant is 75.
•   Sold only in conjunction with GMIB Plus with Annual Reset rider.
•   Cannot purchase if the ARDBR (2009) is available.
		Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	0.60% (maximum and current)

ARDBR (2009)
•   Identical to ARDBR except for the following:
  o   Accumulates at 5% and has 5% dollar for dollar withdrawals after 30 days.
  o   Stops accumulating at contract anniversary after the annuitant’s 85th birthday.
  o   Cannot purchase once the annuitant is 76.
  o   Sold only in conjunction with GMIB Plus with Annual Reset (2009) rider.
		Those who are planning to make use of their money during their lifetime and want to leave the original principal to their heirs.	1.40% (maximum) 0.85% (current)

GEB
•   Pays an additional death benefit of 25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) total contract value on the date of death minus net purchase payments less pro rata withdrawals.
•   Benefit will never exceed $1,000,000.
		Those who wish to maximize the amount left to their beneficiaries.	For issue ages through 70: 0.15% (maximum and current) For issues ages 71-75: 0.30% (maximum and current)

Form 6722-NSLAC

Who may want to
Optional Rider	Features	consider the Rider	Charge

GEB Plus
•   Pays an additional death benefit of 40% of the lesser of (a) 2 1/2 times net purchase payments less pro rata withdrawals or (b) total contract value on the date of death minus net purchase payments less pro rata withdrawals.
•   Benefit will never exceed $1,000,000.
		Those who wish to maximize the amount left to their beneficiaries.	For issue ages through 70: 0.30% (maximum and current) For issues ages 71-75: 0.60% (maximum and current)

Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law, or we may agree to waive it or to allow the annuitant to defer receiving annuity payments.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date. The variable part of the contract value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):	Life Annuity with installment payments for the lifetime of the annuitant. Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):	Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):	Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. Under this annuity option, it is possible to receive only one annuity payment.

Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

Form 6722-NSLAC

If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract’s settlement option tables. We divide the account value by $1,000 and then multiply the result by the applicable factor in the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000 ($2,000 in New York), we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25 ($20 in New York), we may change the frequency of payments so that the first payment is at least $25 ($20 in New York).

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 2000 Mortality Table Projected to 2010 under Scale G (which is a method of projecting individual annuity valuation mortality tables based on industry best practices) with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by providing Notice to us in writing at our Administrative Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. To do this, we convert the number of annuity units being changed to the number of annuity

Form 6722-NSLAC

units of the Funds to which you are changing. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

Optional Living Benefit Riders

Optional Guaranteed Minimum Income Benefit (“GMIB”) Riders

This section describes the optional Guaranteed Minimum Income Benefit (“GMIB”) riders that we may offer. Not all of the riders may be available in all states and not all riders may be currently available for issue. You may only have one of the GMIB riders on your contract. Except as described below, if you choose a GMIB rider, you cannot later discontinue it. The GMIB riders we may offer or have offered in the past are the GMIB Plus with Annual Reset (2009), GMIB Plus with Annual Reset, GMIB Plus with Five Year Reset, GMIB Plus and GMIB. The GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments.

Any guarantees under the contract that exceed the value of your interest in the separate account VAN, such as those associated with the GMIB riders, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

GMIB Plus with Annual Reset (2009).

You may add the GMIB Plus with Annual Reset (2009) rider to your contract at the time the contract is issued. We may, at our sole option, also offer this rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GMIB Plus with Annual Reset (2009) before the annuitant is age 45 or once the annuitant is age 79. If the GMIB Plus with Annual Reset (2009) is available, you may not purchase any other GMIB rider.

The following is a summary of the GMIB Plus with Annual Reset (2009) rider. There are several terms used in this summary that are defined in the paragraphs below. The rider permits you take a withdrawal amount annually that equals 5% of your guaranteed earnings income base regardless of your contract value and without paying a surrender charge. Your permitted withdrawal amount will change at the beginning of each contract year to reflect any withdrawals taken in the prior contract year. After 10 years, you may annuitize your contract under the rider. Your annuity payments will be determined by applying your guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) your guaranteed earnings income base or (b) your step-up base. Your guaranteed earnings income base takes into account net purchase payments, a specified increase for each valuation period of your contract value, and withdrawals. Your step-up base is an amount that takes into account any increases to your contract value on each contract anniversary before annuitization. Certain contract owner actions can increase or decrease the base amounts (for example, making additional purchase payments, not taking permitted annual withdrawals, or withdrawals more than the annual amount permitted under the rider).

Guaranteed Earnings Income Base.  The initial guaranteed earnings income base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The guaranteed earnings income base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday, at an annual effective rate equal to the guaranteed earnings rate for values in variable portfolios or in one of the Asset Allocation Models. However, contract values allocated to the Fixed Accumulation Account will accumulate at the lesser of the guaranteed earnings rate or the rate of return being earned in that account. The guaranteed earnings rate for the GMIB Plus with Annual Reset (2009) is 5%.

Form 6722-NSLAC

The guaranteed earnings income base is decreased by withdrawals. Beginning 30 days after the rider is issued, any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce the guaranteed earnings income base by the amount of such withdrawals, in other words dollar for dollar. The GMIB withdrawal amount is determined by multiplying the GMIB withdrawal percentage by the guaranteed earnings income base as of the beginning of the contract year. The GMIB withdrawal percentage for the GMIB Plus with Annual Reset (2009) is 5%. For example, the guaranteed earnings income base as of the beginning of the contract year is $100,000, withdrawals of $5,000 or less in that contract year will reduce the guaranteed earnings income base dollar for dollar. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than GMIB withdrawal amount will not reduce the guaranteed earnings income base.

If you take withdrawals before the end of the year, there is a risk that the amount of your guaranteed earnings income base at the beginning of the next contract year will be less than the guaranteed earnings income base at the beginning of the current contract year, which would then reduce the amount that you can withdraw on a dollar for dollar basis in the next contract year. However, if you set up a systematic withdrawal program on a monthly, quarterly or semi-annual basis, we will adjust the guaranteed earnings income base at the beginning of the next contract year so that it equals the guaranteed earnings income base at the beginning of the current contract year as long as (a) you have not made any withdrawals before the earlier of (i) 31 days after the rider was issued, or (ii) the end of the first such periodic payment period, and (b) you have no amounts allocated to the Fixed Accumulation Account.

Any withdrawals you take in the first 30 days after the rider is issued and any withdrawals in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. Under a pro rata reduction, the guaranteed earnings income base will be reduced by the same percentage that the withdrawal in excess of the GMIB withdrawal amount reduces your contract value. Only the portion of a withdrawal that is in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. A pro rata reduction may materially reduce the income available under the GMIB rider in future years. Unless you are within the “no lapse” period described below, if you take an excess withdrawal and your contract value falls to zero, your rider and contract will terminate.

As an example of how withdrawals work under the GMIB Plus with Annual Reset (2009), assume your guaranteed earnings income base is $100,000 at the beginning of a contract year, so your GMIB withdrawal amount is $5,000 ($100,000 x .05). That means you can withdraw $5,000 dollar for dollar during that contract year. Assume your contract value is $90,000 and you take a withdrawal of $6,000. First, we process the portion of the withdrawal that is dollar for dollar, $5,000. Taking into account that portion of the withdrawal, your contract value is reduced to $85,000 and your guaranteed earnings income base to $95,000. Then, we process the portion of the withdrawal in excess of the GMIB withdrawal amount, $1,000. Because you have already taken your GMIB withdrawal amount, the $1,000 withdrawal will reduce the guaranteed earnings income base pro rata. Your guaranteed earnings income base is then reduced to $93,882, i.e. $95,000 - ([$1,000/$85,000] x $95,000).

The guaranteed earnings income base shall not exceed 15 times your total net purchase payments, minus amounts for any withdrawals from your contract. This means that, unless the step-up base is higher, the guaranteed income base, which is used to determine the monthly annuity payments under this rider, will not exceed 15 times your total net purchase payments. Any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce this limit by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of the GMIB withdrawal amount will reduce this limit pro rata.

Step-up Base.  At contract issue, the step-up base equals net purchase payments. The step-up base will increase automatically each contract anniversary, until the anniversary following the annuitant’s 85th birthday, if the contract value is higher than the previous step-up base. The step-up base is increased by the amount of each subsequent net

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purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis. That means the step-up base will be reduced by the same percentage the withdrawal reduces your contract value.

Annuitization.  You may not annuitize your contract under the rider until the GMIB Plus with Annual Reset (2009) rider has been in effect for at least 10 years. We may refer to this time period as the “10 year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary (or 10th anniversary of the date the rider was last reset, if applicable) or within 30 days after any later anniversary before the annuitant is age 91.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB Plus with Annual Reset (2009) rider, we will pay the larger amounts.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a contract value or guarantee performance of any investment option. The level of lifetime income guaranteed by a GMIB rider may be less than the income that our current annuity factors would provide because (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our then-offered immediate annuities.

No Lapse.  With the GMIB Plus with Annual Reset (2009) rider, there is a “no lapse” provision allowing annuitization if your contract value is reduced to zero before the initial 10 year annuitization waiting period ends. With this provision, if prior to the time you are eligible to annuitize using your guaranteed income base, your contract value becomes zero, you can, at your option, annuitize your contract using your guaranteed income base at the annuitization rates provided under the rider for your age at the time of annuitization. However, if during any one contract year you withdraw more than the GMIB withdrawal amount, the “no lapse” protection is not available from the point of that “excess” withdrawal forward and you will forfeit this protection. If the GMIB rider is reset and your contract value at time of reset is greater than the guaranteed income base, then the “no lapse” protection will be reinstated. If the GMIB rider is reset and your contract value at the time of reset is less than the guaranteed income base, the “no-lapse” protection will not be reinstated.

Investment Restrictions.  If you purchase the GMIB Plus with Annual Reset (2009) rider, you must abide by investment restrictions. You must allocate any variable account portion of your purchase payments and contract value to (a) one of Asset Allocation Models 2, 3 or 4 or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may allocate all or any portion of your purchase payments and contract value to the Fixed Accumulation Account, if available. The GMIB Plus with Annual Reset (2009) rider will be cancelled if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

Resets.  Subject to certain limitations, the GMIB Plus with Annual Reset (2009) rider provides you the option of resetting the guaranteed earnings income base to the current contract value each and every contract anniversary prior to the annuitant’s 81st birthday. If the contract value at the time of reset is higher than the guaranteed earnings income base and you reset, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying us within 30 days after the contract anniversary date in writing or other method we agree to. If you reset, the maximum guaranteed earnings income base will be reset to 15 times the then-current contract value. The guaranteed earnings income base is not reset automatically to the current contract value. You must elect to reset it.

If you elect to reset the guaranteed earnings income base, a new 10 year annuitization waiting period will begin. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period

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following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

When the optional death benefit ARDBR (2009) has also been purchased, resetting the GMIB Plus with Annual Reset (2009) also resets the ARDBR (2009) earnings base. Resetting the GMIB Plus with Annual Reset (2009) is the only way in which the ARDBR (2009) can be reset.

Charge.  There is an additional annual charge for the GMIB Plus with Annual Reset (2009) rider of 0.95% of your guaranteed income base. We may increase the charge for this rider on any reset. The new charge will be no higher than the then current charge for new issues of the GMIB Plus with Annual Reset (2009) rider, which we guarantee will not exceed 1.50%.

If you have notified us that you elect to reset and we notify you of a charge increase effective upon reset, you may decline to accept an increase in the charge for the rider by revoking your request to reset. If you wish to decline an increase in charge by revoking the reset, you must notify us in writing, or in any other manner acceptable to us, within 30 days after the contract anniversary the guaranteed earnings income base is reset. If you elect to reset the guaranteed earnings income base in the future, however, your rate will be increased upon reset to the then-current charge for the GMIB Plus with Annual Reset (2009) rider.

Please note that if you have purchased the ARDBR (2009) and you decline a charge increase with the GMIB Plus with Annual Reset (2009) rider by refusing a reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2009).

The annual charge for the rider will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees. The charge for the GMIB Plus with Annual Reset (2009) rider ends when you begin to receive annuity or GMIB payments, or the rider has expired at the first contract anniversary after the annuitant’s 90th birthday.

You may withdraw the GMIB withdrawal amount under the rider without a surrender charge even if that amount exceeds 10% of your contract value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your contract value and will not affect the amount you receive under this rider. In addition, the withdrawal fee will not be considered a withdrawal under the rider.

Since you may only purchase the ARDBR (2009) if you purchase the GMIB Plus with Annual Reset (2009) rider, any termination of the GMIB Plus with Annual Reset (2009) rider will automatically terminate the ARDBR (2009) as well. If you have purchased the ARDBR (2009) and subsequently violate the investment restrictions of the GMIB Plus with Annual Reset (2009), both the GMIB Plus with Annual Reset (2009) rider and the ARDBR (2009) will be cancelled.

Required Minimum Distributions.  Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Your required minimum distribution per year may exceed your GMIB withdrawal amount which would result in a pro rata reduction in the guaranteed earnings income base. See “Federal Tax Status” and “Appendix A — IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin taking withdrawals until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB Plus with Annual Rest (2009) rider is appropriate for you.

Other Versions.

This section describes the other optional GMIB riders that we currently offer or have been offered in the past. Not all of the riders may be available in all states and not all riders may be currently available for issue.

Form 6722-NSLAC

GMIB

You may add a GMIB rider to your contract at the time the contract is issued. We may, at our sole option, also offer the GMIB riders to existing contracts, in which case they may be added on a contract anniversary. All of the GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments.

The amount of these payments for the GMIB rider is determined by applying the “guaranteed income base” to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your “guaranteed earnings income base,” which is your total purchase payments, from the time the GMIB rider is issued until the GMIB payments begin or you reach age 85, accumulated at an annual rate of 5.5% or (b) your “step-up base,” which is your highest total contract value as of any contract anniversary before the annuitant attains age 80. The guaranteed income base is reduced proportionately for any withdrawals. If the annuitant is age 76 to 80 when GMIB is purchased, the guaranteed annual rate is 4% instead of 5.5%. You may not purchase GMIB after the annuitant is age 80.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.

If you choose GMIB, there is an annual charge, at the end of each contract year, of 0.45% of the guaranteed income base as of each contract anniversary. The charge for GMIB ends when you begin to receive annuity or GMIB payments, or the rider has expired at the later of your age 85 or 10 years after you purchased the rider. Except as described below, if you choose GMIB, you cannot later discontinue it. The annual charge for GMIB will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees. The GMIB rider is no longer available. Last available purchase date depends on state of contract issue. See your representative for more information.

You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. We may refer to this time period as the “ten year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary or within 30 days after any later anniversary before the annuitant is age 85. If the annuitant is age 76 to 80 when you purchase GMIB, your GMIB payments must begin on the rider’s 10th anniversary.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a contract value or guarantee performance of any investment option. The level of lifetime income guaranteed by GMIB may be less than the income that our current annuity factors would provide because, (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our then-offered immediate annuities.

GMIB Plus.

In those states where permitted, we offered a GMIB “Plus” rider. The GMIB Plus rider is no longer available. Last available purchase date depends on state of contract issue. See your representative for more information. You may not have both GMIB and GMIB Plus on the same contract, and we may limit the availability of one or the other of the riders in any state. GMIB Plus is identical to GMIB except for these four differences:

(1)	For GMIB Plus, any withdrawals you make during a contract year equal to or less than the amount that the guaranteed earnings base has increased during that year will reduce the guaranteed earnings income base dollar for dollar,

(2)	The step-up income base is your highest total contract value as of any anniversary before the annuitant attains age 85, rather than 80,

(3)	The annual charge for GMIB Plus is 0.50% of the guaranteed income base.

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(4)	Regardless of the annuitant’s age when the rider is issued, the guaranteed earnings rate is reduced to 0% on the earlier of the date that the annuitant attains age 85 or the date that is 24 years from the date that the rider is first issued.

GMIB Plus with Five Year Reset

In those states where permitted, we may offer a GMIB Plus with Five Year Reset rider. The GMIB Plus with Five Year Reset is not available for purchase after May 15, 2009. We may limit the availability of the riders in any state. You may not purchase the GMIB Plus with Five Year Reset after the annuitant is age 79. You cannot purchase the GMIB Plus with Five Year Reset if the GMIB Plus with Annual Reset (2009) rider is available. The GMIB Plus with Five Year Reset rider is identical to GMIB Plus except:

(1)	For the GMIB Plus with Five Year Reset you may reset the guaranteed earnings income base on the fifth contract anniversary and the annual charge is 0.50% of the guaranteed income base.

(2)	There is a “no lapse” provision allowing annuitization if your contract value is reduced to zero before the ten year annuitization waiting period.

With the “no-lapse” provision listed above, if prior to the time you are eligible to annuitize using your guaranteed income base, your contract value becomes zero, you can, at your option, annuitize your contract using your then-guaranteed income base at the annuitization rates provided under the GMIB rider for your then-age. However, if during the ten year rider period you withdraw more than amounts eligible for dollar-for-dollar treatment to the guaranteed earnings income base, you will forfeit this protection. That is to say, if during any one contract year you withdraw more than 5.5% of the guaranteed earnings income base (4% if the rider was issued after age 75) the “no lapse” protection is not available from the point of that “excess” withdrawal forward. We may allow you to reinstate the “no lapse” protection if the GMIB rider is reset and your contract value at the time of reset is greater than the guaranteed income base.

GMIB Plus with Annual Reset

In those states where permitted, we may also offer a GMIB Plus with Annual Reset rider. You cannot purchase the GMIB Plus with Annual Reset if the GMIB Plus with Annual Reset (2009) is available. We may limit the availability of the riders in any state. You may purchase GMIB Plus with Annual Reset until the annuitant is age 75. GMIB Plus with Annual Reset rider is identical to GMIB Plus with Five Year Reset rider except that you may reset the guaranteed earnings income base on each contract anniversary and the annual charge is 0.65% of the guaranteed income base.

In those states where permitted, in the future we may allow you under certain circumstances to discontinue the GMIB or GMIB Plus rider in order to add the GMIB Plus with Annual Reset rider on a contract anniversary. If you choose to add the GMIB Plus with Annual Reset rider, a new ten year annuitization waiting period will begin. Depending on the future investment results under your contract, it may be disadvantageous to you to replace your GMIB or GMIB Plus rider with the GMIB Plus with Annual Reset rider. Please consult with your financial representative to determine if adding the GMIB Plus with Annual Reset rider is appropriate for you.

The effect of the GMIB, GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset riders is to allow you to withdraw an amount equal to the amount by which your guaranteed earnings income base has grown without reducing the guaranteed earnings income base below its amount as of the beginning of the current contract year. The GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset allow those contract owners to access cash values for income immediately, provided no more than 5.5% (or 4% depending on age at the time the rider is issued) is withdrawn yearly, while leaving the guaranteed earnings income base at or above the level it began the contract year at. You could for instance take withdrawals of 5.5% (4% for issue ages 76 or greater) of the contract year’s beginning guaranteed earnings income base year after year and the guaranteed earnings income base would then remain at its original level if you make no other purchase payments or

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withdrawals. In contrast, the GMIB’s pro rata deduction against the guaranteed earnings income base could adversely impact the contract owners taking income in that the guaranteed amount could be reduced more aggressively than with the GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset riders. In any event, the step-up base is adjusted pro rata for any withdrawals.

Subject to certain limitations, the GMIB Plus with Five Year Reset and the GMIB Plus with Annual Reset riders provide you the option of resetting the guaranteed earnings income base to the then-current contract value. The GMIB Plus with Five Year Reset rider allows you to reset every 5th contract anniversary prior to the annuitant’s 75th birthday. The GMIB Plus with Annual Reset rider allows you to reset each and every contract anniversary up to the later of the annuitant’s 75th birthday or the fifth rider anniversary, with a minimum opportunity of 5 resets. If the contract value at the time of reset is higher than the guaranteed earnings income base, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying the Company within 30 days prior the contract anniversary date in writing or other method the Company agrees to. If you elect to reset the guaranteed earnings income base a new ten year annuitization waiting period will begin and you will be required to enter a new rider charge period. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

In any event, resetting may not be elected after the annuitant’s 79th birthday. Because of this, contract owners close to age 75 should consider whether the annual reset option is of benefit to them.

When the optional death benefit ARDBR has also been purchased, resetting the GMIB Plus with Annual Reset also resets the ARDBR earnings base. Resetting the GMIB Plus with Annual Reset is the only way in which the ARDBR can be reset.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider’s 10th anniversary. See “Federal Tax Status” and “Appendix A — IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin receiving GMIB payments until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB riders are appropriate for you.

Optional Guaranteed Principal Access (“GPA”)

We may offer a Guaranteed Principal Access (“GPA”) rider in those states where permitted. The GPA rider is not available for purchase after May 1, 2009. With certain restrictions, this rider guarantees:

i.	you will be able to withdraw a portion (up to 7% or 8% annually, depending on the rider you choose) of your contract’s guaranteed principal amount for a term of ten years, regardless of the then current cash value of your contract, and

ii.	we will add into the contract the excess, if any, of the guaranteed principal amount, adjusted for withdrawals, over the eligible contract value, if the eligible contract value is positive at the end of the ten year term. The eligible contract value is the contract value attributable to the beginning principal amount; and

iii.	we will allow you to take periodic withdrawals from your contract as described below in a total amount equal to the excess of the guaranteed principal amount, adjusted for withdrawals, over the eligible contract value, if the eligible contract value is reduced to zero during the ten year term.

Any guarantees under the contract that exceed the value of your interest in the separate account VAN, such as those associated with the GPA, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract

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in excess of your interest in VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

The GPA is beneficial to those contract owners who anticipate taking withdrawals over a limited time and who are concerned about possible decreases in contract values affecting the amount available for their withdrawal. This rider differs from the Guaranteed Principal Protection (“GPP”) rider because the GPP rider does not contemplate, nor guarantee withdrawals. If you do not anticipate withdrawing money from your rider in the next ten years, you may wish to purchase the GPP rider which guarantees your principal at the end of the ten years and costs less than the GPA rider. Because GPA involves withdrawals, the amount you may annuitize under your contract may be less than you would otherwise have if you had not elected withdrawals.

If you select this rider, at the end of the ten-year rider period, we will credit your contract with the difference between the remaining unused guaranteed principal amount and the remaining eligible contract value. If at the end of the rider term the variable contract value relating to the guaranteed principal amount exceeds the unused guaranteed principal amount, there will be no additional amounts added to your rider.

You may apply for the GPA rider at the time you apply for the contract. We may, at our sole option, also offer the GPA rider to existing contracts, in which case it may be added on a contract anniversary so long as the annuitant is under age 81 at the time the rider is issued. In addition, the GPA rider is not available in conjunction with the GPP rider or any of the Guaranteed Minimum Income Benefit (“GMIB”) riders we may offer. If you select the GPA rider, the variable portion of your contract values must be allocated to and, for the duration of the rider, remain in one of the Asset Allocation Models and you must abide by all the rules associated with the Asset Allocation Models (see “Optional Asset Allocation Models”). You may also have a portion of your contract values in a fixed accumulation account or a dollar-cost averaging account that transfers to a model, that we may offer while this rider is in force.

The annual charge for the rider is deducted on each contract anniversary and is .40% of your average annual contract value for the 7% GPA rider and .50% of your eligible average annual contract value for the 8% GPA rider.

The annual amount you may withdraw is a percentage (7% or 8%) of the beginning guaranteed principal amount. The beginning guaranteed principal amount is defined as your initial purchase payment, plus any additional purchase payments received within the first six months after the contract is issued. If the rider is added after issue, the beginning guaranteed principal amount is the then-current contract value.

It is not necessary that you withdraw from the guaranteed amount from your contract each year. However, the amount available for withdrawal is not cumulative from year to year. For example, if you only withdraw 5% of an eligible 7%, the amount available the next year is still 7%. The amount you elect not to withdraw in a year remains guaranteed and will be included in the amount to be added to the contract, if any, at the end of the ten year withdrawal period.

You may also withdraw more than the annual guaranteed withdrawal amount in a given year. However, the excess withdrawal amount will function to reduce the amount guaranteed for withdrawal in later years of the rider. The amount eligible for withdrawal during the remainder of the rider period following an excess withdrawal is the lesser of the contract value immediately following the excess withdrawal or the guaranteed principal amount less the amount withdrawn. The amount you may withdraw on a guaranteed basis will be less than the amount you were able to withdraw and on the next contract anniversary, you will begin a new 10-year term and your guaranteed annual withdrawal amount will be recalculated. As a result, if you take an excess withdrawal when your total contract value is less than your beginning guaranteed principal amount, you will forfeit a portion of the prior beginning guaranteed principal amount. In addition, if you take an excess withdrawal and as a result your contract value related to the beginning guaranteed principal amount is zero, you will have no benefit under the GPA rider.

Form 6722-NSLAC

Also, an excess withdrawal may impact the amount you will receive under a scheduled payment or withdrawal plan because the guaranteed withdrawal amount eligible for withdrawal in future years is decreased.

If you terminate the rider, either by notifying us before the next contract anniversary date or by moving contract values out of the optional Asset Allocation Models, a full annual rider charge will be assessed without being prorated to the date of termination.

After the rider has been in effect for at least 5 years, we offer you the opportunity to reset the GPA rider. You may reset the rider on a subsequent contract anniversary so long as the annuitant has not reached age 81. Upon resetting the rider, you will be eligible to annually withdraw 7% or 8% of the then-current total contract value each of the next 10 years. The charge for a rider upon reset may be higher than the initial charge for the rider based on rates applicable to new contracts. You may reset the rider more than once, but you must wait 5 years between resets.

If, during the course of the rider, your eligible contract value decreases to zero and you are still eligible for guaranteed withdrawals, we will pay the remaining guaranteed principal amount in a series of preauthorized withdrawals, for which we may limit the amount or frequency. In other words, the remaining guaranteed principal amounts are paid to you through a single premium immediate fixed annuity. You may elect any payout option you wish, except that the annual payouts may not exceed the guaranteed principal withdrawal amount you would have otherwise been entitled to receive. As such, your annual payments will continue beyond the end of the ten year term until your remaining guaranteed principal amount is paid out in full. We will not pay interest on the amounts to be paid to you under these circumstances. Additionally, if your entire contract value decreases to zero, we will not accept any additional purchase payments under the contract and the contract will cease to provide any death benefit.

The rider will continue only upon the death of the owner and the transfer of the contract through the spousal continuation provision of your contract. Upon a spousal transfer, the new owner has all the rights of the original owner, including the right to reset the rider and renew the rider at the end of the 10-year term. Unless there is a spousal continuation, this rider terminates upon the death of the owner.

Optional Guaranteed Principal Protection (“GPP”)

In those states where permitted, we may offer the GPP rider when you apply for the contract, or at our sole option, we may also offer the GPP rider to existing contract owners, in which case it may be added on a contract anniversary, if the annuitant is then under age 80. GPP rider is not available when you contract includes the optional Guaranteed Principal Access (“GPA”) rider.

If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your eligible contract value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your total contract value to increase it to the ‘guaranteed contract value” if the eligible contract value at the end of the 10-year term is less than the guaranteed contract value. The guaranteed contract value is the contract value:

(a)	as of the first day of the rider’s term or

(b)	the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

(c)	reduced pro rata for any withdrawals you made.

Contract values attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed contract value and do not count as part of your eligible contract value at the end of the term for purposes of determining the benefit amount.

Form 6722-NSLAC

Any guarantees under the contract that exceed the value of your interest in the separate account VAN, such as those associated with the GPP, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

If you choose GPP, you must allocate all variable contract values to one of the Asset Allocation Models (see Optional Asset Allocation Models) during the entire 10-year term of the rider. You may change Asset Allocation Models at any time. You may also have a portion of your contract values in a fixed accumulation account or a dollar cost averaging account that transfers to a model that we may offer while this rider is in force. If you stop using a model, we will cancel the GPP rider. You may cancel the GPP rider as of any contract anniversary by notifying us before that anniversary. Cancellation of the GPP rider does not affect any other contract features. You may continue using an Asset Allocation Model after the GPP rider ends.

In those states where permitted, for riders purchased on or after May 15, 2009, the charge for the GPP rider is made on each contract anniversary at the rate of 0.55% of the average of your guaranteed principal amount at the beginning and the end of each contract year. (The charge for other riders is 0.20%.) This charge will discontinue if the GPP rider is cancelled. However, if the GPP is canceled because you stop using a model, a full annual rider charge will be assessed without being prorated to the date of cancellation.

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed contract value under the new GPP 10-year term will be your total contract value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider’s guaranteed contract value at the current contract value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year rider term.

If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

Summary of Optional Living Benefit Riders

For a summary of the available optional living benefit riders, please see the following chart:

Who may want to
Optional Rider	Features	consider the Rider	Charge

GMIB Plus with Five Year Reset
•   Guarantees a minimum lifetime fixed income upon annuitization regardless of market performance.
•   Dollar-for-dollar withdrawals immediately up to 5.5% of the annual accumulated earnings on the guaranteed earnings income base.
		Those who want to protect their retirement income but still desire market exposure.	0.50% (maximum and current)
• May exercise the benefit after ten years or the 10th anniversary of last reset.
• No lapse feature provides an opportunity to exercise the benefit should your contract value fall to zero during the initial ten-year annuitization waiting period.
• May reset the guaranteed earnings income base to equal the contract value, if higher, on each 5th contract anniversary prior to the annuitant’s 75th birthday.
• Cannot purchase once the annuitant is 80.
• Cannot purchase if the GMIB Plus with Annual Reset (2009) is available.

Form 6722-NSLAC

Who may want to
Optional Rider	Features	consider the Rider	Charge

GMIB Plus with Annual Reset
•   Identical to GMIB Plus with Five Year Reset except for the following:
  o   May reset the guaranteed earnings income base to equal the contract value, if higher, on each contract anniversary prior to the annuitant’s 75th birthday or the 5th rider anniversary.
		Those who want to protect their retirement income but still desire market exposure.	0.65% (maximum and current)
o Cannot purchase once the annuitant is 75.

GMIB Plus with Annual Reset (2009)	• Identical to GMIB Plus with Annual Reset except for the following: o Dollar-for-dollar withdrawals after 30 days up to 5% of the annual accumulated earnings on the guaranteed earnings income base	Those who want to protect their retirement income but still desire market exposure.	1.50% (maximum) 0.95% (current)
o May reset the guaranteed earnings income base to equal the contract value, if higher, on each contract anniversary prior to the annuitant’s 81st birthday.
o Cannot purchase once the annuitant is 79.
o Investment restrictions.

Guaranteed Principal Protection (“GPP”) rider
•   Guarantees return of principal without annuitization on the 10th rider anniversary if you take no withdrawals.
•   If, at the end of the rider’s ten-year term, the eligible contract value is less than the guaranteed contract value, the difference will be added to the contract.
		Those who are afraid of market risk and want to invest without fear of losing their original principal.	0.55% (maximum and current)
• The guaranteed contract value is adjusted pro-rata for any withdrawals.
• Cannot purchase once the annuitant is 80.

Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any designated beneficiary have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

•	the annuitant,

•	a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

•	the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

•	as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Form 6722-NSLAC

Reports and Confirmations

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy and report any error or inaccuracy to us.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAN.

Contract Owner Inquiries

Direct any questions to National Security, Variable Annuity Administration, P.O. Box 5378, Cincinnati, Ohio 45201-5378; telephone 1-877-446-6020 (8:30 a.m. to 4:30 p.m., Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

Form 6722-NSLAC

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAN are a part of, and are taxed with, our operations, VAN is not separately taxed as a “regulated investment company” under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAN or upon capital gains realized by VAN on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities are under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the “investment in the contract” is normally taxable as ordinary income in the year received. A withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” A withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

•	received on or after the taxpayer reaches age 59 1/2;

•	made to a beneficiary on or after the death of the annuitant;

•	attributable to the taxpayer’s becoming disabled;

•	made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•	from a contract that is a qualified funding asset for purposes of a structured settlement;

Form 6722-NSLAC

•	made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

•	incident to divorce; or

•	taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from a tax-qualified annuity contract is automatically subject to 10% withholding (20% for a non-tax-qualified contract) unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

•	attains age 59 1/2,

•	separates from the employer’s service,

•	dies,

•	becomes disabled as defined in the Code, or

•	incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions generally

Form 6722-NSLAC

must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936. If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

Form 6722-NSLAC

Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to revoke the contract within 7 days after you receive it (or a longer period as may be required by your state law) and for IRAs, get a refund of the greater of your purchase payments or the current contract value. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision, you must return the contract to us within the free look period. We must receive your contract at our administrative office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period.

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $56,000 in 2010, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $56,000 and $66,000. For married couples filing jointly, the applicable dollar limitation is $89,000 in 2010, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $89,000 and 109,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $65,000 for individuals and $109,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $5,000 in 2010 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1000 per year 2010. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $5,000 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA

Form 6722-NSLAC

and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPPs may no longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $16,500 for 2010.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $49,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year.

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $10,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $10,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Form 6722-NSLAC

Rollover Contribution

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

Distribution at Retirement

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Form 6722-NSLAC

Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $177,000 for married individuals filing jointly and less than $120,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $167,000 and $177,000 for married and between $105,000 and $120,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 and older.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Under some circumstances, it may not be advisable to roll over, transfer or convert all or part of a non-Roth IRA to a Roth IRA particularly in tax year 2010. Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $11,500 in 2010. Employees age 50 and older may contribute an additional $2,500 in 2010. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Form 6722-NSLAC

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Illustration of IRA Fixed Accumulations

	$1,000	$1,000
	Annual	One Time
Year	Contribution	Contribution

1	$1,020.00	$1,020.00
2	$2,060.40	$1,040.40
3	$3,121.61	$1,061.21
4	$4,204.04	$1,082.43
5	$5,308.12	$1,104.08
6	$6,434.28	$1,126.16
7	$7,582.97	$1,148.68
8	$8,754.63	$1,171.65
9	$9,949.72	$1,195.08
10	$11,168.71	$1,218.98
11	$12,412.09	$1,243.36
12	$13,680.33	$1,268.23
13	$14,973.94	$1,293.59
14	$16,293.42	$1,319.46
15	$17,639.28	$1,345.85
16	$19,012.07	$1,372.77
17	$20,412.31	$1,400.23
18	$21,840.56	$1,428.23
19	$23,297.37	$1,456.79
20	$24,783.32	$1,485.93
21	$26,298.98	$1,515.65
22	$27,844.96	$1,545.96
23	$29,421.86	$1,576.88
24	$31,030.30	$1,608.42
25	$32,670.91	$1,640.59
26	$34,344.32	$1,673.40
27	$36,051.21	$1,706.87
28	$37,792.23	$1,741.01
29	$39,568.08	$1,775.83
30	$41,379.44	$1,811.35
31	$43,227.03	$1,847.58
32	$45,111.57	$1,884.53
33	$47,033.80	$1,922.22
34	$48,994.48	$1,960.66
35	$50,994.37	$1,999.87
36	$53,034.25	$2,039.87
37	$55,114.94	$2,080.67
38	$57,237.24	$2,122.28
39	$59,401.98	$2,164.73
40	$61,610.02	$2,208.02
41	$63,862.22	$2,252.18
42	$66,159.47	$2,297.22
43	$68,502.66	$2,343.16
44	$70,892.71	$2,390.02
45	$73,330.56	$2,437.82
46	$75,817.18	$2,486.58
47	$78,353.52	$2,536.31
48	$80,940.59	$2,587.04
49	$83,579.40	$2,638.78
50	$86,270.99	$2,691.56
51	$89,016.41	$2,745.39
52	$91,816.74	$2,800.30
53	$94,673.07	$2,856.31
54	$97,586.53	$2,913.44
55	$100,558.26	$2,971.71
56	$103,589.43	$3,031.14
57	$106,681.22	$3,091.76
58	$109,834.84	$3,153.60
59	$113,051.54	$3,216.67
60	$116,332.57	$3,281.00
61	$119,679.22	$3,346.62
62	$123,092.81	$3,413.55
63	$126,574.66	$3,481.82
64	$130,126.16	$3,551.46
65	$133,748.68	$3,622.49
66	$137,443.65	$3,694.94
67	$141,212.53	$3,768.84
68	$145,056.78	$3,844.22
69	$148,977.91	$3,921.10
70	$152,977.47	$3,999.52

Form 6722-NSLAC

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 6 years after amounts are deposited into the policy as follows: Year 1–9%, Year 2–8%, Year 3–7%, Year 4–6%, Year 5–5%, Year 6–4%, Year 7–2%, Year 8–1%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

Form 6722-NSLAC

Appendix B

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity contract value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Ohio National Fund, Inc.
Money Market Portfolio	2003	$11.39	$11.32	2,445
	2004	11.32	11.29	36,511
	2005	11.29	11.46	35,467
	2006	11.46	11.84	132,517
	2007	11.84	12.25	202,752
	2008	12.25	12.30	94,953
	2009	12.30	12.13	80,106

Equity Portfolio	2003	7.05	10.24	9,995
	2004	10.24	11.36	32,415
	2005	11.36	11.89	37,535
	2006	11.89	12.50	42,329
	2007	12.50	11.60	51,632
	2008	11.60	5.17	59,082
	2009	5.17	7.09	57,587

Bond Portfolio	2003	12.29	13.21	3,705
	2004	13.21	13.78	9,082
	2005	13.78	13.66	16,478
	2006	13.66	14.07	24,198
	2007	14.07	14.39	28,612
	2008	14.39	12.56	24,601
	2009	12.56	14.98	24,777

Omni Portfolio	2004	7.03	7.42	1,399
	2005	7.42	8.02	1,992
	2006	8.02	8.96	1,788
	2007	8.96	9.45	1,715
	2008	9.45	6.39	1,738
	2009	6.39	8.39	1,958

S&P 500® Index Portfolio	2004	10.11	11.00	3,583
	2005	11.00	11.33	3,579
	2006	11.33	12.88	3,576
	2007	12.88	13.35	3,572
	2008	13.35	8.25	3,568
	2009	8.25	10.24	7,613

Form 6722-NSLAC

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

International Portfolio	2003	$5.97	$8.42	12,001
	2004	8.42	9.38	33,984
	2005	9.38	10.12	52,420
	2006	10.12	11.90	84,372
	2007	11.90	12.84	86,404
	2008	12.84	6.83	94,576
	2009	6.83	9.31	88,970

International Small-Mid Company Portfolio	2004	9.21	10.98	1,631
	2005	10.98	13.97	1,622
	2006	13.97	17.40	1,071
	2007	17.40	20.16	1,449
	2008	20.16	9.68	2,537
	2009	9.68	13.94	1,608

Small Cap Growth Portfolio	2005	5.05	5.33	4,329
	2006	5.33	6.60	4,188
	2007	6.60	7.46	9,910
	2008	7.46	3.85	12,517
	2009	3.85	5.72	14,942

Capital Appreciation Portfolio	2004	14.80	16.41	2,659
	2005	16.41	17.05	10,555
	2006	17.05	19.56	18,638
	2007	19.56	20.03	17,802
	2008	20.03	12.05	18,789
	2009	12.05	16.97	16,856

Mid Cap Opportunity Portfolio	2004	12.22	13.68	659
	2005	13.68	14.84	937
	2006	14.84	16.05	798
	2007	16.05	18.65	8,064
	2008	18.65	8.96	16,717
	2009	8.96	12.42	12,109

High Income Bond Portfolio	2003	9.94	11.63	1,494
	2004	11.63	12.70	2,876
	2005	12.70	12.90	3,749
	2006	12.90	14.01	4,569
	2007	14.01	14.31	6,749
	2008	14.31	10.54	11,078
	2009	10.54	15.51	13,553

Strategic Value Portfolio	2003	7.58	9.89	82
	2004	9.89	10.70	81
	2005	10.70	11.05	81
	2006	11.05	12.68	81
	2007	12.68	11.41	0
	2008	11.41	8.07	1,639
	2009	807.00	8.88	2,058

Form 6722-NSLAC

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Nasdaq-100® Index Portfolio	2005	$3.91	$3.92	8,763
	2006	3.92	4.12	20,640
	2007	4.12	4.82	17,308
	2008	4.82	2.76	19,572
	2009	2.76	4.18	16,988

Bristol Portfolio	2005	10.95	12.10	4,750
	2006	12.10	13.89	10,941
	2007	13.89	14.76	16,352
	2008	14.76	8.66	21,640
	2009	8.66	11.59	24,169

Bryton Growth Portfolio	2005	9.66	9.94	2,424
	2006	9.94	11.45	6,739
	2007	11.45	12.40	11,363
	2008	12.40	7.40	14,872
	2009	7.40	9.90	17,905

U.S. Equity Portfolio	2004	10.00	11.60	6,313
	2005	11.60	12.44	9,264
	2006	12.44	13.24	19,171
	2007	13.24	14.78	19,110
	2008	14.78	7.58	9,071
	2009	7.58	8.71	8,988

Target VIP Portfolio	2005	10.00	10.12	4,389
	2006	10.12	11.05	4,228
	2007	11.05	11.96	4,008
	2008	11.96	6.68	4,412
	2009	6.68	7.56	4,707

Target Equity/Income Portfolio	2009	6.43	7.12	0

Balanced Portfolio	2006	11.46	12.78	10,591
	2007	12.78	14.15	10,579
	2008	14.15	10.20	0
	2009	10.20	12.56	0

Millenium Portfolio	2007	7.72	9.59	2,708
	2008	9.59	5.43	3,253
	2009	5.43	6.48	19,307

Aggressive Growth Portfolio	2007	5.88	7.51	12,150
	2008	7.51	4.17	11,943
	2009	4.17	5.87	11,896

Capital Growth Portfolio	2007	21.25	23.30	0
	2008	23.30	14.62	0
	2009	14.62	19.51	0

Income Opportunity Portfolio	2007	11.11	11.87	0
	2008	11.87	9.27	0
	2009	9.27	10.34	0

Form 6722-NSLAC

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Bristol Growth Portfolio	2007	$10.00	$10.24	0
	2008	10.24	8.66	21,640
	2009	8.66	7.42	345

ALPS Variable Insurance Trust (Class II Shares)

AVS Listed Private Equity Portfolio	2008	10.00	3.72	0
	2009	3.72	5.13	138

Dreyfus Variable Investment Fund (Service Shares)

Appreciation Portfolio	2003	10.00	11.69	2,023
	2004	11.69	12.08	3,097
	2005	12.08	12.41	3,084
	2006	12.41	14.22	3,089
	2007	14.22	14.98	5,302
	2008	14.98	10.38	5,272
	2009	10.38	12.52	5,096

Federated Insurance Series (Service Shares)

Federated Kaufmann Fund II	2008	10.00	6.27	12,724
	2009	6.27	7.98	11,696

Fidelity® Variable Insurance Products Funds (Service Class 2)

VIP Contrafund® Portfolio	2003	6.95	8.97	863
	2004	8.97	10.19	14,170
	2005	10.19	11.73	14,193
	2006	11.73	12.89	17,386
	2007	12.89	14.91	53,925
	2008	14.91	8.42	107,292
	2009	8.42	11.25	121,893

VIP Mid Cap Portfolio	2004	12.83	15.77	3,260
	2005	15.77	18.36	5,128
	2006	18.36	20.35	7,415
	2007	20.35	23.15	15,485
	2008	23.15	13.78	37,549
	2009	13.78	19.00	49,564

VIP Growth Portfolio	2003	4.65	6.15	6,137
	2004	6.15	6.26	26,885
	2005	6.26	6.51	19,171
	2006	6.51	6.84	23,568
	2007	6.84	8.55	16,668
	2008	8.55	4.44	15,054
	2009	4.44	5.60	15,054

Form 6722-NSLAC

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

VIP Equity-Income Portfolio	2004	$10.00	$11.86	1,144
	2005	11.86	12.34	1,139
	2006	12.34	14.60	3,448
	2007	14.60	14.58	21,673
	2008	14.58	8.22	17,125
	2009	8.22	10.53	16,232

VIP Real Estate Portfolio	2008	10.00	5.28	0
	2009	5.28	7.16	0

Franklin Templeton Variable Insurance Products Trust (Class 2)

Templeton Foreign Securities Fund	2005	10.00	11.18	823
	2006	11.18	13.39	6,187
	2007	13.39	15.25	8,571
	2008	15.25	8.96	3,739
	2009	8.96	12.12	3,343

Franklin Income Securities Fund	2007	12.09	12.37	16,648
	2008	12.37	8.58	27,377
	2009	8.58	11.47	25,327

Franklin Flex Cap Growth Securities Fund	2007	11.55	13.03	11,075
	2008	13.03	8.31	26,630
	2009	8.31	10.90	23,467

Franklin Templeton Variable Insurance Products Trust (Class 4)

Franklin Income Securities Fund	2008	10.00	6.90	8,108
	2009	6.90	9.22	30,742

Franklin Flex Cap Growth Securities Fund	2008	10.00	6.65	6,830
	2009	6.65	8.71	24,695

Templeton Foreign Securities Fund	2008	10.00	6.19	0
	2009	6.19	8.36	2,539

Franklin Templeton VIP Founding Funds Allocation Fund	2008	10.00	6.60	0
	2009	6.60	8.47	748

Goldman Sachs Variable Insurance Trust (Institutional Shares)

Goldman Sachs Growth and Income Fund	2003	6.49	8.29	120
	2004	8.29	9.71	3,124
	2005	9.71	9.95	12,577
	2006	9.95	12.04	24,579
	2007	12.04	12.05	83,092
	2008	12.05	7.78	114,772
	2009	7.78	9.08	133,872

Form 6722-NSLAC

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Goldman Sachs Structured U.S. Equity Fund	2003	$7.34	$9.51	2,678
	2004	9.51	10.77	5,642
	2005	10.77	11.32	10,066
	2006	11.32	12.60	17,211
	2007	12.60	12.22	19,547
	2008	12.22	7.59	19,708
	2009	7.59	9.07	22,937

Goldman Sachs Capital Growth Fund	2003	7.95	9.78	607
	2004	9.78	10.52	2,371
	2005	10.52	10.68	2,196
	2006	10.68	11.44	2,039
	2007	11.44	12.42	2,177
	2008	12.42	7.13	3,712
	2009	7.13	10.39	3,457

Goldman Sachs Variable Insurance Trust (Service Shares)

Goldman Sachs Growth and Income Fund	2008	10.00	6.55	8,911
	2009	6.55	7.62	43,932

Goldman Sachs Structured U.S. Equity Fund	2008	10.00	6.55	0
	2009	6.55	7.81	0

Goldman Sachs Capital Growth Fund	2008	10.00	5.91	0
	2009	5.91	8.60	340

Ivy Funds Variable Insurance Portfolios, Inc.

Ivy Funds VIP Asset Strategy	2008	10.00	9.10	8,269
	2009	9.10	11.23	10,495

Ivy Funds Global Natural Resources	2008	10.00	6.04	0
	2009	6.04	10.35	12,894

Ivy Funds VIP Science and Technology	2008	10.00	8.22	0
	2009	8.22	11.66	0

J.P.Morgan Insurance Trust (Class I) (successor to J.P. Morgan Series Trust II):

J.P.Morgan Insurance Trust Small Cap Core Portfolio (successor to JPMorgan Small Company Portfolio)	2003	6.96	9.75	609
	2004	9.75	12.23	2,073
	2005	12.23	12.47	2,215
	2006	12.47	14.15	2,392
	2007	14.15	13.16	3,006
	2008	13.16	8.83	2,831
	2009	8.83	10.67	2,831

Form 6722-NSLAC

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

J.P.Morgan Insurance Trust Mid Cap Value Portfolio (successor to JPMorgan Mid Cap Value Portfolio)	2003	$10.62	$13.92	3,633
	2004	13.92	16.62	7,217
	2005	16.62	17.90	10,723
	2006	17.90	20.63	15,989
	2007	20.63	20.84	21,815
	2008	20.84	13.73	28,670
	2009	13.73	17.14	30,203

Janus Aspen Series (Service Shares)

Balanced Portfolio	2006	10.67	11.62	2,332
	2007	11.62	12.63	2,332
	2008	12.63	10.46	2,574
	2009	10.46	12.95	2,547

Overseas Portfolio	2006	8.80	12.73	3,380
	2007	12.73	16.07	45,252
	2008	16.07	7.57	90,398
	2009	7.57	13.37	85,316

Janus Portfolio	2008	7.33	4.35	45,867
	2009	4.35	5.83	83,118

Worldwide Portfolio	2008	7.33	3.99	933
	2009	3.99	5.40	923

Lazard Retirement Series, Inc. (Service Shares)

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2003	10.07	14.25	1,348
	2004	14.25	16.15	9,271
	2005	16.15	16.56	8,887
	2006	16.55	18.96	7,403
	2007	18.96	17.35	6,591
	2008	17.35	10.87	6,478
	2009	10.87	16.36	12,860

Lazard Retirement Emerging Markets Equity Portfolio	2004	11.17	14.38	6,667
	2005	14.38	19.97	6,356
	2006	19.97	25.60	7,177
	2007	25.60	33.65	13,841
	2008	33.65	17.01	17,376
	2009	17.01	28.50	28,695

Lazard Retirement U.S. Strategic Equity Portfolio	2007	12.27	11.98	0
	2008	11.98	7.65	0
	2009	7.65	9.57	0

Lazard Retirement International Equity Portfolio	2007	13.81	15.08	8,478
	2008	15.08	9.37	25,336
	2009	9.37	11.22	36,702

Form 6722-NSLAC

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Legg Mason Partners Variable Equity Trust (Class I Shares)

Legg Mason ClearBridge Variable Fundamental Value Portfolio	2008	$19.43	$12.15	0
	2009	12.15	15.51	0

Legg Mason ClearBridge Variable Equity Income Builder Portfolio (formerly Capital and Income)	2008	13.60	8.71	0
	2009	8.71	10.56	0

Legg Mason ClearBridge Variable Investors Portfolio	2008	16.22	10.30	0
	2009	10.30	12.64	0

MFS® Variable Insurance Trust (Service Class)

MFS® Investors Growth Stock Series	2004	9.23	9.92	2,349
	2005	9.92	10.20	2,286
	2006	10.20	10.79	2,286
	2007	10.79	11.81	2,262
	2008	11.81	7.34	2,223
	2009	7.34	10.07	2,339

MFS® New Discovery Series	2003	7.51	10.22	284
	2004	10.22	10.70	337
	2005	10.70	11.09	0
	2006	11.09	12.35	0
	2007	12.35	12.45	0
	2008	12.45	7.43	0
	2009	7.43	11.93	123

MFS® Total Return Series	2003	9.35	10.94	973
	2004	10.94	11.99	1,532
	2005	11.99	12.13	7,238
	2006	12.13	13.35	7,255
	2007	13.35	13.69	7,243
	2008	13.69	10.48	9,708
	2009	10.48	12.17	9,624

MFS® Mid Cap Growth Series	2006	9.54	9.63	718
	2007	9.63	10.40	3,966
	2008	10.40	4.96	3,160
	2009	4.96	6.91	3,250

Neuberger Berman Advisers Management Trust (S Class Shares)

AMT Regency Portfolio	2006	10.00	10.10	2,408
	2007	10.10	10.34	23,564
	2008	10.34	5.51	32,281
	2009	5.51	7.94	14,689

Form 6722-NSLAC

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

PIMCO Variable Insurance Trust (Administrative Share Class)

Real Return Portfolio	2003	$10.86	$11.45	2,335
	2004	11.45	12.29	12,948
	2005	12.29	12.38	25,160
	2006	12.38	12.30	39,678
	2007	12.30	13.42	39,678
	2008	13.42	12.30	39,669
	2009	12.30	14.36	47,720

Total Return Portfolio	2003	10.52	10.79	6,510
	2004	10.79	11.16	14,360
	2005	11.16	11.28	15,976
	2006	11.28	11.55	16,658
	2007	11.55	12.39	78,013
	2008	12.39	12.81	61,055
	2009	12.81	14.41	97,944

Global Bond Portfolio (Unhedged)	2003	10.82	12.05	786
	2004	12.05	13.15	1,466
	2005	13.15	12.11	1,542
	2006	12.11	12.49	0
	2007	12.49	13.52	2,343
	2008	13.52	13.22	7,303
	2009	13.22	15.24	17,300

CommodityRealReturn® Strategy Portfolio	2008	10.00	6.25	0
	2009	6.25	8.72	9,368

The Prudential Series Fund, Inc. (Class II Shares)

Jennison Portfolio	2004	5.97	6.42	5,679
	2005	6.42	7.22	4,156
	2006	7.22	7.23	4,243
	2007	7.23	7.95	3,422
	2008	7.95	4.89	3,364
	2009	4.89	6.88	3,325

Jennison 20/20 Focus Portfolio	2003	7.11	9.17	4,377
	2004	9.17	10.44	9,934
	2005	10.44	12.49	5,999
	2006	12.49	13.99	5,924
	2007	13.99	15.19	15,377
	2008	15.19	9.08	37,440
	2009	9.08	14.09	40,301

Form 6722-NSLAC

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Royce Capital Fund (Investment Class Shares)

Small Cap Portfolio	2003	$10.00	$13.96	1,682
	2004	13.96	17.20	6,541
	2005	17.20	18.41	5,879
	2006	18.41	20.98	7,967
	2007	20.98	20.25	13,802
	2008	20.25	14.54	33,944
	2009	14.54	19.39	46,792

Micro-Cap Portfolio	2003	10.00	14.68	199
	2004	14.68	16.48	671
	2005	16.48	18.14	270
	2006	18.14	21.66	282
	2007	21.66	22.21	4,341
	2008	22.21	12.43	9,986
	2009	12.43	19.37	13,463

The Universal Institutional Funds, Inc. (Class II)

UIF Core Plus Fixed Income Portfolio	2003	10.00	11.51	312
	2004	11.51	11.81	311
	2005	11.81	12.11	310
	2006	12.11	12.37	307
	2007	12.37	12.83	5,066
	2008	12.83	11.33	17,978
	2009	11.33	12.22	3,342

UIF U.S. Real Estate Portfolio	2003	10.00	12.77	1,151
	2004	12.77	17.15	3,636
	2005	17.15	19.74	6,281
	2006	19.74	26.80	8,663
	2007	26.80	21.87	14,604
	2008	21.87	13.36	17,064
	2009	13.36	16.93	20,754

UIF International Growth Equity Portfolio	2007	10.77	12.13	9,874
	2008	12.13	6.16	37,648
	2009	6.16	8.29	42,475

UIF Capital Growth Portfolio	2007	10.23	12.28	1,054
	2008	12.28	6.13	4,173
	2009	6.13	9.99	4,168

Wells Fargo Advantage Fundssm Variable Trust

VT Opportunity Fund	2005	14.41	15.33	2,979
	2006	15.33	16.96	2,297
	2007	16.96	17.84	2,284
	2008	17.84	10.54	1,621
	2009	10.54	15.35	1,607

Form 6722-NSLAC

Statement of Additional Information Contents

National Security

Custodian

Independent Registered Public Accounting Firm

Underwriter

Calculation of Money Market Yield

Total Return

Financial Statements

1940 Act File Number 811-10619

1933 Act File Number 333-76350

Form 6722-NSLAC

Variable Account N
of
National Security Life and Annuity Company
One Financial Way
Montgomery, Ohio 45242
Telephone 1-877-446-6020
Statement of Additional Information
May 1, 2010
This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Variable Account N (“VAN”) flexible purchase payment individual variable annuity contracts dated May 1, 2010. To get a free copy of the prospectus for VAN, write or call us at the above address.

National Security	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Calculation of Money Market Yield	3
Total Return	3
Financial Statements	4
“NSCORE XTRA VA”

National Security
National Security is licensed to issue life insurance and annuities in 18 states and the District of Columbia. We were incorporated under the laws of the State of New York in 1973 as the Urbaine Life Reinsurance Company. In 1993, we were purchased by Security Life of Denver Insurance Company and our name was changed to First ING Life Insurance Company of New York. Our name was changed to National Security Life and Annuity Company on January 4, 2002, when we were purchased by SMON Holdings, Inc., a Delaware corporation which was owned jointly by Security Mutual Life Insurance Company of New York “Security Mutual” and The Ohio National Life Insurance Company (“Ohio National Life”). In March 2007, Ohio National Life and Security Mutual became direct owners of our stock after SMON Holdings, Inc. was dissolved, and Ohio National Life purchased additional shares of our stock from Security Mutual, increasing its ownership to over 80% of our outstanding stock. Security Mutual is a New York domiciled mutual life insurance company. Ohio National Life is an Ohio domiciled insurance company. Our home office is at 100 Court Street, Binghamton, New York 13902. Our administrative office is at One Financial Way, Montgomery, Ohio 45242.
Custodian
National Security Life and Annuity Company, the depositor, One Financial Way, Montgomery, Ohio 45242, holds custody of VAN’s assets.
Independent Registered Public Accounting Firm
The financial statements of National Security Variable Account N and the financial statements and schedules of National Security Life and Annuity Company for the periods indicated have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2009 financial statements and schedules of National Security Life and Annuity Company refers to a change in the method of evaluating other-than-temporary impairments of fixed maturity securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009. KPMG LLP is located at 191 West Nationwide Boulevard, Columbus, Ohio 43215.
Underwriter
We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which owns over 80% of our outstanding stock. The aggregate amount of commissions paid to ONEQ for contracts issued by VAN and the amounts retained by ONEQ for each of the last 3 years have been:

	Aggregate	Retained
Year	Commission	Commissions
2009	$2,945,777	None
2008	$1,129,475	None
2007	$1,391,219	None

2

Calculation of Money Market Yield
The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the net difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.
Total Return
The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:
P(1 + T)n = ERV

where:	P = a hypothetical initial payment of $1,000,
T = the average annual total return,
n = the number of years, and
ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).
We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.
In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we convert the $30 annual contract administration charge to an annual percentage charge of 0.00%. The actual effect that the contract administration charge would have on total returns would be greater than that for contracts having a value less than $50,000. The returns assume surrender of the contract and deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

3

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)
Financial Statements
December 31, 2009 and 2008
(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm
The Board of Directors and Stockholder
National Security Life and Annuity Company:
We have audited the accompanying balance sheets of National Security Life and Annuity Company (the Company) (a majority owned subsidiary of The Ohio National Life Insurance Company) as of December 31, 2009 and 2008, and the related statements of operations, changes in stockholders’ equity, and cash flows for each of the years in the three-year period ended December 31, 2009. In connection with our audits of the financial statements, we have also audited financial statement schedules I, III, and IV. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Security Life and Annuity Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
As discussed in note 2 to the financial statements, the Company changed its method of evaluating other-than-temporary impairments of fixed maturity securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.
/s/ KPMG LLP
Columbus, Ohio
April 30, 2010

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)
Balance Sheets
December 31, 2009 and 2008
(Dollars in thousands, except share amounts)

	2009	2008
Assets
Investments:
Fixed maturity available-for-sale securities, at fair value	$34,133	19,088
Fixed maturity trading securities, at fair value	13,403	2,850
Other long-term investments	44	44

Total investments	47,580	21,982

Cash	2,655	3,602
Accrued investment income	473	298
Deferred policy acquisition costs	3,758	2,290
Reinsurance recoverable	77,504	37,041
Goodwill and intangible assets	755	755
Other assets	501	300
Deferred federal income taxes	2,112	1,513
Assets held in separate accounts	112,170	53,134

Total assets	$247,508	120,915

Liabilities and Stockholders’ Equity
Future policy benefits and claims	$38,848	15,822
Reinsurance payables	73,517	32,242
Amounts due to affiliates	97	104
Other liabilities	811	488
Liabilities related to separate accounts	112,170	53,134

Total liabilities	225,443	101,790

Commitments and contingencies
Stockholders’ equity:
Class A common stock, $250 par value. Authorized 10,000 shares; issued and outstanding 10,000 shares	2,500	2,500
Additional paid-in capital	20,845	20,845
Accumulated other comprehensive income (loss)	501	(1,145)
Retained deficit	(1,781)	(3,075)

Total stockholders’ equity	22,065	19,125

Total liabilities and stockholders’ equity	$247,508	120,915

See accompanying notes to financial statements.

2

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)
Statements of Operations
Years ended December 31, 2009, 2008 and 2007
(Dollars in thousands)

	2009	2008	2007
Revenues:
Traditional life and annuity insurance premiums and charges	$3,555	3,672	3,614
Reinsurance premiums ceded	(2,556)	(2,813)	(3,028)

Total premiums and charges net of reinsurance	999	859	586

Change in value of trading securities	679	26	92
Change in value of reinsurance derivatives	(679)	(26)	(92)
Net investment income	1,211	1,085	1,165
Net realized (losses) gains:
Investment (losses) gains :
Total-other-than temporary impairment losses on securities	(72)	(814)	—
Portion of impairment losses recognized in other comprehensive income	—	—	—

Net other-than-temporary impairment losses on securities recognized in earnings	(72)	(814)	—
Realized (losses) gains , excluding other- than-temporary impairment losses on securities	(32)	(103)	217

Total investment (losses) gains	(104)	(917)	217
Derivative instruments
Other loss	(601)	(527)	(375)

	1,505	500	1,593

Benefits and expenses:
Benefits and claims	658	351	265
(Decrease) increase in policy reserves	(429)	421	(17)
Amortization of deferred policy acquisition costs	361	90	70
Other operating costs and expenses	1,108	1,446	1,303

	1,698	2,308	1,621

Income (loss) before income taxes	(193)	(1,808)	(28)

Income taxes:
Deferred benefit	(1,487)	(685)	(64)

	(1,487)	(685)	(64)

Net income (loss)	$1,294	(1,123)	36

See accompanying notes to financial statements.

3

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)
Statements of Changes in Stockholders’ Equity
Years ended December 31, 2009, 2008 and 2007
(Dollars in thousands)

			Accumulated
	Class A	Additional	other		Total
	common	paid-in	comprehensive	Retained	stockholders’
	stock	capital	income (loss)	deficit	equity
Balance, December 31, 2006	$2,500	22,231	83	(2,791)	22,023
Adjustment related to additional purchase by majority stockholder	—	(1,386)	—	803	(583)
Comprehensive loss:
Net income	—	—	—	36	36
Other comprehensive loss	—	—	(283)	—	(283)
Total comprehensive loss					(247)

Balance, December 31, 2007	2,500	20,845	(200)	(1,952)	21,193
Comprehensive loss:
Net loss	—	—	—	(1,123)	(1,123)
Other comprehensive loss	—	—	(945)	—	(945)
Total comprehensive loss					(2,068)

Balance, December 31, 2008	2,500	20,845	(1,145)	(3,075)	19,125
Comprehensive income:
Net income	—	—	—	1,294	1,294
Other comprehensive income	—	—	1,646	—	1,646
Total comprehensive income					2,940

Balance, December 31, 2009	$2,500	20,845	501	(1,781)	22,065

See accompanying notes to financial statements.

4

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)
Statements of Cash Flows
Years ended December 31, 2009, 2008 and 2007
(Dollars in thousands)

	2009	2008	2007
Cash flows from operating activities:
Net income (loss)	$1,294	(1,123)	36
Adjustments to reconcile net income (loss) to net cash
provided by operating activities:
Proceeds from sales/maturities of fixed maturity trading securities	882	2,517	124
Cost of fixed maturity trading securities acquired	(10,716)	(997)	—
Interest credited to policyholder account values	464	267	298
Universal life and investment-type product policy fees	(494)	(426)	(266)
Capitalization of deferred policy acquisition costs	(1,862)	(730)	(1,111)
Amortization of deferred policy acquisition costs	361	90	70
Amortization and depreciation	11	88	43
Net realized losses (gains) on investments	104	917	(217)
Change in value of trading securities	(679)	(26)	(92)
Deferred federal income tax benefit	(1,487)	(685)	(64)
Change in value of reinsurance derivative	679	26	92
(Increase) decrease in accrued investment income	(175)	(49)	70
(Increase) decrease in reinsurance recoverable and other assets	(40,664)	3,608	(14,311)
Increase (decrease) in funds withheld-modco reinsurance	41,702	(2,689)	14,888
Increase in policyholder liabilities	30,493	10,177	13,990
(Decrease) increase in other liabilities	(348)	(271)	(91)
(Decrease) increase in amounts due to affiliates	(15)	12	50
Decrease in reinsurance payables	(427)	(136)	(163)
Other, net	(17)	(52)	190

Net cash provided by operating activities	19,106	10,518	13,536

Cash flows from investing activities:
Proceeds from sale and maturity of fixed maturity available-for-sale securities	2,583	4,869	4,453
Cost of fixed maturity available-for-sale securities acquired	(15,233)	(8,216)	—
Change in other invested assets, net	—	—	3

Net cash (used in) provided by investing activities	(12,650)	(3,347)	4,456

Cash flows from financing activities:
Investment product account deposits	33,448	11,275	15,682
Investment product account withdrawals	(40,851)	(17,666)	(32,363)

Net cash used in financing activities	(7,403)	(6,391)	(16,681)

Net (decrease) increase in cash and cash equivalents	(947)	780	1,311
Cash and cash equivalents, beginning of year	3,602	2,822	1,511

Cash and cash equivalents, end of year	$2,655	3,602	2,822

Supplemental disclosure:
Income taxes paid	$—	—	—
Noncash activities:
Deferred policy acquisition costs	$—	—	(415)
See accompanying notes to financial statements.

5

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(1)	Organization and Business Description

National Security Life and Annuity Company (NSLAC or the Company), formerly known as First ING Life Insurance Company of New York (First ING Life), is domiciled in New York and, as of January 4, 2002, became a subsidiary of SMON Holdings, Inc. (SMON).

On May 3, 2001, Security Life of Denver Insurance Company (the former Parent of the Company), entered into a stock purchase agreement with Security Mutual Life Insurance Company of New York (SML), Ohio National Financial Services (ONFS) and SMON to sell First ING Life to SMON. After having received regulatory approval for the sale on January 3, 2002, the transaction was closed on January 4, 2002. As a result of the sale, the Company changed its name from First ING Life Insurance Company of New York to National Security Life and Annuity Company effective January 4, 2002.

The Company, when under the control of the former Parent of the Company, assumed and retroceded traditional life insurance. This assumed and retroceded book of business is currently in runoff. After January 4, 2002, the Company markets a portfolio of variable annuity products in the state of New York and other jurisdictions in which the Company is licensed to do business. The Company is licensed to do business in 17 states and the District of Columbia.

At November 28, 2004, SMON was jointly owned by ONFS and SML holding 51.2% and 48.8% of the outstanding shares, respectively. On November 29, 2004, ONFS contributed its entire ownership interest in SMON to The Ohio National Life Insurance Company (ONLIC), a wholly owned subsidiary of ONFS.

On February 17, 2007, the board of directors and stockholders (ONLIC and SML) of SMON authorized the dissolution of SMON and the transfer of NSLAC’s shares to the former stockholders of SMON in proportion to the stockholders’ interest in SMON at the time of SMON’s dissolution. Specifically, ONLIC received 5,122 shares and SML received 4,878 shares of NSLAC’s then issued and outstanding stock. On March 30, 2007, ONLIC and SML entered into a stock purchase agreement for ONLIC to purchase an additional 2,927 shares of NSLAC from SML for $6,000, thereby increasing ONLIC’s holdings in NSLAC to approximately 80.5% and decreasing SML’s holdings to approximately 19.5%.

Certain items in the condensed financial statements and related notes have been reclassified to conform to the current presentation.

The following is a description of the most significant risks facing life insurers:
Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories, or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the financial statements.

Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay.
(Continued)

6

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. The Company has been selling variable annuity products since 2003. As a result of these product sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company’s largest distributor of variable annuity products contributed approximately 38% and 33% of total variable annuity deposits in 2009 and 2008. Based on policyholder account balances, the Company’s largest distributor accounted for approximately 30% and 24% of total deferred annuity reserves as of December 31, 2009 and 2008, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

The second concentration risk arises from the Company’s use of reinsurance. The exposure risk from the variable annuity sales is mitigated by the use of reinsurance. The Company has entered into a 50% modified coinsurance agreement with ONLIC, the parent company. The Company has also entered into a 100% coinsurance agreement with ONLIC, the parent company, on the guaranty benefit riders. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, management could be required to limit future annuity sales, seek additional capital, or both.

Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life and annuity business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $77,504 and $37,041 as of December 31, 2009 and 2008, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder.
(Continued)

7

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Equity Market Risk is the risk of loss due to declines in the equity markets that the Company participates in. The Company’s primary equity risk relates to the Company’s individual variable annuity contracts which offer guaranteed benefit riders. There are four main types of benefits: guaranteed minimum death benefit (GMDB), guaranteed minimum income benefit (GMIB), guaranteed minimum account benefit (GMAB) and guaranteed minimum withdrawal benefit (GMWB). The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims. The GMIB provides a benefit if the annuitant elects to receive an annuitization benefit after a ten year window from rider issue. The annuitization base is equal to premiums less withdrawals rolled up at 5.5% annually. The GMAB provides a benefit of return of premium (less withdrawals) at the end of ten years. The GMWB is similar to the GMAB except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of ten years. The Company refers to the total of these four classes as the G reserves. See note (2)(e) for additional information on G reserves.
(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).
(a)	Valuation of Investments, Related Gains and Losses, and Investment Income

Fixed maturity securities classified as available-for-sale are stated at fair value, with the unrealized gains and losses, net of deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder’s equity. Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the changes in fair value recorded in the accompanying statements of operations.

The fair value of fixed maturity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads for private placements and corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed
(Continued)

8

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
and asset-backed securities, management determines the fair value using other modeling techniques, primarily commercial software applications utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2009, 90.9% of the fair values of fixed maturity securities were obtained from independent pricing services, 8.8% from the Company’s pricing matrices and 0.3% from other sources.

Management regularly reviews its fixed maturity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. For those fixed maturity securities where fair value is 50% or less of amortized cost for one month or 80% of amortized cost for six consecutive months or more, additional analysis is prepared which focuses on each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process provides for an assessment of the credit quality or future cash flows of each investment in the securities portfolio.

For those securities identified above, the Company considers additional relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporarily impaired (OTI). Examples of the relevant facts and circumstances that may be considered include: (1) the current fair value of the security as compared to cost, (2) the length of time the fair value has been below cost, (3) the financial position of the issuer, including the current and future impact of any specific events, (4) any items specifically pledged to support the credit along with any other security interests or collateral, (5) the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost, (6) the business climate, (7) management changes, (8) litigation and government actions, (9) monitoring late payments, (10) downgrades by rating agencies, (11) financial statements and key financial ratios, (12) revenue forecasts and cash flow projections as indicators of credit issues, and (13) other circumstances particular to an individual security.

For structured securities included in fixed maturity securities the Company determines if the collection of cash flows for the investment is in question. For each security, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTI is recognized in the statements of operations. For those debt securities for which an OTI is determined and the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount the amortized cost basis exceeds the fair value) is recognized in the statements of operations. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over fair value) is bifurcated with the credit loss portion recorded in the statements of operations, and the remainder, or non-credit loss portion recorded in other comprehensive income. For those fixed maturity securities for which the Company has recorded a portion of the OTI in other comprehensive income, the Company prospectively amortizes the amount of the loss that was recorded in other comprehensive income
(Continued)

9

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
over the remaining life of the security to the statements of operations based on the timing of future cash flows.

The Company’s practice is to disclose as part of the separate component of accumulated other comprehensive income both the non-credit portion of the OTI and any subsequent changes in the fair value of those fixed maturity securities.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations are reasonably possible and could result in a charge to income in a future period.

Prior to 2009, the Company generally recognized an OTI on securities in an unrealized loss position when the Company did not expect full recovery of value or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost. The recognition of OTI prior to 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

(b)	Revenues and Benefits

Traditional Life Insurance Products: Premiums for traditional life insurance products assumed, which includes those products with fixed and guaranteed premiums and benefits and consist principally of term life insurance policies, are recognized as revenue when due. Benefits are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished through the provision for future policy benefits.
(Continued)

10

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Investment Products: Investment products consist of variable annuities and variable universal life. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administration fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

(c)	Deferred Policy Acquisition Costs

The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been capitalized. For investment and universal life products, deferred acquisition costs (DAC) is being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses.

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 9.95%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below (2.12)% or in excess of 14.67% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the statement of operations.
(Continued)

11

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Sales inducement costs are deferred and amortized using the same methodology and assumptions used to amortize capitalized acquisition costs.

(d)	Separate Accounts

Separate Account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate Accounts is not reflected in the statements of operations and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. Separate Account seed money is recorded as a trading security.

(e)	Future Policy Benefits

Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued. The liabilities for life reserves may be greater or less than those established by the ceding companies due to their use of different mortality and other assumptions (see note 7).

Future policy benefits for investment products in the accumulation phase and universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 7).

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues nontraditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.
(Continued)

12

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
In 2003, the Company began selling a GMIB rider. This rider, which is issued through age 80, provides for a guaranteed minimum fixed income in the form of a monthly annuity. The monthly income is determined by applying a guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) the premiums increased at 5.50% per year (4% for rider issue ages 76-80) until age 85, with adjustment for withdrawals or (b) the highest contract anniversary value prior to age 80. The amount for the latter during a period between contract anniversaries is determined by increasing the previous anniversary value by additional premiums and adjusting it, on a pro rata basis, for withdrawals. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

In 2004, the Company began selling a GMAB rider, in which the account value on the tenth anniversary will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of GMAB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

In 2005, the Company began selling two versions of a GMWB rider that guarantee, in the case of one version, 7% and in the alternate version 8%, withdrawals of the premium per year for 10 years and at the tenth anniversary, the account value will not be less than the remaining premium. A GMWB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts, as well as incurred and paid amounts, as of the dates indicted (note that one contract may contain multiple guarantees) (amounts in millions except for weighted average attained age):
(Continued)

13

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	December 31, 2009
	General	Separate	Total	Net	Benefits	Weighted
	account	account	account	amount	paid/	average
	value	value	value	at risk	incurred	attained age

GMDB	$34.6	112.1	146.7	9.5	0.1	62

GMIB	$8.6	95.0	103.6	—	—	61

GMAB/GMWB	$0.3	10.5	10.8	—	—	60

	December 31, 2008
	General	Separate	Total	Net	Benefits	Weighted
	account	account	account	amount	paid/	average
	value	value	value	at risk	incurred	attained age

GMDB	$10.8	53.1	63.9	23.0	—	64

GMIB	$1.7	40.8	42.5	—	—	62

GMAB/GMWB	$0.1	5.1	5.2	—	—	60

All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during the 2009 and 2008.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:
(Continued)

14

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	2009	2008
Mutual funds:
Bond	$24,601	8,731
Balanced	2,218	917
Equity	82,930	40,366
Money market	2,363	3,079

Total	$112,112	53,093

No assets were transferred to separate accounts for the periods presented.

As of December 31, 2009, direct G reserves were $419 , ceded G reserves were $402 and net G reserves were $17 . As of December 31, 2008, direct G reserves were $997, ceded G reserves were $581 and net G reserves were $416.

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	2009	2008
GMDB	$17	416
GMIB	—	—
GMAB/GMWB	—	—

Total	$17	416

(f)	Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts, and are consistent with the risk assumed. Assets and liabilities related to reinsurance are reported on a gross basis.

(g)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
(Continued)

15

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies. The determination of the valuation allowance for the company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

The Company files separately its own Federal income tax return, but will be included as a member of the life/nonlife consolidated Federal income tax return of its ultimate parent, ONMH, in 2013.

(h)	Cash Equivalents

For purposes of the statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

(i)	Use of Estimates

In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, income taxes, valuation allowances for mortgage loans on real estate, impairment losses on investments and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(j)	Goodwill and Other Intangible Assets

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. In accordance with GAAP, goodwill is not amortized, but rather is evaluated for impairment at the reporting unit level annually, using December 31 financial information. The reporting unit is the operating segment or a business one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. The evaluation is completed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.
(Continued)

16

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting unit. A two-step goodwill impairment test is utilized to identify and measure potential goodwill impairment. The first step compares the fair value of the reporting unit with its carrying amount. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the impairment. In the second step, if the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss shall be recognized in an amount equal to that excess. The loss recognized cannot exceed the carrying amount of goodwill. After a goodwill impairment loss is recognized, the adjusted carrying amount of goodwill becomes its new accounting basis (see note 12).

The Company’s only intangible asset is related to insurance licenses acquired with the purchase of the Company. In accordance with GAAP, the intangible asset, as it relates to insurance licenses, is not amortized, but rather is evaluated for impairment, using December 31 license standing information. The value of the intangible and any impairment assessment associated with that intangible is primarily dependent upon the maintenance of the New York license (see note 12). License fees are paid annually in order to keep the license in good standing.

(k)	Recently Issued Accounting Pronouncements

In April 2009 the Accounting Standards Board (FASB) issued guidance under FASB Accounting Standard Codification (ASC) 820-10, Fair Value Measurements and Disclosures. In January 2010, the FASB issued amended guidance under FASB Accounting Standards Update (ASU) 2010-06. This guidance will require new disclosures about recurring or nonrecurring fair-value measurements including significant transfers into and out of Level 1 and Level 2 fair-value measurements. In addition ASU 2010-06 clarified the level of disaggregation, inputs and valuation techniques. This section of ASU 2010-06 is effective for fiscal and interim reporting periods beginning after December 15, 2009. The Company will adopt this section of ASU 2010-06 effective January 1, 2010. In addition, ASU 2010-06 also requires information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. This section of ASU 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2010, with early adoption permitted. The Company is currently evaluating the provisions of this guidance to determine the impact of adoption on its financial statements.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing which was subsequently amended in December 2009 by FASB ASU 2009-16. This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) (as defined under previous FASB guidance) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a
(Continued)

17

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company will adopt this guidance effective January 1, 2010 and is currently evaluating the provisions of the guidance to determine the impact of adoption on its financial statements.

In September 2009, FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance applies to measuring the fair value of investments in investment companies that do not have a readily determinable fair value and calculate net asset values (NAV) consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, which generally requires these investments to be measured at fair value. For these investments, this update allows, as a practical expedient, the use of NAV as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Company has adopted this guidance effective with the period ending December 31, 2009. The adoption of ASC 820-10 did not have a material effect on the Company’s results of operations or financial position.

In August 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance and credit risk and should not reflect restrictions on the transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. This guidance is effective for the first reporting period beginning after issuance. The Company has adopted this guidance effective with the reporting period ending December 31, 2009. The adoption of ASC 820-10 did not have a material effect on the Company’s results of operations or financial position.

In June 2009, the FASB issued guidance under FASB ASC 105, Generally Accepted Accounting Principles. This guidance establishes the FASB ASC as the single source of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative U.S. GAAP for SEC registrants. This guidance and the ASC are effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the ASC have become non authoritative. Following this guidance, the FASB will no longer issue new standards in the form of Statements, FSPs, or EITF Abstracts. Instead, the FASB will issue Accounting Standards Updates (ASU), which will serve only to update the ASC, provide background information about the guidance, and provide the bases for conclusions on the change(s) in the ASC. The Company adopted this guidance effective September 30, 2009. The
(Continued)

18

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
adoption of this guidance will not have an impact on the Company’s financial statements but will alter the references to accounting literature within the financial statements.

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events. This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Company. The Company has evaluated subsequent events through April 30, 2010 the date that the condensed financial statements were available to be issued.

In April 2009, the FASB issued guidance under FASB ASC 825-10, Financial Instruments. The new guidance expanded the fair value disclosures required for financial instruments for interim periods. The guidance also requires entities to disclose the methods and significant assumptions used to estimate the fair value of financial instruments in financial statements on an interim and annual basis and to highlight any changes from prior periods. The guidance is effective for interim periods ending after June 15, 2009, with early adoption permitted for interim periods ending after March 15, 2009. The Company adopted this guidance for the period ending December 31, 2009. The adoption of ASC 825-10 did not have a material effect on the Company’s results of operations or financial position. See note 5 for the required disclosures.

In April 2009, the FASB issued guidance under FASB ASC 320 Investments — Debt and Equity Securities. This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt and equity securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from retained earnings to the beginning balance of accumulated other comprehensive income (AOCI). The Company adopted this guidance as of January 1, 2009. The adoption of ASC 320 did not have an effect on the Company’s retained earnings and AOCI.

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. FASB ASC 350-30 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under this guidance are to be applied prospectively to intangible assets acquired after the effective date. The
(Continued)

19

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

In March 2008, the FASB issued guidance under FASB ASC 815, Derivatives and Hedging. This guidance amends and expands the disclosure requirements of previous guidance, with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under ASC 815, and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. This guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company adopted this guidance effective December 31, 2008. The provisions of ASC 815 were applied as required by the Company on the adoption date.

In December 2007, the FASB issued guidance under FASB ASC 805, Business Combinations. The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, this guidance establishes principles and requirements for how the acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any non-controlling interest in the acquiree; recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. This guidance applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in the previous FASB guidance that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. This guidance defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date the acquirer achieves control. This guidance is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to any business combination on or after January 1, 2009.

In February 2007, the FASB issued guidance under FASB ASC 825, Financial Instruments. This guidance permits an entity to measure certain financial assets and liabilities at fair value. The objective of this guidance is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. This guidance is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term
(Continued)

20

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
measurement objectives for accounting for financial instruments. This guidance also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. This guidance does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, this guidance does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards. This guidance is effective for the fiscal year beginning after November 15, 2007. The Company did not apply this guidance to any existing financial assets or liabilities as of January 1, 2008 other than those already prescribed, such as securities available for sale, securities identified in trading portfolios and certain derivatives and economic hedging activity that the Company participates in. Consequently, the initial adoption of this guidance did not have any impact on the Company’s results of operations or financial position. The Company will assess prospectively the impact this guidance has for new financial assets and liabilities.

(l)	Additional Purchase by Majority Stockholder

On March 30, 2007, ONLIC entered into a stock purchase agreement for ONLIC to purchase 2,927 shares of NSLAC from SML. As a result of the purchase, ONLIC’s ownership interest increased from 51.2% to 80.5%.

The consideration for ONLIC’s acquisition of additional NSLAC shares consisted of a $6,000, 5.8% surplus note issued by ONLIC that was fair valued at $5,727. The fair value estimate of the note was based on the 10 year Treasury note as of March 31, 2007 with a 4.65% risk free rate plus 155 basis points.

ONLIC’s purchase of additional NSLAC shares was accounted for similar to a business combination in accordance with FASB ACS 805 Business Combinations. The percentage of assets acquired and liabilities assumed were recorded at their estimated fair value as of March 31, 2007. A final allocation of purchase price to assets acquired and liabilities assumed at March 31, 2007 is presented below. This allocation is based upon valuations using management’s assumptions and estimates. Adjustments to record the acquired assets and liabilities at fair value include allocations of negative goodwill to the value of previously recognized goodwill, intangibles, and DAC.
(Continued)

21

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The following table summarizes the allocation of the purchase price for the additional 29.27% interest in NSLAC:

March 31, 2007 purchase price allocation:
Investments	$7,966
Cash	257
Accrued investment income	100
Other assets	9,051
Assets held in separate accounts	11,718

Total assets acquired	29,092

Future policy benefits and claims	4,224
Other liabilities	7,423
Liabilities related to separate accounts	11,718

Total liabilities assumed	23,365

Net purchase price	$5,727

As a result of the purchase price allocation, goodwill, intangible assets representing insurance licenses and DAC were decreased by $233, $80, $415, respectively. There was a corresponding decrease in additional paid-in capital for $583, net of tax of $145. 29.3% of the retained deficit at March 31, 2007 was also reclassified from retained deficit to additional paid-in capital to eliminate the historical retained deficit related to the additional shares purchased. The amount of the retained deficit reclassification was $803.
(3)	Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. GAAP, which differs from statutory accounting practices prescribed or permitted by the New York State Insurance Department (the Department). Annual Statements for the Company, filed with the Department, are prepared on a basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed. The Company has no permitted statutory accounting practices. The 2009 statutory results are unaudited as of the date of this report.

The statutory basis net income (loss) of NSLAC was $3,503, $(2,704) and $(799) for the years ended December 31, 2009, 2008 and 2007, respectively. The statutory basis capital and surplus of NSLAC was $19,903 and $16,748 as of December 31, 2009 and 2008, respectively. The primary reasons for the differences between statutory accounting and GAAP accounting are that, for GAAP reporting purposes: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;
(Continued)

22

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(3)	investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) the fixed maturity securities that are related to the Company’s funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost; (6) changes in deferred taxes are recognized in operations; and (7) there is a presentation of other comprehensive income and comprehensive income.
(4)	Comprehensive Income

Comprehensive income includes net income as well as certain items that are reported directly within the separate components of stockholders’ equity that are not recorded in net income (other comprehensive income (loss)). The related before and after income tax amounts of other comprehensive income (loss) for the years ended December 31 were as follows:

	2009	2008	2007
Unrealized gains (losses) on securities available-for-sale arising during the period	$2,381	(1,476)	(202)
Related income tax (expense) benefit	(834)	517	71

	1,547	(959)	(131)

Less:
Reclassification adjustment for:
Net (losses) gains on securities available-for-sale realized during the period:
Gross	(152)	(22)	234
Related income tax benefit (expense)	53	8	(82)

	(99)	(14)	152

Other comprehensive income (loss)	$1,646	(945)	(283)

(5)	Fair Value Measurements

ASC 820 — Transition

As described in note 2(p), the Company adopted ASC 820 effective January 1, 2008. The Company applied the provisions of ASC 820 prospectively to financial instruments that are recorded at fair value, including its GMIB reinsurance contract that is accounted for as a freestanding derivative and embedded derivatives on variable annuities with GMAB and GMWB riders. Prior to January 1, 2008, the Company used the guidance prescribed in ASC 815 and other related literature on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties.
(Continued)

23

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.
The Company categorizes financial assets and liabilities recorded at fair value on the consolidated balance sheet as follows:

•	Level 1 — Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include money market funds and bank deposits.

•	Level 2 — Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government agency securities, municipal bonds, certain mortgage-backed securities (MBSs), certain corporate debt, certain private placements, certain foreign government debt securities, and certain derivatives.

•	Level 3 — Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are embedded derivatives associated with living benefit contracts.
(Continued)

24

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$—	1,806	—	1,806
Obligations of states and political subdivisions	—	308	—	308
Corporate securities	—	22,840	—	22,840
Mortgage-backed securities	—	9,179	—	9,179
Trading securities:
Fixed maturity corporate securities	—	13,403	—	13,403
Other assets:
Cash:	255	2,400	—	2,655
Assets held in separate accounts	—	112,170	—	112,170

Total assets	$255	162,106	—	162,361

Liabilities:
GMAB/GMWB embedded derivatives	$—	—	245	245

Total liabilities	$—	—	245	245

(Continued)

25

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$—	1,882	—	1,882
Debt securities issued by foreign governments	—	250	—	250
Corporate securities	—	13,578	—	13,578
Mortgage-backed securities	—	3,378	—	3,378
Trading securities:
Fixed maturity corporate securities	—	2,850	—	2,850
Other assets:
Cash:	602	3,000	—	3,602
Reinsurance recoverable:
Modified coinsurance receivable	—	208	—	208
Assets held in separate accounts	—	53,134	—	53,134

Total assets	$602	78,280	—	78,882

Liabilities:
GMAB/GMWB embedded derivatives	$—	—	386	386

Total liabilities	$—	—	386	386

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities under the “exit price” notion of FASB ASC 820, Fair Value Measurements and Disclosures, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and, where
(Continued)

26

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

Cash

Cash is considered Level 1 for as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. The Company holds investments in repurchase agreements that are considered to be cash equivalents as defined in note 2(h). The Company classifies the fair values of investments held in repurchase agreements as Level 2 since the value is based on market observable data.

Fixed Maturity Securities

As discussed in note 2(a), fair value of fixed maturity securities is generally obtained from independent pricing services based on reported trades for identical or similar securities. If there are no recent reported trades, the third party pricing services may use matrix or model processes to develop a security price where future cash flow expectations are developed based on collateral performance and discounted at an estimated market rate. Included in the pricing of asset-backed securities, collateralized mortgage obligations, and mortgage-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these fair values have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fair values within Level 2

As discussed in note 2(a), fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are observable market data, the Company has classified these fair values within Level 2.

GMAB and GMWB Embedded Derivatives

The Company issues certain variable annuity products with guaranteed minimum benefit riders. GMAB and GMWB riders are embedded derivatives which are measured at estimated fair value separately from the host variable annuity contract. For GMAB and GMWB embedded derivatives, the same valuation methodology is applied per above except the fair value for these riders is estimated using the Company’s nonperformance risk in the credit adjustment to the present value of the future cash flows.

The fair value of these derivatives are modeled using significant unobservable policyholder behavior inputs, such as lapses, fund selection, resets and withdrawal utilization, and risk margins. As a result, the GMAB and GMWB embedded derivatives are categorized as Level 3.
(Continued)

27

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Separate Account Assets

Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The underlying securities are mutual funds that are fair valued using the reported net asset value. The Company classifies the separate account assets valuation as Level 2 since the net asset value is calculated using market observable data and the mutual funds are restricted to variable annuity policyholders.

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The table below summarizes the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value for the year ended December 31, 2009:

Change in
unrealized
gains/
(losses)
				Activity			in earnings
				during the			attributable
				period			to assets
		Net investment gain/(loss)		(Purchases			still held
		In earnings		issuances,	Transfers		at the
	Beginning	(realized and	Unrealized	sales and	in/(out) of	Ending	reporting
	balance	unrealized)[1]	in OCI[2]	settlements)	level 3	balance	date
Liabilities:
GMAB/GMWB embedded derivative	$386	141	—	—	—	245	141

Total liabilities	$386	141	—	—	—	245	141

[1]	Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts, and derivative settlement activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive income include changes in market value of certain instruments.
(Continued)

28

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The table below summarizes the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value for the year ended December 31, 2008:

Change in
unrealized
gains/
(losses)
				Activity			in earnings
				during the			attributable
				period			to assets
		Net investment gain/(loss)		(Purchases			still held
		In earnings		issuances,	Transfers		at the
	Beginning	(realized and	Unrealized	sales and	in/(out) of	Ending	reporting
	balance	unrealized)[1]	in OCI[2]	settlements)	level 3	balance	date
Liabilities:
GMAB/GMWB embedded derivative	$47	(339)	—	—	—	386	(339)

Total liabilities	$47	(339)	—	—	—	386	(339)

[1]	Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts, and derivative settlement activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive income include changes in market value of certain instruments.
Level 3 Asset Transfers

The Company will review its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. As of December 31, 2009, there were no net transfers to or from Level 3.

Financial Instruments Not Carried at Fair Value

FASB ASC 825, Financial Instruments, requires additional disclosure of the fair value information about existing on- and off-balance sheet financial instruments. ASC 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment
(Continued)

29

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC 825 disclosure that have not been presented at fair value in the ASC 820 tables above are presented in the table below as follows:

	As of December 31, 2009		As of December 31, 2008
	Carrying	Estimated	Carrying	Estimated
	value	fair value	value	fair value
Liabilities
Investment contracts	$30,932	29,710	11,333	10,926
Reinsurable payables	73,517	73,517	32,242	32,242
In estimating the fair value for financial instruments, the Company used the following methods and assumptions:

Investment contracts — The fair value for the Company’s liabilities under investment type contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company.

Reinsurance payables — The carrying amount reported in the balance sheets for these instruments approximates their fair value.
(Continued)

30

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
(6)	Investments

Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

	Investment income
	2009	2008	2007
Gross investment income:
Fixed maturity available-for-sale securities	$1,494	1,084	1,038
Fixed maturity trading securities	381	169	215
Short-term investments	5	36	99

Total gross investment income	1,880	1,289	1,352
Investment income due to reinsurers	(631)	(192)	(180)
Investment expenses	(38)	(12)	(7)

Net investment income	$1,211	1,085	1,165

	Realized gains (losses) on investments
	2009	2008	2007
Gross realized (losses) gains on investments
Securities available-for-sale:
Fixed maturity securities	$(140)	(442)	212
Equity securities	(15)	(54)	5
Fixed maturity trading securities	51	(421)	—

Net realized (losses) gains on investments	$(104)	(917)	217

Realized losses on investments, as shown in the table above, include write-downs for OTI of $72, $814 and $0 for the years ended December 31, 2009, 2008 and 2007, respectively. As of December 31, 2009, fixed maturity securities with a carrying value of $182, which had a cumulative write-down of $72 due to OTI, remained in the Company’s investment portfolio.

The total other-than-temporary impairment losses by asset type for the year ended December 31, 2009:
(Continued)

31

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	Total	Recognized in	Recognized in
	OTI	OCI	earnings
Fixed maturity securities:
Corporate securities	$72	—	72

The total other-than-temporary impairment losses by asset type for the years ended December 31:

	2008	2007
Fixed maturity securities:
Corporate securities	$814	—

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary impairment losses on fixed maturity securities held as of December 31, 2009 that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

Cumulative credit loss as of January 1, 2009	$814
New credit losses	72

Subtotal	886

Less:
Losses related to securities included in the fiscal year 2009 beginning balance sold or paid down during the period	814

Cumulative credit loss as of December 31, 2009	$72

(Continued)

32

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The amortized cost and estimated fair value of fixed maturity securities available-for-sale and trading were as follows:

	December 31, 2009
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,701	105	—	1,806
Obligations of states and political subdivisions	302	6	—	308
Corporate securities	21,731	1,178	(69)	22,840
Mortgage-backed securities	9,627	163	(611)	9,179

Total fixed maturity securities	$33,361	1,452	(680)	34,133

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$302	6	—	308
Corporate securities	10,925	506	(47)	11,384
Mortgage-backed securities	1,705	8	(2)	1,711

Total fixed maturity securities	$12,932	520	(49)	13,403

(Continued)

33

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	December 31, 2008
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,702	180	—	1,882
Debt securities issued by foreign governments	252	—	(2)	250
Corporate securities	14,808	247	(1,477)	13,578
Mortgage-backed securities	4,090	—	(712)	3,378

Total fixed maturity securities	$20,852	427	(2,191)	19,088

Trading securities:
Fixed maturity corporate securities	$3,058	72	(280)	2,850

The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of December 31:

	2009	2008
Net unrealized gains (losses) before taxes	$772	(1,764)
Deferred federal income taxes	(271)	618

Net unrealized gains (losses)	$501	(1,146)

An analysis of the change in net unrealized gains (losses), before taxes, on securities available-for-sale is as follows for the years ended December 31:

	2009	2008	2007
Fixed maturity available-for-sale securities	$2,536	(1,456)	(436)

The amortized cost and estimated fair value of fixed maturity securities available-for-sale and trading as of December 31, 2009, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2009.

34

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)

	Fixed maturity securities
	Available-for-sale		Trading
	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value
Due in one year or less	$601	599	7,023	7,265
Due after one year through five years	15,811	16,286	5,427	5,639
Due after five years through ten years	15,219	15,703	482	499
Due after ten years	1,730	1,545	—	—

	$33,361	34,133	12,932	13,403

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at:

	December 31, 2009
	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	fair value	losses	fair value	losses	fair value	losses
Obligations of states and political subdivisions	$299	—	—	—	299	—
Corporate bonds	2,517	(34)	1,601	(82)	4,118	(116)
Mortgage-backed securities	2,601	(17)	2,381	(596)	4,982	(613)

Total	$5,417	(51)	3,982	(678)	9,399	(729)

	December 31, 2008
	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	fair value	losses	fair value	losses	fair value	losses
Foreign government securities	$250	(2)	—	—	250	(2)
Corporate bonds	7,138	(878)	1,663	(879)	8,801	(1,757)
Mortgage-backed securities	958	(39)	2,420	(673)	3,378	(712)

Total	$8,346	(919)	4,083	(1,552)	12,429	(2,471)

In accordance with the Company’s Valuation of Investments, Related Gains and Losses, and Investment Income policy described in note 2(a), the Company regularly reviews its investment holdings for other-than-temporary impairments. The Company has concluded securities in an unrealized loss position as of December 31, 2009 and 2008 were not other-than-temporarily impaired due to the Company’s ability and intent to hold the investments for a reasonable period of time sufficient for recovery of fair value or amortized cost. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.
(Continued)

35

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The tables below summarize the fixed maturity securities with unrealized losses as of December 31:

	2009
	Amortized	Fair	Unrealized
Fair value to amortized cost ratio	cost	value	losses
90%-99%	$7,660	7,504	(156)
80%-89%	1,731	1,432	(299)
Below 80%	737	463	(274)

Total	$10,128	9,399	(729)

	2008
	Amortized	Fair	Unrealized
Fair value to amortized cost ratio	cost	value	losses
90%-99%	$6,502	6,181	(321)
80%-89%	2,942	2,530	(412)
Below 80%	5,456	3,718	(1,738)

Total	$14,900	12,429	(2,471)

For fixed maturity securities, the following table summarizes the Company’s unrealized losses based on the length of time the securities have been in an unrealized loss position as of December 31:

	2009				2008
				%				%
		Fair	Unrealized	Investment		Fair	Unrealized	Investment
	# of Issues	Value	Losses	Grade[1]	# of Issues	Value	Losses	Grade[1]
Less than 12 months	30	5,417	(51)	100.0	30	$8,346	$(919)	96.7
12 months or longer	19	3,982	(678)	52.6	18	4,083	(1,552)	66.7

Total	49	$9,399	$(729)		48	$12,429	$(2,471)

[1]	rated AAA through BBB-
The following table summarizes fixed maturity securities with a fair value to amortized cost ratio less than 80% for six consecutive months or longer. These securities are considered potentially distressed and are subject to rigorous ongoing review as of December 31:

	2009			2008
		Fair	Unrealized		Fair	Unrealized
	# of Issues	Value	Losses	# of Issues	Value	Losses
Less than 6 consecutive months	—	$—	$—	11	$2,740	$(974)
6 consecutive months or longer	3	463	(274)	5	978	(764)

Total	3	$463	$(274)	16	$3,718	$(1,738)

(Continued)

36

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
Proceeds from the sale of securities available-for-sale and trading (excluding calls) during 2009, 2008 and 2007 were $2,583, $4,869 and $3,417, respectively. Gross realized gains of $50 ($0 in 2008 and $172 in 2007) and gross losses of $119 ($25 in 2008 and $2 in 2007) were realized on those sales.

Investments with a fair value of $1,711 and $1,892 as of December 31, 2009 and 2008, respectively, were on deposit with various regulatory agencies as required by law.
(7)	Future Policy Benefits and Claims

The liability for future policy benefits for investment contracts (approximately 89% and 71% of the total liability for future policy benefits as of December 31, 2009 and 2008, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 2.7%, 2.8% and 3.4% for the years ended December 31, 2009, 2008 and 2007, respectively.

The liability for future policy benefits for traditional life products is based on mortality and interest rate assumptions without consideration for withdrawals. The assumptions used are the 1980 CSO mortality table with 4% to 6% interest, and 1958 CSO mortality table with 3% to 4.5% interest.
(8)	Income Tax

The provision for income taxes is as follows:

	2009	2008	2007
Deferred income tax benefit	$(1,487)	(685)	(64)

The following is the reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the total income tax expense provision reported in the financial statements for the years ended December 31, 2009, 2008 and 2007:

	2009	2008	2007
Pre-tax income times U.S. enacted tax rate	$(68)	(633)	(10)
Tax-preferred investment income	(216)	(52)	(52)
Change in valuation allowance	(1,201)	—	—
Other, net	(2)	—	(2)

Income tax benefit	$(1,487)	(685)	(64)

Effective tax rate	770.4%	37.9%	228.6%
The Internal Revenue Service (IRS) completed the review of the 2003 refund claim and tax return years 2004 through 2007. The Company is appealing the only issue raised, bad debt deductions, in the report. The Company believes the IRS has not considered all the relevant facts and circumstances and expects the Company’s position to be sustained. Thus no reduction of tax benefits has been recorded pursuant to the Company’s ASC 740 analysis. In August, 2007, the IRS issued Revenue Ruling 2007-54 which would
(Continued)

37

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
have substantially changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction (DRD) on separate account assets held in connection with variable annuity and life contracts. However, the ruling was suspended by Revenue Ruling 2007-61 which also announced the IRS’s intention to issue regulations with respect to certain computational aspects of the DRD. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, prospective application is not guaranteed. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. During 2009, 2008 and 2007 the Company recognized an income tax benefit of $216, $52 and $52, respectively, related to the separate account DRD and is reflected as a component of tax-preferred investment income in the rate reconciliation above.

The Company’s policy for recording interest and penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes. No interest or additions to tax relating to the IRS review has been recorded.

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2009	2008
Deferred tax assets:
Future policy benefits	$4,223	2,176
Net operating loss carryforward	877	2,080
Capital loss carryforward	301	—
Funds withheld-modco reinsurance	25,152	10,883
Fixed maturity securities available-for-sale	—	957
Other	74	—

Total gross deferred tax assets	30,627	16,096
Valuation allowance on deferred tax assets	—	(1,201)

Net deferred tax assets	30,627	14,895

Deferred tax liabilities:
Fixed maturity securities available-for-sale	439	—
Deferred policy acquisition costs	949	606
Reinsurance recoverable	27,127	12,757
Other	—	19

Total gross deferred tax liabilities	28,515	13,382

Net deferred tax asset	$2,112	1,513

In accessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of
(Continued)

38

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

On March 31, 2007, additional stock shares of the Company were obtained by ONLIC thereby increasing its ownership to greater than 80% and NSLAC became affiliated. Under Treasury regulations, the Company must wait five full years before joining life/nonlife consolidated federal income tax return on January 1, 2013. All losses incurred after March 31, 2007, must be carried forward. The Company believes these net operating losses of $2,562 will be utilized before they expire in 2023 and net capital losses of $861 will be utilized by 2013 and 2014. The Company had enough 2009 taxable income to absorb all net operating loss carryforwards of $3,432 incurred through March 31, 2007. The change in the valuation allowance for the periods ending December 31, 2009, 2008 and 2007 was $(1,201), $0 and $(51), respectively.
(9)	Regulatory Risk-Based Capital and Dividend Restrictions

As of December 31, 2009, NSLAC exceeded the minimum risk-based capital requirements as established by the NAIC.

The Company did not pay any dividends in 2009, 2008 or 2007. The Company cannot pay any dividends in 2010 without prior approval by the Department.
(10)	Contingencies

The Company is currently not a defendant in litigation arising in and out of the normal course of business.
(11)	Reinsurance

The Company has entered into reinsurance transactions with other insurance companies. Reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. The Company ceded 100% of the gross earned life premiums during 2009, 2008 and 2007, as this business is in run-off.

The Company has entered into a 50% modified coinsurance agreement with ONLIC, to facilitate the sale of variable annuity products. As these are deposit type products, there is no impact on reported premiums. Modified coinsurance on a funds withheld basis is subject to the parameters of ASC 815. ASC 815 requires the bifurcation and valuation of the embedded derivative associated with a funds withheld contract. The change in the value of this derivative is shown on the face of the statements of operations, in the change in value of reinsurance derivatives. The Company recorded a liability of $471 at December 31, 2009 and an asset of $208 related to this agreement as of December 31, 2008. The liability is shown on the face of the balance sheet in the other liabilities section and the asset is shown in the reinsurance
(Continued)

39

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
recoverables category of the assets section. The modified coinsurance receivable is equal to the change in policyholder account value less the interest earned on the assets withheld. Under modified coinsurance with funds withheld, the Company retains and invests all of the associated assets and provides monthly settlements with its reinsurers based on all income, benefit and expense items.

Effective July 1, 2007, the Company entered into a 100% coinsurance agreement with ONLIC to reinsure the GMIB, GMAB, and GMWB guaranteed benefit riders (see note 1). Prior to July 1, 2007, the GMIB, GMAB, and GMWB guaranteed benefit riders were reinsured with either ONLIC or a nonaffiliated reinsurer. As of December 31, 2009 and 2008, ceded guaranteed benefit reserves were $402 and $581, respectively.

Amounts in the accompanying financial statements for life ceded business as of and for the years ended December 31 are as follows:

	2009	2008	2007
Premiums	$2,015	2,440	2,782
Benefits incurred	3,026	3,104	4,732
Commission and expense allowances	81	125	124
Reinsurance recoverable:
Reserves for future policy benefits	3,673	3,747	4,114
Benefits payable	47	161	266
Paid losses and expense allowances due	—	385	1,172
At December 31, 2009 and 2008, $3,641 and $3,703, respectively, of the Company’s reinsurance recoverable on life reserves and benefits payable was retroceded to one unaffiliated reinsurer.
(12)	Goodwill and Other Intangible Assets

The following table illustrates the carrying value of intangible assets and goodwill as of December 31:

	2009	2008
Unamortized intangible assets, insurance licenses	$195	195
Goodwill	560	560

Total	$755	755

The Company’s only intangible asset is related to insurance licenses acquired with the purchase of the Company. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. As this license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.
(Continued)

40

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of the Ohio National Life Insurance Company)
Notes to Financial Statements
December 31, 2009, 2008 and 2007
(Dollars in thousands)
The goodwill asset is also entirely attributable to the original purchase of the Company. Based upon impairment testing for the years ended December 31, 2009, 2008 and 2007 no impairment was deemed necessary.
(13)	Related Party Transactions

As discussed below, the Company has service contracts with affiliated companies whereby the Company is billed for services, office space, equipment and materials necessary to the operation of the Company’s business. Billings are determined by ONLIC, based upon multiple bases (head counts, salaries, number of policies, policy face amounts, field compensation, time, age, sex, assets, account balances, transaction counts, etc.) and management believes these bases are reasonable for determining the expense charges. There is no assurance that these costs would be similar if the Company had to obtain such services, office space, equipment and materials on its own.

NSLAC has separate administrative service agreements with ONLIC and SML, an investment management agreement with Ohio National Investments, Inc. (ONII), an affiliate, and an underwriting agreement with Ohio National Equities, Inc. (ONEQ), an affiliate. The terms of these agreements call for periodic cash settlements. ONLIC has settled its cash obligations with NSLAC as of December 31, 2009 and 2008. The amounts that NSLAC owed to ONLIC, SML, ONII and ONEQ as of December 31 were as follows, which are shown on the face of the balance sheet:

	2009	2008
ONLIC	$40	38
SML	6	6
ONII	—	1
ONEQ	51	59

Total service charges owed	$97	104

Charges for all services from ONLIC, SML, ONII and ONEQ for the years ended December 31 were as follows:

	2009	2008	2007
ONLIC	$462	471	905
SML	13	16	39
ONII	30	14	7
ONEQ	622	628	272

Total service charges incurred	$1,127	1,129	1,223

41

Schedule I
NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)
Summary of Investments – Other Than Investments in Related Parties
December 31, 2009
(Dollars in thousands)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	$1,701	1,806	1,806
Obligations of states and political subdivisions	302	308	308
Corporate securities	21,731	22,840	22,840
Mortgage-backed securities	9,627	9,179	9,179

Total fixed maturity available-for-sale securities	33,361	34,133	34,133

Fixed maturity trading securities:
Bonds:
Obligations of states and political subdivisions	302	308	308
Corporate securities	10,925	11,384	11,384
Mortgage-backed securities	1,705	1,711	1,711

Total fixed maturity trading securities	12,932	13,403	13,403

Other long-term investments	44		44

Total investments	$46,337		47,580

See accompanying report of independent registered public accounting firm.

42

Schedule III
NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)
Supplementary Insurance Information
Years ended December 31, 2009, 2008 and 2007
(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
		Future policy
	Deferred	benefits,		Other policy
	policy	losses,		claims and
	acquisition	claims, and	Unearned	benefits	Premium
Year segment	costs	loss expenses	premiums[1]	payable[1]	revenue
2009 total	$3,758	38,848			—
2008 total	2,290	15,822			—
2007 total	1,680	12,224			—

Column A	Column G	Column H	Column I	Column J	Column K
		Benefits,	Amortization
		claims, losses	of deferred
	Net	and	policy	Other
	investment	settlement	acquisition	operating	Premiums
Year segment	income	expenses	costs	expenses	written[2]
2009 total	$1,211	229	361	1,108
2008 total	1,085	772	90	1,446
2007 total	1,165	248	70	1,303

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]	Not applicable for life insurance companies.
See accompanying report of independent registered public accounting firm.

43

Schedule IV
NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(A Majority Owned Subsidiary of The Ohio National Life Insurance Company)
Reinsurance
Years ended December 31, 2009, 2008 and 2007
(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net
2009:
Life insurance in force	$1,433	120,083	118,936	286	—%
Premiums:
Life insurance	—	2,005	2,005	—	—%

2008:
Life insurance in force	$1,579	150,563	149,300	316	—%
Premiums:
Life insurance	—	2,430	2,430	—	—%

2007:
Life insurance in force	$1,580	170,291	169,026	315	—%
Premiums:
Life insurance	—	2,770	2,770	—	—%
See accompanying report of independent registered public accounting firm.

44

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2009

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Ohio National Fund, Inc.:
Equity Subaccount 94,608 Shares (Cost $2,340,753)	$1,732,281	$1,732,281
Money Market Subaccount 236,274 Shares (Cost $2,362,735)	2,362,735	2,362,735
Bond Subaccount 108,600 Shares (Cost $1,231,953)	1,330,346	1,330,346
Omni Subaccount 7,441 Shares (Cost $105,312)	107,303	107,303
International Subaccount 338,395 Shares (Cost $3,731,606)	3,536,230	3,536,230
Capital Appreciation Subaccount 77,909 Shares (Cost $1,352,834)	1,359,509	1,359,509
Millennium Subaccount 73,831 Shares (Cost $1,151,042)	1,288,349	1,288,349
International Small-Mid Company Subaccount 11,226 Shares (Cost $221,874)	217,894	217,894
Aggressive Growth Subaccount 27,699 Shares (Cost $213,380)	205,800	205,800
Small Cap Growth Subaccount 13,983 Shares (Cost $134,409)	138,293	138,293
Mid Cap Opportunity Subaccount 26,865 Shares (Cost $417,074)	413,983	413,983
S&P 500 Index Subaccount 52,121 Shares (Cost $642,014)	609,289	609,289
Strategic Value Subaccount 11,526 Shares (Cost $90,592)	99,587	99,587
High Income Bond Subaccount 148,663 Shares (Cost $1,365,969)	1,604,077	1,604,077
Capital Growth Subaccount 2,828 Shares (Cost $56,127)	57,378	57,378
Nasdaq-100 Index Subaccount 98,046 Shares (Cost $437,981)	468,659	468,659
Bristol Subaccount 199,003 Shares (Cost $2,178,289)	2,212,919	2,212,919
Bryton Growth Subaccount 167,165 Shares (Cost $1,737,320)	1,828,784	1,828,784
U.S. Equity Subaccount 67,451 Shares (Cost $824,462)	617,852	617,852

The accompanying notes are an integral part of these financial statements.

3

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2009

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)
Ohio National Fund, Inc.: (continued)
Balanced Subaccount 1,103 Shares (Cost $14,326)	$14,483	$14,483
Income Opportunity Subaccount 1,703 Shares (Cost $17,534)	19,054	19,054
Target VIP Subaccount 19,307 Shares (Cost $181,481)	149,052	149,052
Target Equity/Income Subaccount 139,299 Shares (Cost $1,550,549)	984,847	984,847
Bristol Growth Subaccount 8,270 Shares (Cost $70,241)	72,366	72,366

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 1,644 Shares (Cost $30,723)	24,675	24,675

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount 55,383 Shares (Cost $558,618)	545,522	545,522
U.S. Real Estate Subaccount 269,438 Shares (Cost $3,117,193)	2,724,019	2,724,019
International Growth Equity Subaccount 495,349 Shares (Cost $3,959,559)	4,170,836	4,170,836
Capital Growth Subaccount 17,881 Shares (Cost $267,289)	297,354	297,354

Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount 541,479 Shares (Cost $6,261,432)	5,024,925	5,024,925
Structured U.S. Equity Subaccount 75,795 Shares (Cost $924,253)	720,053	720,053
Capital Growth Subaccount 17,754 Shares (Cost $192,832)	193,343	193,343

Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount 185,593 Shares (Cost $3,363,111)	3,568,946	3,568,946
U.S. Small-Mid Cap Equity Subaccount (b) 178,738 Shares (Cost $1,445,740)	1,730,186	1,730,186
U.S. Strategic Equity Subaccount 21,823 Shares (Cost $200,222)	178,729	178,729
International Equity Subaccount 527,689 Shares (Cost $5,236,464)	5,150,243	5,150,243

The accompanying notes are an integral part of these financial statements.

4

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2009

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount 236,025 Shares (Cost $2,989,736)	$3,365,722	$3,365,722
Jennison Subaccount 2,649 Shares (Cost $46,354)	54,457	54,457

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 88,591 Shares (Cost $2,285,894)	2,223,645	2,223,645
VIP Contrafund Subaccount 177,366 Shares (Cost $4,059,835)	3,598,756	3,598,756
VIP Growth Subaccount 3,592 Shares (Cost $131,586)	106,873	106,873
VIP Equity-Income Subaccount 77,943 Shares (Cost $1,764,943)	1,291,509	1,291,509
VIP Real Estate Subaccount 4,486 Shares (Cost $37,614)	48,625	48,625

Janus Aspen Series — Service Shares:
Janus Subaccount (a) 28,625 Shares (Cost $533,750)	604,277	604,277
Worldwide Subaccount (a) 1,276 Shares (Cost $35,365)	33,086	33,086
Balanced Subaccount 21,294 Shares (Cost $556,102)	594,754	594,754
Overseas Subaccount (a) 81,302 Shares (Cost $3,497,189)	3,665,082	3,665,082

J.P. Morgan Insurance Trust — Class I (note 3):
Small Cap Core Subaccount 21,069 Shares (Cost $198,109)	247,768	247,768
Mid Cap Value Subaccount 362,383 Shares (Cost $1,575,877)	2,018,474	2,018,474

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 7,331 Shares (Cost $90,538)	95,669	95,669
Investors Growth Stock Subaccount 5,533 Shares (Cost $48,154)	53,228	53,228
Mid Cap Growth Subaccount 59,796 Shares (Cost $348,626)	270,276	270,276
Total Return Subaccount 30,729 Shares (Cost $502,422)	531,002	531,002

The accompanying notes are an integral part of these financial statements.

5

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2009

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 299,245 Shares (Cost $3,717,190)	$3,722,611	$3,722,611
Total Return Subaccount 1,279,268 Shares (Cost $13,737,996)	13,841,683	13,841,683
Global Bond Subaccount 279,618 Shares (Cost $3,637,497)	3,556,747	3,556,747
CommodityRealReturn Strategy Subaccount 144,186 Shares (Cost $1,209,216)	1,239,997	1,239,997

Royce Capital Fund:
Micro-Cap Subaccount 111,327 Shares (Cost $1,047,055)	1,060,942	1,060,942
Small-Cap Subaccount 358,526 Shares (Cost $2,999,760)	3,112,003	3,112,003

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount 11,507 Shares (Cost $396,734)	359,123	359,123

Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount 56,308 Shares (Cost $944,516)	757,348	757,348
Franklin Flex Cap Growth Securities Subaccount 151,530 Shares (Cost $1,757,537)	1,656,227	1,656,227
Franklin Income Securities Subaccount 61,917 Shares (Cost $975,657)	874,268	874,268

Legg Mason Partners Variable Equity Trust — Class I:
Legg Mason ClearBridge Variable Fundamental Value Subaccount (c) 5,744 Shares (Cost $124,255)	98,518	98,518
Legg Mason ClearBridge Variable Equity Income Builder Subaccount (c) 10,330 Shares (Cost $85,535)	95,755	95,755
Legg Mason ClearBridge Variable Investors Subaccount (c) 325 Shares (Cost $4,201)	4,031	4,031

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 76,028 Shares (Cost $1,032,443)	1,004,324	1,004,324

ALPS Variable Insurance Trust — Class II:
AVS Listed Private Equity Subaccount 19,947 Shares (Cost $99,992)	104,324	104,324

The accompanying notes are an integral part of these financial statements.

6

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2009

	Assets	Contract owners’ equity
		Contracts in
	Investments at	accumulation period
	fair value	(note 6)

Federated Insurance Series — Service Shares:
Kaufmann Fund II Subaccount 14,708 Shares (Cost $153,545)	$184,001	$184,001

Goldman Sachs Variable Insurance Trust — Service Shares:
Growth and Income Subaccount 642,494 Shares (Cost $5,488,508)	5,962,349	5,962,349
Structured U.S. Equity Subaccount 5,325 Shares (Cost $51,053)	50,639	50,639
Capital Growth Subaccount 10,065 Shares (Cost $105,538)	109,511	109,511

Franklin Templeton Variable Insurance Products Trust — Class 4:
Templeton Foreign Securities Subaccount 32,848 Shares (Cost $424,587)	446,404	446,404
Franklin Flex Cap Growth Securities Subaccount 395,389 Shares (Cost $3,760,123)	4,301,834	4,301,834
Franklin Income Securities Subaccount 71,964 Shares (Cost $936,818)	1,031,244	1,031,244
Franklin Templeton VIP Founding Funds Allocation Subaccount 43,684 Shares (Cost $297,923)	311,900	311,900

Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount 278,762 Shares (Cost $2,401,829)	2,571,666	2,571,666
VIP Global Natural Resources Subaccount 158,148 Shares (Cost $787,325)	909,021	909,021
VIP Science and Technology Subaccount 11,900 Shares (Cost $170,413)	182,024	182,024

Totals	$112,111,598	$112,111,598

(a)	Name change was effective May 1, 2009:
Janus subaccount formerly known as Large Cap Growth.
Worldwide subaccount formerly known as Worldwide Growth.
Overseas subaccount formerly known as International Growth.

(b)	Name change was effective June 1, 2009:
U.S. Small-Mid Cap Equity subaccount formerly known as U.S. Small Cap Equity

(c)	Name change was effective November 2, 2009:
Legg Mason ClearBridge Variable Fundamental Value Subaccount formerly known as Fundamental Value
Legg Mason ClearBridge Variable Equity Income Builder Subaccount formerly known as Capital and Income
Legg Mason ClearBridge Variable Investors Subaccount formerly known as Investors

The accompanying notes are an integral part of these financial statements.

7

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2009

	Ohio National Fund, Inc.
								International
		Money				Capital		Small-Mid
	Equity	Market	Bond	Omni	International	Appreciation	Millennium	Company
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$3,612	$0	$0	$1,850	$0	$14,759	$0	$0
Risk and administrative expense (note 2)	(20,479)	(37,247)	(13,998)	(558)	(41,996)	(15,913)	(6,673)	(1,584)

Net investment activity	(16,867)	(37,247)	(13,998)	1,292	(41,996)	(1,154)	(6,673)	(1,584)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(169,508)	112	(3,982)	(437)	(169,747)	(81,697)	3,280	(13,071)
Unrealized gain (loss)	679,008	0	187,148	8,348	1,214,798	470,672	154,602	57,131

Net gain (loss) on investments	509,500	112	183,166	7,911	1,045,051	388,975	157,882	44,060

Net increase (decrease) in contract owners’ equity from operations	$492,633	$(37,135)	$169,168	$9,203	$1,003,055	$387,821	$151,209	$42,476

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P 500	Strategic	High Income	Capital	Nasdaq-100
	Growth	Growth	Opportunity	Index	Value	Bond	Growth	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$0	$0	$0	$7,611	$2,823	$0	$0	$0
Risk and administrative expense (note 2)	(1,543)	(973)	(7,634)	(5,081)	(641)	(12,562)	(731)	(5,506)

Net investment activity	(1,543)	(973)	(7,634)	2,530	2,182	(12,562)	(731)	(5,506)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,095)	(242)	(238,349)	(79,381)	662	11,679	(34,771)	(23,491)
Unrealized gain (loss)	40,612	30,919	408,488	173,129	9,442	339,895	40,970	218,244

Net gain (loss) on investments	39,517	30,677	170,139	93,748	10,104	351,574	6,199	194,753

Net increase (decrease) in contract owners’ equity from operations	$37,974	$29,704	$162,505	$96,278	$12,286	$339,012	$5,468	$189,247

The accompanying notes are an integral part of these financial statements.

8

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2008

	Ohio National Fund, Inc.
							Target
		Bryton			Income	Target	Equity/	Bristol
	Bristol	Growth	U.S. Equity	Balanced	Opportunity	VIP	Income	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$11,674	$0	$4,119	$291	$0	$1,837	$18,095	$0
Risk and administrative expense (note 2)	(19,971)	(15,230)	(7,357)	(49)	(270)	(1,590)	(12,427)	(121)

Net investment activity	(8,297)	(15,230)	(3,238)	242	(270)	247	5,668	(121)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(45,251)	(30,256)	(8,829)	432	1,071	(6,256)	(126,128)	3
Unrealized gain (loss)	493,807	405,271	96,507	157	3,020	26,287	208,389	2,124

Net gain (loss) on investments	448,556	375,015	87,678	589	4,091	20,031	82,261	2,127

Net increase (decrease) in contract owners’ equity from operations	$440,259	$359,785	$84,440	$831	$3,821	$20,278	$87,929	$2,006

	Wells Fargo
	Advantage
	Variable Trust	Van Kampen Universal				Goldman Sachs Variable Insurance
	Funds	Institutional Funds — Class II				Trust — Institutional Shares
		Core Plus	U.S. Real	International	Capital	Growth and	Structured	Capital
	Opportunity	Fixed Income	Estate	Growth Equity	Growth	Income	U.S. Equity	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$0	$38,923	$55,469	$18,949	$0	$80,132	$13,139	$771
Risk and administrative expense (note 2)	(282)	(13,112)	(24,333)	(33,674)	(1,166)	(52,852)	(8,460)	(2,173)

Net investment activity	(282)	25,811	31,136	(14,725)	(1,166)	27,280	4,679	(1,402)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(246)	(27,935)	(267,835)	(165,144)	(4,532)	(230,319)	(36,200)	(2,998)
Unrealized gain (loss)	8,289	78,136	946,958	1,070,364	53,066	927,147	148,060	63,458

Net gain (loss) on investments	8,043	50,201	679,123	905,220	48,534	696,828	111,860	60,460

Net increase (decrease) in contract owners’ equity from operations	$7,761	$76,012	$710,259	$890,495	$47,368	$724,108	$116,539	$59,058

The accompanying notes are an integral part of these financial statements.

9

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2009

					The Prudential Series
	Lazard Retirement Series, Inc.				Fund, Inc.
	Emerging	U.S.	U.S.
	Markets	Small-Mid	Strategic	International	Jennison
	Equity	Cap Equity	Equity	Equity	20/20 Focus	Jennison
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$82,244	$0	$1,166	$110,996	$73	$101
Risk and administrative expense (note 2)	(28,865)	(9,647)	(818)	(40,438)	(28,163)	(547)

Net investment activity	53,379	(9,647)	348	70,558	(28,090)	(446)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(163,600)	22,433	(379)	(138,013)	(116,955)	(98)
Unrealized gain (loss)	1,200,346	371,676	20,970	820,485	1,104,911	15,415

Net gain (loss) on investments	1,036,746	394,109	20,591	682,472	987,956	15,317

Net increase (decrease) in contract owners’ equity from operations	$1,090,125	$384,462	$20,939	$753,030	$959,866	$14,871

	UBS Series
	Trust — Class I	Fidelity Variable Insurance Products Fund — Service Class 2
					VIP	VIP
	U.S.	VIP	VIP	VIP	Equity -	Real
	Allocation	Mid Cap	Contrafund	Growth	Income	Estate
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$512	$8,623	$35,661	$187	$23,240	$981
Risk and administrative expense (note 2)	(49)	(24,181)	(37,040)	(1,230)	(14,390)	(494)

Net investment activity	463	(15,558)	(1,379)	(1,043)	8,850	487

Reinvested capital gains	0	9,959	875	83	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(3,736)	(173,316)	(286,187)	(1,804)	(96,708)	3,892
Unrealized gain (loss)	2,971	805,203	1,157,346	25,692	378,957	8,497

Net gain (loss) on investments	(765)	631,887	871,159	23,888	282,249	12,389

Net increase (decrease) in contract owners’ equity from operations	$(302)	$626,288	$870,655	$22,928	$291,099	$12,876

The accompanying notes are an integral part of these financial statements.

10

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2008

					J.P. Morgan Series		J.P. Morgan Insurance
	Janus Aspen Series — Service Shares				Trust II (note 3)		Trust — Class I (note 3)
					Small	Mid Cap	Small Cap	Mid Cap
	Janus	Worldwide	Balanced	Overseas	Company	Value	Core	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$1,954	$350	$8,047	$12,361	$566	$36,621	$544	$0
Risk and administrative expense (note 2)	(5,543)	(418)	(3,213)	(39,682)	(392)	(5,977)	(1,938)	(16,839)

Net investment activity	(3,589)	(68)	4,834	(27,321)	174	30,644	(1,394)	(16,839)

Reinvested capital gains	0	0	3,636	86,691	1,719	3,315	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(383)	(6,302)	2,220	(229,493)	(76,331)	(862,934)	1,317	15,961
Unrealized gain (loss)	156,851	14,998	48,273	1,813,086	68,353	780,885	49,660	442,597

Net gain (loss) on investments	156,468	8,696	50,493	1,583,593	(7,978)	(82,049)	50,977	458,558

Net increase (decrease) in contract owners’ equity from operations	$152,879	$8,628	$58,963	$1,642,963	$(6,085)	$(48,090)	$49,583	$441,719

	MFS Variable Insurance				PIMCO Variable Insurance
	Trust — Service Class				Trust — Administrative Shares
								Commodity
	New	Investors	Mid Cap	Total	Real	Total	Global	RealReturn
	Discovery	Growth Stock	Growth	Return	Return	Return	Bond	Strategy
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$0	$195	$0	$7,239	$73,954	$375,064	$55,814	$46,525
Risk and administrative expense (note 2)	(239)	(612)	(2,720)	(5,053)	(32,677)	(99,557)	(23,162)	(5,909)

Net investment activity	(239)	(417)	(2,720)	2,186	41,277	275,507	32,652	40,616

Reinvested capital gains	0	0	0	0	135,176	394,833	286,169	99,551

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,771	(100)	(18,839)	(21,052)	(4,888)	43,218	11,008	9,926
Unrealized gain (loss)	4,732	15,033	87,657	96,940	193,130	99,478	(50,820)	30,781

Net gain (loss) on investments	6,503	14,933	68,818	75,888	188,242	142,696	(39,812)	40,707

Net increase (decrease) in contract owners’ equity from operations	$6,264	$14,516	$66,098	$78,074	$364,695	$813,036	$279,009	$180,874

The accompanying notes are an integral part of these financial statements.

11

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2008

			Dreyfus
			Variable
			Investment
			Fund —	Franklin Templeton Variable
	Royce Capital Fund		Service Shares	Insurance Products Trust — Class 2
				Templeton	Franklin Flex	Franklin
				Foreign	Cap Growth	Income
	Micro-Cap	Small-Cap	Appreciation	Securities	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$0	$0	$5,539	$24,593	$0	$60,510
Risk and administrative expense (note 2)	(9,438)	(27,637)	(3,064)	(8,652)	(18,577)	(9,656)

Net investment activity	(9,438)	(27,637)	2,475	15,941	(18,577)	50,854

Reinvested capital gains	0	0	18,244	30,340	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(81,295)	(75,371)	(13,768)	(117,536)	(101,088)	(47,317)
Unrealized gain (loss)	435,901	815,020	53,381	271,008	525,344	220,650

Net gain (loss) on investments	354,606	739,649	39,613	153,472	424,256	173,333

Net increase (decrease) in contract owners’ equity from operations	$345,168	$712,012	$60,332	$199,753	$405,679	$224,187

				Neuberger	ALPS
				Berman	Variable	Federated
				Advisers	Insurance	Insurance
	Legg Mason Partners Variable			Management	Trust —	Series —
	Equity Trust — Class I			Trust — S Class	Class II	Service Shares
	Legg Mason	Legg Mason
	ClearBridge	ClearBridge	Legg Mason
	Variable	Variable	ClearBridge		AVS Listed
	Fundamental	Equity Income	Variable	AMT	Private	Kaufmann
	Value	Builder	Investors	Regency	Equity	Fund II
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$1,126	$2,537	$153	$8,283	$285	$0
Risk and administrative expense (note 2)	(991)	(717)	(119)	(16,774)	(309)	(1,588)

Net investment activity	135	1,820	34	(8,491)	(24)	(1,588)

Reinvested capital gains	0	0	0	12,056	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,477)	114	(2,656)	(477,529)	718	5,480
Unrealized gain (loss)	19,443	10,220	5,031	889,242	4,332	29,998

Net gain (loss) on investments	17,966	10,334	2,375	411,713	5,050	35,478

Net increase (decrease) in contract owners’ equity from operations	$18,101	$12,154	$2,409	$415,278	$5,026	$33,890

The accompanying notes are an integral part of these financial statements.

12

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2009

	Goldman Sachs Variable			Franklin Templeton Variable
	Insurance Trust — Service Shares			Insurance Products Trust — Class 4
							Franklin
				Templeton	Franklin Flex	Franklin	Templeton VIP
	Growth and	Structured	Capital	Foreign	Cap Growth	Income	Founding Funds
	Income	U.S. Equity	Growth	Securities	Securities	Securities	Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2009	2009	2009	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$86,536	$848	$169	$2,116	$2,179	$23,485	$6,039
Risk and administrative expense (note 2)	(35,063)	(90)	(207)	(2,023)	(27,679)	(7,392)	(1,308)

Net investment activity	51,473	758	(38)	93	(25,500)	16,093	4,731

Reinvested capital gains	0	0	0	2,424	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	33,545	0	345	855	42,725	43,790	(28)
Unrealized gain (loss)	626,858	(413)	3,973	44,113	686,767	111,666	20,612

Net gain (loss) on investments	660,403	(413)	4,318	44,968	729,492	155,456	20,584

Net increase (decrease) in contract owners’ equity from operations	$711,876	$345	$4,280	$47,485	$703,992	$171,549	$25,315

	Ivy Funds Variable Insurance
	Portfolios, Inc.
		VIP Global	VIP
	VIP Asset	Natural	Science and
	Strategy	Resources	Technology	Total
	Subaccount	Subaccount	Subaccount	Subaccounts
	2009	2009	2009	2009

Investment activity:
Reinvested dividends	$1,939	$0	$0	$1,383,409
Risk and administrative expense (note 2)	(13,841)	(4,599)	(456)	(986,159)

Net investment activity	(11,902)	(4,599)	(456)	397,250

Reinvested capital gains	52,410	0	0	1,137,481

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	8,310	17,784	846	(4,603,386)
Unrealized gain (loss)	185,336	121,696	11,611	23,420,338

Net gain (loss) on investments	193,646	139,480	12,457	18,816,952

Net increase (decrease) in contract owners’ equity from operations	$234,154	$134,881	$12,001	$20,351,683

The accompanying notes are an integral part of these financial statements.

13

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ohio National Fund, Inc.
	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(16,867)	$(12,477)	$(37,247)	$21,529	$(13,998)	$(16,897)	$1,292	$350
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(169,508)	(302,716)	112	19	(3,982)	(13,098)	(437)	242
Unrealized gain (loss)	679,008	(1,333,619)	0	0	187,148	(124,133)	8,348	(14,520)

Net increase (decrease) in contract owners’ equity from operations	492,633	(1,648,812)	(37,135)	21,548	169,168	(154,128)	9,203	(13,928)

Equity transactions:
Contract purchase payments (note 1)	3,525	398,277	624,660	274,346	246,287	71,837	67,546	0
Extra credit fund deposit (note 1)	0	1,336	0	617	0	355	0	0
Transfers (to) and from other subaccounts	(76,644)	(135,781)	(435,459)	(377,774)	100,600	(396,241)	(244)	(580)
Transfers (to) and from fixed dollar contract	2,032	92,403	(223,296)	(734,788)	14,568	(6,822)	2,814	0
Withdrawals and surrenders	(19,927)	(147,236)	(42,511)	(1,012,061)	(23,878)	(58,895)	(402)	(1,267)
Surrender charges (note 2)	(30)	(2,925)	(618)	(54,240)	(5)	(2,326)	(1)	0
Annual contract charges (note 2)	(12,664)	(12,601)	(11,963)	(20,865)	(6,233)	(6,184)	(248)	(251)
Annuity and death benefit payments	(6,723)	(11,521)	(590,445)	(32,926)	(6,162)	(15,657)	0	0

Net equity transactions	(110,431)	181,952	(679,632)	(1,957,691)	325,177	(413,933)	69,465	(2,098)

Net change in contract owners’ equity	382,202	(1,466,860)	(716,767)	(1,936,143)	494,345	(568,061)	78,668	(16,026)
Contract owners’ equity:
Beginning of period	1,350,079	2,816,939	3,079,502	5,015,645	836,001	1,404,062	28,635	44,661

End of period	$1,732,281	$1,350,079	$2,362,735	$3,079,502	$1,330,346	$836,001	$107,303	$28,635

Change in units:
Beginning units	260,763	241,983	250,401	408,605	66,480	97,271	4,482	4,725

Units purchased	19,252	127,252	210,450	131,954	30,131	21,946	8,366	92
Units redeemed	(36,156)	(108,472)	(265,775)	(290,158)	(8,142)	(52,737)	(371)	(335)

Ending units	243,859	260,763	195,076	250,401	88,469	66,480	12,477	4,482

The accompanying notes are an integral part of these financial statements.

14

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ohio National Fund, Inc.
							International Small-Mid
	International		Capital Appreciation		Millennium		Company
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(41,996)	$(55,972)	$(1,154)	$(10,004)	$(6,673)	$(1,189)	$(1,584)	$(1,769)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(169,747)	15,911	(81,697)	1,292	3,280	7,082	(13,071)	(7,857)
Unrealized gain (loss)	1,214,798	(2,333,696)	470,672	(677,028)	154,602	(37,678)	57,131	(91,471)

Net increase (decrease) in contract owners’ equity from operations	1,003,055	(2,373,757)	387,821	(685,740)	151,209	(31,785)	42,476	(101,097)

Equity transactions:
Contract purchase payments (note 1)	67,413	219,006	78,814	39,374	332,812	13,931	83,689	59,950
Extra credit fund deposit (note 1)	0	2,537	0	440	681	202	0	100
Transfers (to) and from other subaccounts	(207,861)	(317,504)	(162,240)	123,853	610,078	(60,511)	(10,625)	23,320
Transfers (to) and from fixed dollar contract	(19,294)	138,405	22,302	5,977	148,565	11,704	3,994	1,557
Withdrawals and surrenders	(68,825)	(123,205)	(38,195)	(26,225)	(8,139)	0	0	(1,227)
Surrender charges (note 2)	(53)	(5,860)	(170)	(689)	(312)	0	0	0
Annual contract charges (note 2)	(25,055)	(25,988)	(9,944)	(9,254)	(2,705)	(762)	(795)	(555)
Annuity and death benefit payments	(19,642)	(31,543)	(10,123)	(18,206)	(4,295)	0	(3,814)	(278)

Net equity transactions	(273,317)	(144,152)	(119,556)	115,270	1,076,685	(35,436)	72,449	82,867

Net change in contract owners’ equity	729,738	(2,517,909)	268,265	(570,470)	1,227,894	(67,221)	114,925	(18,230)
Contract owners’ equity:
Beginning of period	2,806,492	5,324,401	1,091,244	1,661,714	60,455	127,676	102,969	121,199

End of period	$3,536,230	$2,806,492	$1,359,509	$1,091,244	$1,288,349	$60,455	$217,894	$102,969

Change in units:
Beginning units	410,672	413,417	90,546	82,911	11,124	13,313	10,609	5,988

Units purchased	31,563	108,637	7,392	14,876	193,943	7,014	7,004	5,658
Units redeemed	(62,840)	(111,382)	(18,193)	(7,241)	(9,560)	(9,203)	(2,216)	(1,037)

Ending units	379,395	410,672	79,745	90,546	195,507	11,124	15,397	10,609

The accompanying notes are an integral part of these financial statements.

15

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ohio National Fund, Inc.
	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,543)	$(1,254)	$(973)	$(841)	$(7,634)	$(8,008)	$2,530	$2,996
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(1,095)	(1,969)	(242)	(297)	(238,349)	(19,226)	(79,381)	(4,586)
Unrealized gain (loss)	40,612	(48,444)	30,919	(40,063)	408,488	(436,325)	173,129	(222,642)

Net increase (decrease) in contract owners’ equity from operations	37,974	(51,667)	29,704	(41,201)	162,505	(463,559)	96,278	(224,232)

Equity transactions:
Contract purchase payments (note 1)	26,000	15,000	5,588	0	221,504	199,188	309,539	120,932
Extra credit fund deposit (note 1)	0	0	0	0	671	1,284	1,840	0
Transfers (to) and from other subaccounts	50,841	1,462	43,386	15,830	(720,734)	271,014	(265,689)	1,424
Transfers (to) and from fixed dollar contract	26,226	0	11,869	0	101,296	165,471	73,363	103,282
Withdrawals and surrenders	0	0	0	0	(8,131)	(9,024)	0	0
Surrender charges (note 2)	0	0	0	0	(199)	(28)	0	0
Annual contract charges (note 2)	(857)	(713)	(410)	(384)	(4,453)	(3,820)	(2,741)	(1,861)
Annuity and death benefit payments	(139)	0	0	0	(949)	(1,476)	(1,053)	0

Net equity transactions	102,071	15,749	60,433	15,446	(410,995)	622,609	115,259	223,777

Net change in contract owners’ equity	140,045	(35,918)	90,137	(25,755)	(248,490)	159,050	211,537	(455)
Contract owners’ equity:
Beginning of period	65,755	101,673	48,156	73,911	662,473	503,423	397,752	398,207

End of period	$205,800	$65,755	$138,293	$48,156	$413,983	$662,473	$609,289	$397,752

Change in units:
Beginning units	15,757	13,533	12,517	9,910	73,343	26,877	46,957	29,453

Units purchased	20,347	2,441	11,310	2,703	35,856	49,071	41,448	18,137
Units redeemed	(1,261)	(217)	(79)	(96)	(76,073)	(2,605)	(29,438)	(633)

Ending units	34,843	15,757	23,748	12,517	33,126	73,343	58,967	46,957

The accompanying notes are an integral part of these financial statements.

16

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ohio National Fund, Inc.
	Strategic Value		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,182	$322	$(12,562)	$(6,506)	$(731)	$(1,108)	$(5,506)	$(6,976)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	662	(8,633)	11,679	(5,141)	(34,771)	(462)	(23,491)	(44)
Unrealized gain (loss)	9,442	2,374	339,895	(125,758)	40,970	(41,375)	218,244	(286,872)

Net increase (decrease) in contract owners’ equity from operations	12,286	(5,937)	339,012	(137,405)	5,468	(42,945)	189,247	(293,892)

Equity transactions:
Contract purchase payments (note 1)	69,465	12,419	377,981	54,263	13,308	0	72,346	10,500
Extra credit fund deposit (note 1)	0	497	27	0	0	0	0	120
Transfers (to) and from other subaccounts	3,354	(69,833)	221,101	155,977	(62,940)	89,154	(218,668)	27,950
Transfers (to) and from fixed dollar contract	1,400	0	280,590	(108,381)	1,227	11,704	7,981	104,302
Withdrawals and surrenders	0	0	(4,871)	(31,847)	0	0	(8,720)	(4,858)
Surrender charges (note 2)	0	0	(235)	(1,647)	0	0	(2)	(162)
Annual contract charges (note 2)	(145)	(252)	(5,376)	(2,014)	(435)	(314)	(2,606)	(2,435)
Annuity and death benefit payments	0	0	(6,239)	(6,399)	(384)	(400)	(2,151)	(2,375)

Net equity transactions	74,074	(57,169)	862,978	59,952	(49,224)	100,144	(151,820)	133,042

Net change in contract owners’ equity	86,360	(63,106)	1,201,990	(77,453)	(43,756)	57,199	37,427	(160,850)
Contract owners’ equity:
Beginning of period	13,227	76,333	402,087	479,540	101,134	43,935	431,232	592,082

End of period	$99,587	$13,227	$1,604,077	$402,087	$57,378	$101,134	$468,659	$431,232

Change in units:
Beginning units	1,639	6,690	37,996	33,320	6,915	1,885	153,905	121,569

Units purchased	9,817	2,070	76,044	24,569	834	5,152	21,090	39,944
Units redeemed	(237)	(7,121)	(11,114)	(19,893)	(4,808)	(122)	(64,076)	(7,608)

Ending units	11,219	1,639	102,926	37,996	2,941	6,915	110,919	153,905

The accompanying notes are an integral part of these financial statements.

17

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ohio National Fund, Inc.
	Bristol		Bryton Growth		U.S. Equity		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(8,297)	$(4,680)	$(15,230)	$(11,800)	$(3,238)	$(4,499)	$242	$(1,100)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(45,251)	(10,764)	(30,256)	(11,491)	(8,829)	(4,610)	432	13,463
Unrealized gain (loss)	493,807	(604,473)	405,271	(403,707)	96,507	(520,048)	157	(23,301)

Net increase (decrease) in contract owners’ equity from operations	440,259	(619,917)	359,785	(426,998)	84,440	(529,157)	831	(10,938)

Equity transactions:
Contract purchase payments (note 1)	584,682	195,327	552,174	170,988	18,333	5,508	0	0
Extra credit fund deposit (note 1)	811	1,088	811	1,008	0	0	0	0
Transfers (to) and from other subaccounts	(70,161)	35,819	(67,095)	(24,527)	13,495	(108,182)	0	(126,216)
Transfers (to) and from fixed dollar contract	248,437	163,085	224,185	153,843	0	0	13,652	0
Withdrawals and surrenders	(27,285)	(39,986)	(19,350)	(32,228)	(8,000)	(57,920)	0	(12,431)
Surrender charges (note 2)	(468)	(1,906)	(466)	(1,578)	0	(58)	0	0
Annual contract charges (note 2)	(10,180)	(7,630)	(7,754)	(5,687)	(2,255)	(2,694)	0	(153)
Annuity and death benefit payments	(10,604)	(10,551)	(7,682)	(5,637)	0	0	0	0

Net equity transactions	715,232	335,246	674,823	256,182	21,573	(163,346)	13,652	(138,800)

Net change in contract owners’ equity	1,155,491	(284,671)	1,034,608	(170,816)	106,013	(692,503)	14,483	(149,738)
Contract owners’ equity:
Beginning of period	1,057,428	1,342,099	794,176	964,992	511,839	1,204,342	0	149,738

End of period	$2,212,919	$1,057,428	$1,828,784	$794,176	$617,852	$511,839	$14,483	$0

Change in units:
Beginning units	121,781	90,694	106,923	77,542	67,520	81,503	0	10,579

Units purchased	87,073	44,558	96,386	51,503	4,682	871	1,153	0
Units redeemed	(18,938)	(13,471)	(20,043)	(22,122)	(1,306)	(14,854)	0	(10,579)

Ending units	189,916	121,781	183,266	106,923	70,896	67,520	1,153	0

The accompanying notes are an integral part of these financial statements.

18

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ohio National Fund, Inc.
	Income Opportunity		Target VIP		Target Equity/Income		Bristol Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(270)	$(462)	$247	$(1,173)	$5,668	$6,896	$(121)
Reinvested capital gains	0	0	0	0	0	0	0
Realized gain (loss)	1,071	3,725	(6,256)	(1,653)	(126,128)	(25,907)	3
Unrealized gain (loss)	3,020	(8,697)	26,287	(91,659)	208,389	(830,580)	2,124

Net increase (decrease) in contract owners’ equity from operations	3,821	(5,434)	20,278	(94,485)	87,929	(849,591)	2,006

Equity transactions:
Contract purchase payments (note 1)	16,500	918	2,000	5,000	0	229,410	67,547
Extra credit fund deposit (note 1)	0	0	0	200	0	0	0
Transfers (to) and from other subaccounts	(13,785)	(46,011)	9,568	(139,971)	3,307	(19,405)	0
Transfers (to) and from fixed dollar contract	0	0	23,205	4,808	8,208	0	2,813
Withdrawals and surrenders	0	0	(7,409)	(7,167)	(87,132)	(12,502)	0
Surrender charges (note 2)	0	0	(112)	0	(782)	0	0
Annual contract charges (note 2)	0	(255)	(1,517)	(1,944)	(14,252)	(12,870)	0
Annuity and death benefit payments	0	0	(221)	(2,292)	(32,231)	(2,426)	0

Net equity transactions	2,715	(45,348)	25,514	(141,366)	(122,882)	182,207	70,360

Net change in contract owners’ equity	6,536	(50,782)	45,792	(235,851)	(34,953)	(667,384)	72,366
Contract owners’ equity:
Beginning of period	12,518	63,300	103,260	339,111	1,019,800	1,687,184	0

End of period	$19,054	$12,518	$149,052	$103,260	$984,847	$1,019,800	$72,366

Change in units:
Beginning units	1,351	5,333	15,440	28,354	158,549	142,133	0

Units purchased	1,961	85	5,618	1,670	2,000	22,075	8,519
Units redeemed	(1,470)	(4,067)	(1,451)	(14,584)	(22,370)	(5,659)	0

Ending units	1,842	1,351	19,607	15,440	138,179	158,549	8,519

The accompanying notes are an integral part of these financial statements.

19

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Wells Fargo Advantage
	Variable Trust Funds		Van Kampen Universal Institutional Funds — Class II
			Core Plus				International
	Opportunity		Fixed Income		U.S. Real Estate		Growth Equity
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(282)	$117	$25,811	$46,292	$31,136	$22,552	$(14,725)	$(13,832)
Reinvested capital gains	0	5,650	0	0	0	619,485	0	3,385
Realized gain (loss)	(246)	694	(27,935)	(69,949)	(267,835)	(212,023)	(165,144)	(50,316)
Unrealized gain (loss)	8,289	(18,824)	78,136	(94,386)	946,958	(1,057,113)	1,070,364	(849,030)

Net increase (decrease) in contract owners’ equity from operations	7,761	(12,363)	76,012	(118,043)	710,259	(627,099)	890,495	(909,793)

Equity transactions:
Contract purchase payments (note 1)	0	0	636,616	417,105	543,212	290,930	1,781,335	483,853
Extra credit fund deposit (note 1)	0	0	160	1,238	831	954	2,492	1,778
Transfers (to) and from other subaccounts	0	(11,077)	(1,462,959)	308,479	17,229	(181,389)	(756,638)	1,135,160
Transfers (to) and from fixed dollar contract	0	0	221,973	(85,413)	224,130	124,167	691,256	396,343
Withdrawals and surrenders	0	0	(4,207)	(8,190)	(32,663)	(51,869)	(31,717)	(11,332)
Surrender charges (note 2)	0	0	(250)	(265)	(762)	(1,937)	(1,284)	(69)
Annual contract charges (note 2)	(164)	(223)	(5,998)	(4,541)	(13,210)	(9,857)	(14,985)	(6,684)
Annuity and death benefit payments	0	0	(3,487)	(4,007)	(15,697)	(14,269)	(16,634)	(4,834)

Net equity transactions	(164)	(11,300)	(618,152)	624,406	723,070	156,730	1,653,825	1,994,215

Net change in contract owners’ equity	7,597	(23,663)	(542,140)	506,363	1,433,329	(470,369)	2,544,320	1,084,422
Contract owners’ equity:
Beginning of period	17,078	40,741	1,087,662	581,299	1,290,690	1,761,059	1,626,516	542,094

End of period	$24,675	$17,078	$545,522	$1,087,662	$2,724,019	$1,290,690	$4,170,836	$1,626,516

Change in units:
Beginning units	1,621	2,284	95,501	45,170	96,437	80,419	263,419	44,635

Units purchased	0	0	89,445	110,132	99,861	43,930	381,772	228,172
Units redeemed	(14)	(663)	(140,337)	(59,801)	(35,431)	(27,912)	(145,861)	(9,388)

Ending units	1,607	1,621	44,609	95,501	160,867	96,437	499,330	263,419

The accompanying notes are an integral part of these financial statements.

20

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Van Kampen
	Universal Institutional
	Funds — Class II		Goldman Sachs Variable Insurance Trust — Institutional Shares
	Capital Growth		Growth and Income		Structured U.S. Equity		Capital Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,166)	$(381)	$27,280	$35,470	$4,679	$1,710	$(1,402)	$(2,184)
Reinvested capital gains	0	0	0	477	0	7,139	0	0
Realized gain (loss)	(4,532)	(95)	(230,319)	(186,889)	(36,200)	(19,376)	(2,998)	25
Unrealized gain (loss)	53,066	(23,484)	927,147	(1,763,684)	148,060	(346,926)	63,458	(81,520)

Net increase (decrease) in contract owners’ equity from operations	47,368	(23,960)	724,108	(1,914,626)	116,539	(357,453)	59,058	(83,679)

Equity transactions:
Contract purchase payments (note 1)	4,000	0	20,973	579,333	1,600	6,000	0	67,500
Extra credit fund deposit (note 1)	0	0	204	13,187	0	240	0	0
Transfers (to) and from other subaccounts	197,728	30,140	794,454	225,976	52,280	14,478	5,738	21,305
Transfers (to) and from fixed dollar contract	11,728	17,631	57,591	214,126	(5,832)	(3,638)	0	0
Withdrawals and surrenders	0	0	(65,930)	(111,528)	(18,332)	(12,586)	(294)	(1,337)
Surrender charges (note 2)	0	0	(1,435)	(4,821)	(4)	(450)	0	0
Annual contract charges (note 2)	(224)	0	(38,041)	(29,661)	(4,976)	(5,094)	(868)	(352)
Annuity and death benefit payments	0	0	(52,191)	(39,684)	(4,395)	(9,069)	(1,984)	(1,756)

Net equity transactions	213,232	47,771	715,625	846,928	20,341	(10,119)	2,592	85,360

Net change in contract owners’ equity	260,600	23,811	1,439,733	(1,067,698)	136,880	(367,572)	61,650	1,681
Contract owners’ equity:
Beginning of period	36,754	12,943	3,585,192	4,652,890	583,173	950,745	131,693	130,012

End of period	$297,354	$36,754	$5,024,925	$3,585,192	$720,053	$583,173	$193,343	$131,693

Change in units:
Beginning units	5,986	1,054	458,229	384,525	76,795	77,781	18,460	10,467

Units purchased	25,039	4,932	134,831	133,233	9,192	5,857	1,261	8,715
Units redeemed	(1,701)	0	(43,323)	(59,529)	(6,621)	(6,843)	(1,121)	(722)

Ending units	29,324	5,986	549,737	458,229	79,366	76,795	18,600	18,460

The accompanying notes are an integral part of these financial statements.

21

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Lazard Retirement Series, Inc.
	Emerging Markets Equity		U.S. Small-Mid Cap Equity		U.S. Strategic Equity		International Equity
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$53,379	$28,050	$(9,647)	$(1,704)	$348	$(75)	$70,558	$11,422
Reinvested capital gains	0	119,706	0	0	0	0	0	7,388
Realized gain (loss)	(163,600)	(44,599)	22,433	(15,797)	(379)	(222)	(138,013)	(127,712)
Unrealized gain (loss)	1,200,346	(1,115,964)	371,676	(37,160)	20,970	(32,975)	820,485	(793,241)

Net increase (decrease) in contract owners’ equity from operations	1,090,125	(1,012,807)	384,462	(54,661)	20,939	(33,272)	753,030	(902,143)

Equity transactions:
Contract purchase payments (note 1)	797,828	562,436	420,149	0	0	0	2,011,834	728,119
Extra credit fund deposit (note 1)	2,208	3,743	902	0	0	0	2,985	3,731
Transfers (to) and from other subaccounts	(21,671)	313,612	698,688	10,556	92,038	0	(404,938)	164,588
Transfers (to) and from fixed dollar contract	398,311	196,813	170,370	(8,122)	0	51,013	833,715	623,304
Withdrawals and surrenders	(16,092)	(12,746)	(21,541)	(4,951)	0	0	(36,831)	(14,346)
Surrender charges (note 2)	(547)	0	(831)	0	0	0	(1,529)	(90)
Annual contract charges (note 2)	(13,216)	(7,786)	(3,506)	(241)	(94)	(95)	(16,852)	(8,806)
Annuity and death benefit payments	(15,881)	(8,539)	(6,800)	0	0	0	(20,723)	(6,234)

Net equity transactions	1,130,940	1,047,533	1,257,431	(2,758)	91,944	50,918	2,367,661	1,490,266

Net change in contract owners’ equity	2,221,065	34,726	1,641,893	(57,419)	112,883	17,646	3,120,691	588,123
Contract owners’ equity:
Beginning of period	1,347,881	1,313,155	88,293	145,712	65,846	48,200	2,029,552	1,441,429

End of period	$3,568,946	$1,347,881	$1,730,186	$88,293	$178,729	$65,846	$5,150,243	$2,029,552

Change in units:
Beginning units	78,657	38,966	8,110	8,387	8,456	3,970	215,442	95,097

Units purchased	76,553	46,179	110,782	1,301	9,814	4,495	322,989	145,582
Units redeemed	(30,030)	(6,488)	(13,506)	(1,578)	(11)	(9)	(81,512)	(25,237)

Ending units	125,180	78,657	105,386	8,110	18,259	8,456	456,919	215,442

The accompanying notes are an integral part of these financial statements.

22

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

							Fidelity Variable
					UBS Series Trust —		Insurance Products
	The Prudential Series Fund, Inc.				Class I		Fund — Service Class 2
	Jennison 20/20 Focus		Jennison		U.S. Allocation		VIP Mid Cap
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(28,090)	$(17,939)	$(446)	$(562)	$463	$220	$(15,558)	$(17,073)
Reinvested capital gains	0	76,681	0	0	0	0	9,959	260,188
Realized gain (loss)	(116,955)	(49,237)	(98)	367	(3,736)	34	(173,316)	(71,364)
Unrealized gain (loss)	1,104,911	(724,878)	15,415	(19,293)	2,971	(7,248)	805,203	(979,108)

Net increase (decrease) in contract owners’ equity from operations	959,866	(715,373)	14,871	(19,488)	(302)	(6,994)	626,288	(807,357)

Equity transactions:
Contract purchase payments (note 1)	1,245,010	565,734	8,482	0	0	0	350,109	1,036,600
Extra credit fund deposit (note 1)	2,476	5,037	0	0	0	0	8,416	13,300
Transfers (to) and from other subaccounts	(664,386)	198,507	(106)	(1,249)	(11,996)	0	(417,007)	(23,341)
Transfers (to) and from fixed dollar contract	429,716	316,314	0	0	0	0	68,407	120,401
Withdrawals and surrenders	(17,472)	(10,196)	0	0	0	0	(9,908)	(34,376)
Surrender charges (note 2)	(661)	(58)	0	0	0	0	(42)	(128)
Annual contract charges (note 2)	(13,349)	(7,199)	(45)	(43)	0	(103)	(12,946)	(7,152)
Annuity and death benefit payments	(10,393)	(4,825)	0	0	0	0	(23,691)	(13,655)

Net equity transactions	970,941	1,063,314	8,331	(1,292)	(11,996)	(103)	(36,662)	1,091,649

Net change in contract owners’ equity	1,930,807	347,941	23,202	(20,780)	(12,298)	(7,097)	589,626	284,292
Contract owners’ equity:
Beginning of period	1,434,915	1,086,974	31,255	52,035	12,298	19,395	1,634,019	1,349,727

End of period	$3,365,722	$1,434,915	$54,457	$31,255	$0	$12,298	$2,223,645	$1,634,019

Change in units:
Beginning units	157,150	71,354	6,386	6,547	1,842	1,853	117,371	57,940

Units purchased	152,981	103,270	1,630	126	0	0	45,595	72,358
Units redeemed	(72,822)	(17,474)	(178)	(287)	(1,842)	(11)	(45,027)	(12,927)

Ending units	237,309	157,150	7,838	6,386	0	1,842	117,939	117,371

The accompanying notes are an integral part of these financial statements.

23

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Fidelity Variable Insurance Products Fund — Service Class 2
							VIP Real
	VIP Contrafund		VIP Growth		VIP Equity-Income		Estate
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,379)	$(9,246)	$(1,043)	$(1,027)	$8,850	$12,308	$487	$1,032
Reinvested capital gains	875	71,037	83	0	0	1,528	0	474
Realized gain (loss)	(286,187)	(118,923)	(1,804)	(329)	(96,708)	(163,044)	3,892	(344)
Unrealized gain (loss)	1,157,346	(1,395,232)	25,692	(80,318)	378,957	(621,258)	8,497	2,514

Net increase (decrease) in contract owners’ equity from operations	870,655	(1,452,364)	22,928	(81,674)	291,099	(770,466)	12,876	3,676

Equity transactions:
Contract purchase payments (note 1)	442,671	1,579,964	0	0	29,653	124,804	4,850	0
Extra credit fund deposit (note 1)	7,551	20,005	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(214,703)	18,198	(3,332)	1,103	11,027	(124,599)	(19)	27,373
Transfers (to) and from fixed dollar contract	132,335	31,692	0	11,984	21,406	(171)	0	0
Withdrawals and surrenders	(22,310)	(34,585)	0	(10,975)	(17,165)	(106,465)	0	0
Surrender charges (note 2)	(790)	0	0	(185)	(546)	(5,601)	0	0
Annual contract charges (note 2)	(19,764)	(10,217)	(92)	(101)	(9,648)	(9,034)	(37)	0
Annuity and death benefit payments	(28,844)	(14,551)	(105)	(226)	(9,655)	(16,221)	(94)	0

Net equity transactions	296,146	1,590,506	(3,529)	1,600	25,072	(137,287)	4,700	27,373

Net change in contract owners’ equity	1,166,801	138,142	19,399	(80,074)	316,171	(907,753)	17,576	31,049
Contract owners’ equity:
Beginning of period	2,431,955	2,293,813	87,474	167,548	975,338	1,883,091	31,049	0

End of period	$3,598,756	$2,431,955	$106,873	$87,474	$1,291,509	$975,338	$48,625	$31,049

Change in units:
Beginning units	287,146	152,984	19,574	19,553	118,345	128,724	5,875	0

Units purchased	94,353	159,067	148	1,678	16,275	28,996	4,094	6,083
Units redeemed	(63,604)	(24,905)	(790)	(1,657)	(12,490)	(39,375)	(3,178)	(208)

Ending units	317,895	287,146	18,932	19,574	122,130	118,345	6,791	5,875

The accompanying notes are an integral part of these financial statements.

24

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Janus Aspen Series — Service Shares
	Janus		Worldwide		Balanced		Overseas
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,589)	$(1,270)	$(68)	$(70)	$4,834	$788	$(27,321)	$(7,465)
Reinvested capital gains	0	0	0	0	3,636	5,179	86,691	416,086
Realized gain (loss)	(383)	5,385	(6,302)	(154)	2,220	(2,633)	(229,493)	(69,666)
Unrealized gain (loss)	156,851	(89,410)	14,998	(21,883)	48,273	(14,749)	1,813,086	(2,200,606)

Net increase (decrease) in contract owners’ equity from operations	152,879	(85,295)	8,628	(22,107)	58,963	(11,415)	1,642,963	(1,861,651)

Equity transactions:
Contract purchase payments (note 1)	228,674	151,625	7,355	13,573	423,740	31,250	490,191	840,388
Extra credit fund deposit (note 1)	5,754	6,065	0	250	0	1,250	5,778	15,094
Transfers (to) and from other subaccounts	(97,783)	79,031	(15,722)	318	39,464	(408)	(671,929)	225,121
Transfers (to) and from fixed dollar contract	14,766	3,427	1,063	11,704	29,964	(26,981)	114,715	37,432
Withdrawals and surrenders	0	0	0	0	0	0	(14,499)	(106,441)
Surrender charges (note 2)	0	0	0	0	0	0	(437)	(4,730)
Annual contract charges (note 2)	(634)	(869)	(251)	(85)	(825)	(23)	(23,888)	(17,125)
Annuity and death benefit payments	0	0	(189)	(354)	0	0	(41,486)	(27,101)

Net equity transactions	150,777	239,279	(7,744)	25,406	492,343	5,088	(141,555)	962,638

Net change in contract owners’ equity	303,656	153,984	884	3,299	551,306	(6,327)	1,501,408	(899,013)
Contract owners’ equity:
Beginning of period	300,621	146,637	32,202	28,903	43,448	49,775	2,163,674	3,062,687

End of period	$604,277	$300,621	$33,086	$32,202	$594,754	$43,448	$3,665,082	$2,163,674

Change in units:
Beginning units	69,128	20,005	8,075	3,945	4,092	3,884	284,985	189,921

Units purchased	102,942	49,335	1,819	4,237	53,621	2,574	80,576	140,914
Units redeemed	(69,385)	(212)	(3,842)	(107)	(12,318)	(2,366)	(92,550)	(45,850)

Ending units	102,685	69,128	6,052	8,075	45,395	4,092	273,011	284,985

The accompanying notes are an integral part of these financial statements.

25

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

					J.P. Morgan Insurance
	J.P. Morgan Series Trust II (note 3)				Trust — Class I (note 3)
	Small Company		Mid Cap Value		Small Cap Core	Mid Cap Value
	Subaccount		Subaccount		Subaccount	Subaccount
	2009	2008	2009	2008	2009	2009

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$174	$(1,804)	$30,644	$(5,389)	$(1,394)	$(16,839)
Reinvested capital gains	1,719	16,781	3,315	159,545	0	0
Realized gain (loss)	(76,331)	(8,797)	(862,934)	(72,219)	1,317	15,961
Unrealized gain (loss)	68,353	(57,633)	780,885	(884,176)	49,660	442,597

Net increase (decrease) in contract owners’ equity from operations	(6,085)	(51,453)	(48,090)	(802,239)	49,583	441,719

Equity transactions:
Contract purchase payments (note 1)	300	0	4,272	445,577	14,050	57,641
Extra credit fund deposit (note 1)	0	0	127	5,277	0	460
Transfers (to) and from other subaccounts	(94,555)	(12,976)	(1,473,793)	(119,049)	168,466	1,498,659
Transfers (to) and from fixed dollar contract	360	115	(3,579)	41,747	20,810	67,034
Withdrawals and surrenders	(1,508)	(10,606)	(10,067)	(21,687)	(1,843)	(28,353)
Surrender charges (note 2)	0	(131)	0	(486)	(162)	(652)
Annual contract charges (note 2)	(557)	(1,194)	(9,872)	(11,153)	(687)	(5,301)
Annuity and death benefit payments	(1,036)	(4,340)	(7,151)	(26,388)	(2,449)	(12,733)

Net equity transactions	(96,996)	(29,132)	(1,500,063)	313,838	198,185	1,576,755

Net change in contract owners’ equity	(103,081)	(80,585)	(1,548,153)	(488,401)	247,768	2,018,474
Contract owners’ equity:
Beginning of period	103,081	183,666	1,548,153	2,036,554	0	0

End of period	$0	$103,081	$0	$1,548,153	$247,768	$2,018,474

Change in units:
Beginning units	11,679	13,957	112,760	97,701	0	0

Units purchased	1,029	724	3,859	31,008	24,063	123,637
Units redeemed	(12,708)	(3,002)	(116,619)	(15,949)	(841)	(5,901)

Ending units	0	11,679	0	112,760	23,222	117,736

The accompanying notes are an integral part of these financial statements.

26

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	MFS Variable Insurance Trust — Service Class
	New Discovery		Investors Growth Stock		Mid Cap Growth		Total Return
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(239)	$(48)	$(417)	$(567)	$(2,720)	$(3,721)	$2,186	$3,300
Reinvested capital gains	0	526	0	2,505	0	40,485	0	14,163
Realized gain (loss)	1,771	(2,568)	(100)	128	(18,839)	(24,083)	(21,052)	(1,049)
Unrealized gain (loss)	4,732	156	15,033	(25,030)	87,657	(179,726)	96,940	(78,375)

Net increase (decrease) in contract owners’ equity from operations	6,264	(1,934)	14,516	(22,964)	66,098	(167,045)	78,074	(61,961)

Equity transactions:
Contract purchase payments (note 1)	36,273	0	0	1,836	43,213	8,129	33,977	31,250
Extra credit fund deposit (note 1)	0	0	0	0	0	0	0	1,250
Transfers (to) and from other subaccounts	46,324	915	890	(290)	(12,204)	(62,619)	216,498	18,888
Transfers (to) and from fixed dollar contract	5,217	0	0	0	487	1,369	16,355	0
Withdrawals and surrenders	(9)	0	0	0	(628)	(26,255)	(18,738)	0
Surrender charges (note 2)	0	0	0	0	(10)	(1,511)	0	0
Annual contract charges (note 2)	(67)	(19)	(127)	(132)	(2,012)	(2,122)	(2,909)	(1,008)
Annuity and death benefit payments	(209)	0	0	0	(1,732)	(2,293)	0	0

Net equity transactions	87,529	896	763	1,414	27,114	(85,302)	245,183	50,380

Net change in contract owners’ equity	93,793	(1,038)	15,279	(21,550)	93,212	(252,347)	323,257	(11,581)
Contract owners’ equity:
Beginning of period	1,876	2,914	37,949	59,499	177,064	429,411	207,745	219,326

End of period	$95,669	$1,876	$53,228	$37,949	$270,276	$177,064	$531,002	$207,745

Change in units:
Beginning units	253	234	5,169	5,036	35,620	41,099	19,814	16,024

Units purchased	9,038	1,061	134	171	7,446	11,824	34,973	3,886
Units redeemed	(837)	(1,042)	(18)	(38)	(4,189)	(17,303)	(11,605)	(96)

Ending units	8,454	253	5,285	5,169	38,877	35,620	43,182	19,814

The accompanying notes are an integral part of these financial statements.

27

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	PIMCO Variable Insurance Trust — Administrative Shares
							Commodity
							RealReturn
	Real Return		Total Return		Global Bond		Strategy
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$41,277	$46,687	$275,507	$150,549	$32,652	$11,470	$40,616
Reinvested capital gains	135,176	2,948	394,833	84,460	286,169	0	99,551
Realized gain (loss)	(4,888)	(12,722)	43,218	57,843	11,008	(10,142)	9,926
Unrealized gain (loss)	193,130	(203,157)	99,478	(139,923)	(50,820)	(39,628)	30,781

Net increase (decrease) in contract owners’ equity from operations	364,695	(166,244)	813,036	152,929	279,009	(38,300)	180,874

Equity transactions:
Contract purchase payments (note 1)	922,868	319,160	4,382,247	910,554	1,239,181	156,713	391,107
Extra credit fund deposit (note 1)	566	996	3,338	3,304	1,974	58	460
Transfers (to) and from other subaccounts	317,324	(211,146)	2,770,519	(1,648,955)	843,376	360,498	476,373
Transfers (to) and from fixed dollar contract	487,320	(67,306)	2,108,978	90,547	482,695	79,440	203,336
Withdrawals and surrenders	(53,965)	(85,911)	(60,705)	(344,428)	(22,801)	(5,704)	(6,534)
Surrender charges (note 2)	(677)	(841)	(2,842)	(14,155)	(803)	(53)	(251)
Annual contract charges (note 2)	(14,779)	(11,634)	(37,453)	(24,146)	(9,317)	(2,863)	(1,684)
Annuity and death benefit payments	(36,498)	(25,826)	(47,200)	(28,611)	(13,823)	(2,018)	(3,684)

Net equity transactions	1,622,159	(82,508)	9,116,882	(1,055,890)	2,520,482	586,071	1,059,123

Contract owners’ equity:	1,986,854	(248,752)	9,929,918	(902,961)	2,799,491	547,771	1,239,997
Beginning of period
End of period	1,735,757	1,984,509	3,911,765	4,814,726	757,256	209,485	0

	$3,722,611	$1,735,757	$13,841,683	$3,911,765	$3,556,747	$757,256	$1,239,997

Change in units:
Beginning units
Units purchased	140,656	147,832	303,864	386,691	56,880	15,464	0

Units redeemed	151,771	66,795	731,153	165,105	188,468	59,741	153,171
Ending units	(33,646)	(73,971)	(76,256)	(247,932)	(11,496)	(18,325)	(11,462)

	258,781	140,656	958,761	303,864	233,852	56,880	141,709

The accompanying notes are an integral part of these financial statements.

28

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

					Dreyfus Variable
					Investment Fund —
	Royce Capital Fund				Service Shares
	Micro-Cap		Small-Cap		Appreciation
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,438)	$14,463	$(27,637)	$(7,120)	$2,475	$2,062
Reinvested capital gains	0	88,835	0	165,068	18,244	23,033
Realized gain (loss)	(81,295)	(25,663)	(75,371)	(13,558)	(13,768)	(4,145)
Unrealized gain (loss)	435,901	(406,016)	815,020	(628,044)	53,381	(115,410)

Net increase (decrease) in contract owners’ equity from operations	345,168	(328,381)	712,012	(483,654)	60,332	(94,460)

Equity transactions:
Contract purchase payments (note 1)	198,238	495,766	747,865	611,589	39,608	1,250
Extra credit fund deposit (note 1)	1,968	2,754	6,108	12,194	0	0
Transfers (to) and from other subaccounts	(95,036)	1,488	(224,829)	51,362	(230)	(55,876)
Transfers (to) and from fixed dollar contract	86,501	11,803	289,994	231,063	47,173	4,808
Withdrawals and surrenders	(165)	(4,817)	(14,911)	(21,256)	0	0
Surrender charges (note 2)	(61)	0	(482)	(28)	0	0
Annual contract charges (note 2)	(4,268)	(1,670)	(11,974)	(5,951)	(1,129)	(1,098)
Annuity and death benefit payments	(9,766)	(3,893)	(19,011)	(8,434)	(48)	(48)

Net equity transactions	177,411	501,431	772,760	870,539	85,374	(50,964)

Net change in contract owners’ equity	522,579	173,050	1,484,772	386,885	145,706	(145,424)
Contract owners’ equity:
Beginning of period	538,363	365,313	1,627,231	1,240,346	213,417	358,841

End of period	$1,060,942	$538,363	$3,112,003	$1,627,231	$359,123	$213,417

Change in units:
Beginning units	42,933	16,410	111,031	60,745	20,234	23,698

Units purchased	28,619	30,631	82,795	59,536	8,477	694
Units redeemed	(17,090)	(4,108)	(33,783)	(9,250)	(477)	(4,158)

Ending units	54,462	42,933	160,043	111,031	28,234	20,234

The accompanying notes are an integral part of these financial statements.

29

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Franklin Templeton Variable Insurance Products Trust — Class 2
	Templeton Foreign		Franklin Flex Cap		Franklin Income
	Securities		Growth Securities		Securities
	Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$15,941	$10,033	$(18,577)	$(18,391)	$50,854	$32,446
Reinvested capital gains	30,340	94,872	0	0	0	17,860
Realized gain (loss)	(117,536)	(14,985)	(101,088)	(41,096)	(47,317)	(13,578)
Unrealized gain (loss)	271,008	(541,760)	525,344	(627,686)	220,650	(312,869)

Net increase (decrease) in contract owners’ equity from operations	199,753	(451,840)	405,679	(687,173)	224,187	(276,141)

Equity transactions:
Contract purchase payments (note 1)	0	276,687	8,260	338,230	3,000	172,998
Extra credit fund deposit (note 1)	0	0	0	3,870	120	5,084
Transfers (to) and from other subaccounts	(112,538)	(205,739)	(186,481)	322,904	56,508	1,759
Transfers (to) and from fixed dollar contract	1,063	63,678	36,457	342,291	0	52,624
Withdrawals and surrenders	(2,985)	(11,861)	(26,144)	(16,808)	(12,559)	(8,793)
Surrender charges (note 2)	(60)	0	(792)	0	(374)	0
Annual contract charges (note 2)	(5,131)	(4,498)	(14,283)	(10,313)	(7,473)	(5,024)
Annuity and death benefit payments	(5,792)	(5,662)	(17,554)	(5,797)	(14,376)	(12,866)

Net equity transactions	(125,443)	112,605	(200,537)	974,377	24,846	205,782

Net change in contract owners’ equity	74,310	(339,235)	205,142	287,204	249,033	(70,359)
Contract owners’ equity:
Beginning of period	683,038	1,022,273	1,451,085	1,163,881	625,235	695,594

End of period	$757,348	$683,038	$1,656,227	$1,451,085	$874,268	$625,235

Change in units:
Beginning units	76,014	66,906	173,774	89,083	72,702	56,136

Units purchased	5,088	28,427	10,439	103,185	14,712	21,926
Units redeemed	(18,895)	(19,319)	(33,123)	(18,494)	(11,429)	(5,360)

Ending units	62,207	76,014	151,090	173,774	75,985	72,702

The accompanying notes are an integral part of these financial statements.

30

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

						Neuberger Berman
						Advisers Management
	Legg Mason Partners Variable Equity Trust — Class I					Trust — S Class
			Legg Mason
	Legg Mason ClearBridge		ClearBridge
	Variable Fundamental		Variable Equity	Legg Mason ClearBridge		AMT
	Value		Income Builder	Variable Investors		Regency
	Subaccount		Subaccount	Subaccount		Subaccount
	2009	2008	2009	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$135	$334	$1,820	$34	$0	$(8,491)	$(2,631)
Reinvested capital gains	0	66	0	0	303	12,056	3,945
Realized gain (loss)	(1,477)	(1,735)	114	(2,656)	(145)	(477,529)	(91,956)
Unrealized gain (loss)	19,443	(36,651)	10,220	5,031	(4,529)	889,242	(869,742)

Net increase (decrease) in contract owners’ equity from operations	18,101	(37,986)	12,154	2,409	(4,371)	415,278	(960,384)

Equity transactions:
Contract purchase payments (note 1)	11,974	0	0	2,695	0	330,403	320,544
Extra credit fund deposit (note 1)	0	0	0	0	0	200	1,631
Transfers (to) and from other subaccounts	5,460	1,870	67,039	(8,672)	1,719	(1,233,434)	58,189
Transfers (to) and from fixed dollar contract	164	0	17,575	0	0	121,762	267,579
Withdrawals and surrenders	0	0	0	0	0	(5,219)	(76,914)
Surrender charges (note 2)	0	0	0	0	0	(150)	(4,174)
Annual contract charges (note 2)	(656)	(654)	(157)	(96)	(84)	(10,681)	(10,527)
Annuity and death benefit payments	(1,245)	(1,522)	(856)	(126)	(428)	(5,872)	(9,345)

Net equity transactions	15,697	(306)	83,601	(6,199)	1,207	(802,991)	546,983

Net change in contract owners’ equity	33,798	(38,292)	95,755	(3,790)	(3,164)	(387,713)	(413,401)
Contract owners’ equity:
Beginning of period	64,720	103,012	0	7,821	10,985	1,392,037	1,805,438

End of period	$98,518	$64,720	$95,755	$4,031	$7,821	$1,004,324	$1,392,037

Change in units:
Beginning units	5,325	5,301	0	760	677	252,115	174,375

Units purchased	1,120	240	9,169	376	118	93,189	122,393
Units redeemed	(141)	(216)	(103)	(817)	(35)	(219,021)	(44,653)

Ending units	6,304	5,325	9,066	319	760	126,283	252,115

The accompanying notes are an integral part of these financial statements.

31

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	ALPS Variable	Federated Insurance		Goldman Sachs Variable Insurance
	Insurance Trust — Class II	Series — Service Shares		Trust — Service Shares
				Growth
	AVS Listed			and		Structured	Capital
	Private Equity	Kaufmann Fund II		Income		U.S. Equity	Growth
	Subaccount	Subaccount		Subaccount		Subaccount	Subaccount
	2009	2009	2008	2009	2008	2009	2009

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(24)	$(1,588)	$(200)	$51,473	$14,409	$758	$(38)
Reinvested capital gains	0	0	0	0	88	0	0
Realized gain (loss)	718	5,480	(1,126)	33,545	(8,335)	0	345
Unrealized gain (loss)	4,332	29,998	458	626,858	(153,017)	(413)	3,973

Net increase (decrease) in contract owners’ equity from operations	5,026	33,890	(868)	711,876	(146,855)	345	4,280

Equity transactions:
Contract purchase payments (note 1)	49,674	30,855	76,965	2,967,047	589,132	15,430	100,918
Extra credit fund deposit (note 1)	0	0	3,079	5,339	864	0	0
Transfers (to) and from other subaccounts	23,412	(5,327)	653	441,925	23,022	34,864	1,500
Transfers (to) and from fixed dollar contract	26,212	44,215	1,380	1,140,940	279,017	0	2,813
Withdrawals and surrenders	0	(5)	0	(24,359)	(1,231)	0	0
Surrender charges (note 2)	0	0	0	(1,164)	(104)	0	0
Annual contract charges (note 2)	0	(657)	0	(8,589)	(3)	0	0
Annuity and death benefit payments	0	(179)	0	(11,592)	(2,916)	0	0

Net equity transactions	99,298	68,902	82,077	4,509,547	887,781	50,294	105,231

Net change in contract owners’ equity	104,324	102,792	81,209	5,221,423	740,926	50,639	109,511
Contract owners’ equity:
Beginning of period	0	81,209	0	740,926	0	0	0

End of period	$104,324	$184,001	$81,209	$5,962,349	$740,926	$50,639	$109,511

Change in units:
Beginning units	0	12,950	0	113,055	0	0	0

Units purchased	20,576	15,376	13,991	709,175	115,272	5,471	12,855
Units redeemed	(290)	(5,311)	(1,041)	(44,677)	(2,217)	0	(183)

Ending units	20,286	23,015	12,950	777,553	113,055	5,471	12,672

The accompanying notes are an integral part of these financial statements.

32

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Franklin Templeton Variable Insurance Products Trust — Class 4
			Franklin				Franklin
	Templeton		Flex Cap		Franklin		Templeton VIP
	Foreign		Growth		Income		Founding Funds
	Securities		Securities		Securities		Allocation
	Subaccount		Subaccount		Subaccount		Subaccount
	2009	2008	2009	2008	2009	2008	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$93	$150	$(25,500)	$(2,695)	$16,093	$(291)	$4,731	$320
Reinvested capital gains	2,424	1,868	0	0	0	84	0	434
Realized gain (loss)	855	(846)	42,725	(7,053)	43,790	(365)	(28)	(577)
Unrealized gain (loss)	44,113	(22,295)	686,767	(145,056)	111,666	(17,240)	20,612	(6,635)

Net increase (decrease) in contract owners’ equity from operations	47,485	(21,123)	703,992	(154,804)	171,549	(17,812)	25,315	(6,458)

Equity transactions:
Contract purchase payments (note 1)	220,784	63,547	2,462,932	530,996	299,639	184,504	209,130	21,653
Extra credit fund deposit (note 1)	551	0	3,816	522	691	1,543	71	0
Transfers (to) and from other subaccounts	26,234	0	(413,026)	21,117	280,321	0	34,800	0
Transfers (to) and from fixed dollar contract	105,022	4,807	887,212	299,812	103,925	22,154	27,789	0
Withdrawals and surrenders	0	0	(20,225)	(1,069)	(1,124)	0	0	0
Surrender charges (note 2)	0	0	(959)	(90)	0	0	0	0
Annual contract charges (note 2)	(836)	0	(6,368)	(2)	(7,154)	0	(214)	0
Annuity and death benefit payments	(67)	0	(8,721)	(3,301)	(5,368)	(1,624)	(186)	0

Net equity transactions	351,688	68,354	2,904,661	847,985	670,930	206,577	271,390	21,653

Net change in contract owners’ equity	399,173	47,231	3,608,653	693,181	842,479	188,765	296,705	15,195
Contract owners’ equity:
Beginning of period	47,231	0	693,181	0	188,765	0	15,195	0

End of period	$446,404	$47,231	$4,301,834	$693,181	$1,031,244	$188,765	$311,900	$15,195

Change in units:
Beginning units	7,625	0	104,146	0	27,300	0	2,301	0

Units purchased	47,026	7,625	451,842	105,785	192,849	27,519	33,939	2,301
Units redeemed	(1,397)	0	(64,467)	(1,639)	(108,631)	(219)	(128)	0

Ending units	53,254	7,625	491,521	104,146	111,518	27,300	36,112	2,301

The accompanying notes are an integral part of these financial statements.

33

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2009 and 2008

	Ivy Funds Variable Insurance Portfolios, Inc.
			VIP Global	VIP
			Natural	Science and
	VIP Asset Strategy		Resources	Technology	Total
	Subaccount		Subaccount	Subaccount	Subaccounts
	2009	2008	2009	2009	2009	2008

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(11,902)	$797	$(4,599)	$(456)	$397,250	$216,674
Reinvested capital gains	52,410	17,655	0	0	1,137,481	2,329,927
Realized gain (loss)	8,310	(61)	17,784	846	(4,603,386)	(1,871,720)
Unrealized gain (loss)	185,336	(15,500)	121,696	11,611	23,420,338	(26,168,975)

Net increase (decrease) in contract owners’ equity from operations	234,154	2,891	134,881	12,001	20,351,683	(25,494,094)

Equity transactions:
Contract purchase payments (note 1)	1,755,406	95,651	264,208	96,543	30,229,733	15,228,119
Extra credit fund deposit (note 1)	1,309	2,826	162	0	71,858	140,908
Transfers (to) and from other subaccounts	161,116	97,117	438,706	40,769	0	0
Transfers (to) and from fixed dollar contract	228,516	0	77,980	32,796	11,058,873	3,865,504
Withdrawals and surrenders	(1,313)	0	(1,037)	0	(996,933)	(2,747,342)
Surrender charges (note 2)	(29)	0	(36)	0	(22,075)	(111,326)
Annual contract charges (note 2)	(2,078)	0	(2,087)	(35)	(484,832)	(338,872)
Annuity and death benefit payments	(3,846)	(54)	(3,756)	(50)	(1,190,032)	(452,378)

Net equity transactions	2,139,081	195,540	774,140	170,023	38,666,592	15,584,613

Net change in contract owners’ equity	2,373,235	198,431	909,021	182,024	59,018,275	(9,909,481)
Contract owners’ equity:
Beginning of period	198,431	0	0	0	53,093,323	63,002,804

End of period	$2,571,666	$198,431	$909,021	$182,024	$112,111,598	$53,093,323

Change in units:
Beginning units	21,780	0	0	0	6,063,492	4,614,422

Units purchased	219,345	22,352	98,244	16,212	6,253,448	2,985,754
Units redeemed	(11,777)	(572)	(10,464)	(625)	(2,401,818)	(1,536,684)

Ending units	229,348	21,780	87,780	15,587	9,915,122	6,063,492

The accompanying notes are an integral part of these financial statements.

34

National Security Variable Account N

Notes to Financial Statements	December 31, 2009

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A. Organization and Nature of Operations

National Security Variable Account N (the “Account”) is a separate account of National Security Life and Annuity Company (“NSLA”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from NSLA’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business NSLA may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is under common control with NSLA as The Ohio National Life Insurance Company (“ONLIC”) (a) is the sole owner of ONEQ and (b) as of March 30, 2007, owns over 80% of the outstanding stock NSLA. ONEQ is the principal underwriter of the contracts. NSLA pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage varies by product.

B. Assets of the Account

Assets of the Account are assigned to the following subaccounts:

Ohio National Fund, Inc.:  Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, U.S. Equity, Balanced, Income Opportunity, Target VIP, Target Equity/Income, and Bristol Growth

Wells Fargo Advantage Variable Trust Funds:  Opportunity

Van Kampen Universal Institutional Funds — Class II:  Core Plus Fixed Income, U.S. Real Estate, International Growth Equity, and Capital Growth

Goldman Sachs Variable Insurance Trust — Institutional Shares:  Growth and Income, Structured U.S. Equity, and Capital Growth

Lazard Retirement Series, Inc.: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, and International Equity

The Prudential Series Fund, Inc.: Jennison 20/20 Focus and Jennison

Fidelity Variable Insurance Products Fund — Service Class 2:  VIP Mid Cap, VIP Contrafund, VIP Growth, VIP Equity-Income, and VIP Real Estate

Janus Aspen Series — Service Shares:  Janus, Worldwide, Balanced, and Overseas

J.P. Morgan Insurance Trust — Class I:  Small Cap Core and Mid Cap Value

MFS Variable Insurance Trust — Service Class:  New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

PIMCO Variable Insurance Trust — Administrative Shares:  Real Return, Total Return, Global Bond, and CommodityRealReturn

Royce Capital Fund:  Micro-Cap and Small-Cap

Dreyfus Variable Investment Fund — Service Shares:  Appreciation

Franklin Templeton Variable Insurance Products Trust — Class 2:  Templeton Foreign Securities, Franklin Flex Cap Growth Securities, and Franklin Income Securities

Legg Mason Partners Variable Equity Trust — Class I:  Legg Mason ClearBridge Variable Fundamental Value, Legg Mason ClearBridge Variable Equity Income Builder, and Legg Mason ClearBridge Variable Investors

Neuberger Berman Advisers Management Trust — S Class:  AMT Regency

ALPS Variable Insurance Trust — Class II:  AVS Listed Private Equity

Federated Insurance Series — Service Shares:  Kaufmann Fund II

(continued)

35

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2009

Goldman Sachs Variable Insurance Trust — Service Shares:  Growth and Income, Structured U.S. Equity, and Capital Growth

Franklin Templeton Variable Insurance Products Trust — Class 4:  Templeton Foreign Securities, Franklin Flex Cap Growth Securities, Franklin Income Securities, and Franklin Templeton VIP Founding Funds Allocation

Ivy Funds Variable Insurance Portfolios, Inc.:  VIP Asset Strategy, VIP Global Natural Resources and VIP Science and Technology

The underlying mutual funds in which the subaccounts invest are diversified open-end management investment companies. The underlying mutual funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds having similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. Portfolios in which the Account invests. For these services, ONI recorded advisory fees of approximately $11.9 million and $14.5 million for the years ended December 31, 2009 and 2008, respectively.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the general account of NSLA. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

For certain products, NSLA credits an extra amount to the contract holder’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

C. Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2009.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

D. Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E. Subsequent Events

The Account has evaluated for possible subsequent events through February 19, 2010, which is the date these financial statements were issued and there are no subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk under the contracts. NSLA charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving

(continued)

36

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2009

life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, NSLA charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by NSLA is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees from optional riders are charged to contracts upon a surrender, anniversary, or transfer event. These charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrates product and contract level charges by product:

These basic charges are assessed through reduction of daily unit values:

	NScore Xtra	NScore Lite	NScore Premier

Mortality and Expense Risk Fees	1.15%	1.15%	1.15%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.40%	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	$30	$30	$30

Transfer Fee
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	9% of surrender value in the first year to 0% in the ninth year	7% of surrender value in the first year to 0% in the fourth year	6% of surrender value in the first year to 0% in the seventh year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

(continued)

37

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2009

	NScore Xtra	NScore Lite	NScore Premier

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider: GMDBR80 Plus	0.25%	0.25%	0.25%
GMDBR85 Plus	0.45%	0.45%	0.45%
5% GMDBR80 Plus	0.45%	0.45%	0.45%
5% GMDBR85 Plus	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR	0.60%	0.60%	0.60%
ARDBR (2009)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base
GMIB(1)	0.45%	0.45%	0.45%
GMIB Plus(1)	0.50%	0.50%	0.50%
GMIB Plus with Five Year Reset(2)	0.50%	0.50%	0.50%
GMIB Plus with Annual Reset	0.65%	0.65%	0.65%
GMIB Plus with Annual Reset (2009)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%

Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%

Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee(3)	0.50%	0.50%	0.50%
GPA with 7% guarantee(3)	0.40%	0.40%	0.40%

These basic charges are assessed through reduction of daily unit values:

	NScore Value	NScore Lite II

Mortality and Expense Risk Fees	0.65%	1.30%
Administrative Expenses	0.25%	0.25%

Total expenses	0.90%	1.55%

(continued)

38

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2009

The following charges are assessed through the redemption of units:

	NScore Value	NScore Lite II

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	$30	$30

Transfer Fee
(currently no charge for the first 12 transfers each contract year)	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the fifth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.25%
Optional Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus	0.25%	NA
GMDBR85 Plus	0.45%	NA
6% GMDBR80 Plus	NA	0.25%
6% GMDBR80 Plus	NA	0.45%
5% GMDBR80 Plus	0.45%	0.45%
5% GMDBR80 Plus	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR	0.60%	0.60%
ARDBR (2009)	0.85% to 1.40%	0.85% to 1.40%
ARDBR (2008) at issue ages through 74	NA	0.80% to 1.00%
ARDBR (2008) at issue ages 75 through 78	NA	0.95% to 1.15%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB(1)	0.45%	NA
GMIB Plus(1)	0.50%	NA
GMIB Plus with Five Year Reset(2)	0.50%	NA
GMIB Plus with Annual Reset	0.65%	0.65%
GMIB Plus with Annual Reset (2009)	0.95% to 1.50%	0.95% to 1.50%
GMIB Plus with Annual Reset (2008) without investment restrictions	NA	1.00% to 1.65%
GMIB Plus with Annual Reset (2008) investment restrictions	NA	0.85% to 1.50%

(continued)

39

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2009

	NScore Value	NScore Lite II

Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount	0.20% to 0.55%	0.55%

Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee(3)	0.50%	NA
GPA with 7% guarantee(3)	0.40%	NA

(1)	No longer available for purchase. Last available date depends on the state of contract issue.

(2)	Not available for purchase after May 15, 2009.

(3)	Not available for purchase after May 1, 2009.

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Fund Mergers and Replacements

Effective April 24, 2009, funds of the J.P. Morgan Series Trust II were transferred to the J.P. Morgan Insurance Trust — Class I. The Small Company Portfolio and the Small Cap Equity Portfolio of J.P. Morgan Insurance Trust — Class I were merged together to become the Small Cap Core Portfolio of J.P. Morgan Insurance Trust — Class I. The Mid Cap Value Portfolio and the Diversified Mid Cap Value Portfolio of J.P. Morgan Insurance Trust — Class I were merged together to become the Mid Cap Value Portfolio of J.P. Morgan Insurance Trust — Class I.

Effective April 27, 2007, funds of the Legg Mason Partners Variable Portfolios I, Inc. were transferred to the newly created entity, the Legg Mason Partners Variable Equity Trust — Class I. The All Cap Portfolio and the Fundamental Value Portfolio of Legg Mason Partners Variable Portfolios I, Inc. were merged together to become the Fundamental Value Portfolio of Legg Mason Partners Variable Equity Trust — Class I. The Total Return Portfolio and the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust — Class I were merged together to become the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust — Class I.

(4)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of NSLA which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, NSLA does not provide income taxes within the Account.

(5)	Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

(continued)

40

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2009

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.

Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2009:

	Level 1	Level 2	Level 3	Total

Separate Account Investments*	$0	$112,111,598	$0	$112,111,598

* Refer to Note 1.B. for listing of individual Separate Account Investments.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2009 were as follows:

	Purchases	Sales

Ohio National Fund, Inc.:
Equity Subaccount	$106,900	$(234,198)
Money Market Subaccount	2,572,190	(3,289,069)
Bond Subaccount	431,935	(120,756)
Omni Subaccount	73,792	(3,035)
International Subaccount	215,811	(531,124)
Capital Appreciation Subaccount	131,347	(252,057)
Millennium Subaccount	1,136,700	(66,688)
International Small-Mid Company Subaccount	93,800	(22,935)
Aggressive Growth Subaccount	109,295	(8,767)
Small Cap Growth Subaccount	60,843	(1,383)
Mid Cap Opportunity Subaccount	340,205	(758,834)
S&P 500 Index Subaccount	400,429	(282,640)
Strategic Value Subaccount	79,009	(2,753)
High Income Bond Subaccount	1,013,558	(163,142)
Capital Growth Subaccount	14,594	(64,549)
Nasdaq-100 Index Subaccount	85,520	(242,846)
Bristol Subaccount	910,584	(203,649)
Bryton Growth Subaccount	842,808	(183,215)
U.S. Equity Subaccount	36,215	(17,880)
Balanced Subaccount	13,943	(49)
Income Opportunity Subaccount	17,493	(15,048)
Target VIP Subaccount	36,610	(10,849)
Target Equity/Income Subaccount	30,112	(147,326)
Bristol Growth Subaccount	70,360	(121)
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	0	(446)

(continued)

41

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2009

	Purchases	Sales

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount	$1,065,174	$(1,657,515)
U.S. Real Estate Subaccount	1,292,337	(538,131)
International Growth Equity Subaccount	2,694,891	(1,055,791)
Capital Growth Subaccount	224,642	(12,576)
Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount	1,128,873	(385,968)
Structured U.S. Equity Subaccount	85,485	(60,465)
Capital Growth Subaccount	12,556	(11,366)
Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount	1,869,207	(684,888)
U.S. Small-Mid Cap Equity Subaccount	1,458,991	(211,207)
U.S. Strategic Equity Subaccount	93,204	(912)
International Equity Subaccount	3,300,347	(862,128)
The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount	1,785,337	(842,486)
Jennison Subaccount	9,412	(1,527)
UBS Series Trust — Class I:
U.S. Allocation Subaccount	513	(12,046)
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount	731,092	(773,353)
VIP Contrafund Subaccount	920,900	(625,258)
VIP Growth Subaccount	959	(5,448)
VIP Equity-Income Subaccount	155,269	(121,347)
VIP Real Estate Subaccount	26,748	(21,561)
Janus Aspen Series — Service Shares:
Janus Subaccount	501,825	(354,637)
Worldwide Subaccount	9,243	(17,055)
Balanced Subaccount	639,515	(138,702)
Overseas Subaccount	937,750	(1,019,935)
J.P. Morgan Series Trust II:
Small Company Subaccount	9,900	(105,003)
Mid Cap Value Subaccount	87,105	(1,553,209)
J.P. Morgan Insurance Trust — Class I:
Small Cap Core Subaccount	206,859	(10,068)
Mid Cap Value Subaccount	1,669,815	(109,899)
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount	95,006	(7,716)
Investors Growth Stock Subaccount	1,085	(739)
Mid Cap Growth Subaccount	50,125	(25,731)
Total Return Subaccount	376,014	(128,645)
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount	2,279,514	(480,902)
Total Return Subaccount	10,933,702	(1,146,480)

(continued)

42

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2009

	Purchases	Sales

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Global Bond Subaccount	$3,021,788	$(182,485)
CommodityRealReturn Strategy Subaccount	1,302,436	(103,146)
Royce Capital Fund:
Micro-Cap Subaccount	445,929	(277,956)
Small-Cap Subaccount	1,352,609	(607,486)
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount	114,536	(8,443)
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount	110,421	(189,583)
Franklin Flex Cap Growth Securities Subaccount	100,372	(319,486)
Franklin Income Securities Subaccount	188,084	(112,384)
Legg Mason Partners Variable Equity Trust — Class I:
Legg Mason ClearBridge Variable Fundamental Value Subaccount	18,724	(2,892)
Legg Mason ClearBridge Variable Equity Income Builder Subaccount	87,150	(1,729)
Legg Mason ClearBridge Variable Investors Subaccount	3,600	(9,765)
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount	543,936	(1,343,362)
ALPS Variable Insurance Trust — Class II:
AVS Listed Private Equity Subaccount	101,022	(1,748)
Federated Insurance Series — Service Shares:
Kaufmann Fund II Subaccount	106,950	(39,636)
Goldman Sachs Variable Insurance Trust — Service Shares:
Growth and Income Subaccount	4,925,140	(364,120)
Structured U.S. Equity Subaccount	51,141	(89)
Capital Growth Subaccount	105,400	(207)
Franklin Templeton Variable Insurance Products Trust — Class 4:
Templeton Foreign Securities Subaccount	365,838	(11,633)
Franklin Flex Cap Growth Securities Subaccount	3,412,689	(533,528)
Franklin Income Securities Subaccount	1,642,843	(955,820)
Franklin Templeton VIP Founding Funds Allocation Subaccount	278,407	(2,286)
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount	2,319,886	(140,297)
VIP Global Natural Resources Subaccount	873,916	(104,375)
VIP Science and Technology Subaccount	176,612	(7,045)

Totals	$65,126,877	$(24,925,554)

(continued)

43

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2009

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, and fair value, and the expenses, total returns and investment income ratios for each period ended December 31. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the values per unit, total returns, and investment income ratios that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

							Investment
	Accumulation	Value Per	Fair		Total		Income
	Units***	Unit	Value	Expenses*	Return**		Ratio****

Ohio National Fund, Inc.:
Equity Subaccount
2009	243,859	$7.09 to $7.47	$1,732,281	0.90% to 1.40%	37.18% to 37.86%		0.23% to 0.24%
2008	260,763	$5.17 to $5.42	$1,350,079	0.90% to 1.40%	–55.44% to –55.22%		0.47% to 0.82%
2007	241,983	$11.60 to $12.10	$2,816,939	0.90% to 1.40%	–7.20% to –6.73%		0.05% to 0.07%
2006	161,898	$12.50 to $12.98	$2,028,014	0.90% to 1.40%	5.20% to 17.19%	(b)	0.00%
2005	102,287	$11.89	$1,215,810	1.40%	4.64%		0.00%
Money Market Subaccount
2009	195,076	$9.97 to $12.85	$2,362,735	0.90% to 1.55%	–0.89% to –0.32%	(b)	0.00%
2008	250,401	$12.30 to $12.96	$3,079,502	0.90% to 1.40%	0.36% to 0.86%		1.87% to 2.28%
2007	408,605	$12.25 to $12.85	$5,015,645	0.90% to 1.40%	3.50% to 4.01%		4.77% to 4.83%
2006	203,672	$11.84 to $12.36	$2,415,667	0.90% to 1.40%	1.66%(a) to 3.32%		4.76% to 4.94%
2005	69,439	$11.46	$795,562	1.40%	1.52%		2.92%
Bond Subaccount
2009	88,469	$14.98 to $15.87	$1,330,346	0.90% to 1.40%	19.26% to 19.85%		0.00%
2008	66,480	$12.56 to $13.24	$836,001	0.90% to 1.40%	–12.68% to –12.24%		0.00%
2007	97,271	$14.39 to $15.09	$1,404,062	0.90% to 1.40%	2.28% to 2.79%		0.00%
2006	85,702	$14.07 to $14.68	$1,208,510	0.90% to 1.40%	2.94%(a) to 3.00%		4.52% to 20.12%
2005	49,119	$13.66	$670,790	1.40%	–0.96%		5.88%
Omni Subaccount
2009	12,477	$8.39 to $8.89	$107,303	0.90% to 1.40%	31.31% to 31.97%		2.78% to 18.99%
2008	4,482	$6.39	$28,635	1.40%	–32.41%		2.31%
2007	4,725	$9.45	$44,661	1.40%	5.50%		1.73%
2006	4,909	$8.96	$43,983	1.40%	11.76%		1.46%
2005	4,457	$8.02	$35,729	1.40%	7.98%		1.37%
International Subaccount
2009	379,395	$9.31 to $9.86	$3,536,230	0.90% to 1.40%	36.32% to 36.99%		0.00%
2008	410,672	$6.83 to $7.20	$2,806,492	0.90% to 1.40%	–46.83% to –46.56%		0.00%
2007	413,417	$12.84 to $13.47	$5,324,401	0.90% to 1.40%	7.93% to 8.46%		0.00%
2006	346,797	$11.90 to $12.42	$4,134,553	0.90% to 1.40%	8.51%(a) to 17.58%		0.21% to 0.85%
2005	186,377	$10.12	$1,886,328	1.40%	7.89%		0.08%
Capital Appreciation Subaccount
2009	79,745	$16.97 to $17.98	$1,359,509	0.90% to 1.40%	40.86% to 41.56%		1.22% to 2.42%
2008	90,546	$12.05 to $12.70	$1,091,244	0.90% to 1.40%	–39.85% to –39.55%		0.50% to 0.68%
2007	82,911	$20.03 to $21.01	$1,661,714	0.90% to 1.40%	2.38% to 2.89%		0.44% to 1.01%
2006	82,206	$19.56	$1,608,199	1.40%	14.77%		0.58%
2005	44,421	$17.05	$757,181	1.40%	3.82%		1.20%

(continued)

44

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Millennium Subaccount
2009	195,507	$6.80 to $10.12	$1,288,349	0.90% to 1.55%	1.24%(a) to 19.77%	0.00%
2008	11,124	$5.43	$60,455	1.40%	–43.34%	0.00%
2007	13,313	$9.59	$127,676	1.40%	24.28%	0.00%
2006	6,858	$7.72	$52,924	1.40%	5.90%	0.00%
International Small-Mid Company Subaccount
2009	15,397	$13.94 to $14.68	$217,894	0.90% to 1.40%	44.03% to 44.75%	0.00%
2008	10,609	$9.68 to $10.14	$102,969	0.90% to 1.40%	–51.98% to –51.74%	0.00%
2007	5,988	$20.16 to $21.01	$121,199	0.90% to 1.40%	15.85% to 16.42%	0.00%
2006	7,252	$17.40	$126,204	1.40%	24.61%	0.19%
2005	4,224	$13.97	$58,990	1.40%	27.22%	0.57%
Aggressive Growth Subaccount
2009	34,843	$5.87 to $6.17	$205,800	0.90% to 1.40%	40.64% to 41.34%	0.00%
2008	15,757	$4.17	$65,755	1.40%	–44.46%	0.00%
2007	13,533	$7.51	$101,673	1.40%	27.75%	0.00%
Small Cap Growth Subaccount
2009	23,748	$5.72 to $6.00	$138,293	0.90% to 1.40%	48.68% to 49.42%	0.00%
2008	12,517	$3.85	$48,156	1.40%	–48.41%	0.00%
2007	9,910	$7.46	$73,911	1.40%	13.03%	0.00%
2006	4,188	$6.60	$27,630	1.40%	23.87%	0.00%
2005	4,329	$5.33	$23,059	1.40%	5.01%	0.00%
Mid Cap Opportunity Subaccount
2009	33,126	$12.42 to $13.16	$413,983	0.90% to 1.40%	38.66% to 39.35%	0.00%
2008	73,343	$8.96 to $9.45	$662,473	0.90% to 1.40%	–51.97% to –51.73%	0.00%
2007	26,877	$18.65 to $19.57	$503,423	0.90% to 1.40%	16.23% to 16.81%	0.00%
2006	3,431	$16.05	$55,059	1.40%	8.14%	0.00%
2005	3,172	$14.84	$47,080	1.40%	8.47%	0.00%
S&P 500 Index Subaccount
2009	58,967	$10.24 to $10.85	$609,289	0.90% to 1.40%	24.09% to 24.71%	0.71% to 2.48%
2008	46,957	$8.25 to $8.70	$397,752	0.90% to 1.40%	–38.17% to –37.86%	1.72% to 1.76%
2007	29,453	$13.35 to $14.00	$398,207	0.90% to 1.40%	3.60% to 4.12%	1.65% to 7.01%
2006	9,881	$12.88	$127,297	1.40%	13.71%	0.71%
2005	30,265	$11.33	$342,897	1.40%	3.03%	1.10%
Strategic Value Subaccount
2009	11,219	$8.88	$99,587	1.40%	9.98%	6.12%
2008	1,639	$8.07	$13,227	1.40%	–29.26%	2.40%
2007	6,690	$11.41	$76,333	1.40%	–10.00%	1.27%
2006	5,335	$12.68	$67,633	1.40%	14.75%	0.73%
2005	15,869	$11.05	$175,330	1.40%	3.29%	0.98%
High Income Bond Subaccount
2009	102,926	$10.45 to $16.43	$1,604,077	0.90% to 1.55%	4.52%(a) to 47.91%	0.00%
2008	37,996	$10.54 to $11.11	$402,087	0.90% to 1.40%	–26.35% to –25.98%	0.00%
2007	33,320	$14.31 to $15.01	$479,540	0.90% to 1.40%	2.09% to 2.60%	0.00%
2006	17,573	$14.01 to $14.63	$248,511	0.90% to 1.40%	5.99%(a) to 8.61%	0.00%
2005	5,904	$12.90	$76,169	1.40%	1.57%	5.67%

(continued)

45

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2009

							Investment
	Accumulation	Value Per	Fair		Total		Income
	Units***	Unit	Value	Expenses*	Return**		Ratio****

Ohio National Fund, Inc.: (continued)
Capital Growth Subaccount
2009	2,941	$19.51	$57,378	1.40%	33.40%		0.00%
2008	6,915	$14.62	$101,134	1.40%	–37.24%		0.00%
2007	1,885	$23.30	$43,935	1.40%	9.69%		0.00%
2006	270	$21.25	$5,737	1.40%	18.47%		0.00%
Nasdaq-100 Index Subaccount
2009	110,919	$4.18 to $4.38	$468,659	0.90% to 1.40%	51.58% to 52.33%		0.00%
2008	153,905	$2.76 to $2.88	$431,232	0.90% to 1.40%	–42.78% to –42.50%		0.00%
2007	121,569	$4.82 to $5.00	$592,082	0.90% to 1.40%	16.94% to 17.52%		0.00%
2006	102,537	$4.12	$422,391	1.40%	5.14%		0.00%
2005	86,415	$3.92	$338,591	1.40%	0.04%		0.00%
Bristol Subaccount
2009	189,916	$10.05 to $12.04	$2,212,919	0.90% to 1.55%	0.47%(a) to 34.62%		1.03% to 4.42%
2008	121,781	$8.66 to $8.95	$1,057,428	0.90% to 1.40%	–41.37% to –41.08%		0.95% to 1.15%
2007	90,694	$14.76 to $15.18	$1,342,099	0.90% to 1.40%	6.26% to 6.79%		0.60% to 0.82%
2006	61,836	$13.89 to $14.22	$860,426	0.90% to 1.40%	11.36%(a) to 14.82%		0.47% to 1.78%
2005	25,396	$12.10	$307,305	1.40%	10.49%		0.00%
Bryton Growth Subaccount
2009	183,266	$9.95 to $10.28	$1,828,784	0.90% to 1.55%	–0.51%(a) to 34.52%		0.00%
2008	106,923	$7.40 to $7.64	$794,176	0.90% to 1.40%	–40.37% to –40.08%		0.00%
2007	77,542	$12.40 to $12.76	$964,992	0.90% to 1.40%	8.37% to 8.91%		0.00%
2006	45,382	$11.45 to $11.71	$520,755	0.90% to 1.40%	14.78%(a) to 15.13%		0.00%
2005	16,936	$9.94	$168,374	1.40%	2.87%		0.04%
U.S. Equity Subaccount
2009	70,896	$8.71	$617,852	1.40%	14.96%		0.78%
2008	67,520	$7.58	$511,839	1.40%	–48.70%		0.88%
2007	81,503	$14.78	$1,204,342	1.40%	11.60%		0.37%
2006	74,145	$13.24	$981,752	1.40%	6.44%		0.47%
2005	32,763	$12.44	$407,557	1.40%	7.21%		0.00%
Balanced Subaccount
2009	1,153	$12.56	$14,483	1.40%	23.19%		8.31%
2007	10,579	$14.15	$149,738	1.40%	10.74%		0.00%
2006	10,591	$12.78	$135,362	1.40%	11.57%		1.56%
Income Opportunity Subaccount
2009	1,842	$10.34	$19,054	1.40%	11.58%		0.00%
2008	1,351	$9.27	$12,518	1.40%	–21.92%		0.00%
2007	5,333	$11.87	$63,300	1.40%	6.82%		0.00%
2006	3,851	$11.11	$42,795	1.40%	2.72%		0.00%
2005	1,266	$10.82	$13,691	1.40%	1.56%		0.00%
Target VIP Subaccount
2009	19,607	$7.56 to $7.72	$149,052	0.90% to 1.40%	13.18% to 13.74%		1.43% to 1.68%
2008	15,440	$6.68 to $6.79	$103,260	0.90% to 1.40%	–44.12% to –43.84%		0.79% to 22.75%
2007	28,354	$11.96	$339,111	1.40%	8.21%		0.88%
2006	13,390	$11.05	$147,988	1.40%	9.24%		0.02%
2005	4,389	$10.12	$44,410	1.40%	1.18%	(c)	0.00%

(continued)

46

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2009

							Investment
	Accumulation	Value Per	Fair		Total		Income
	Units***	Unit	Value	Expenses*	Return**		Ratio****

Ohio National Fund, Inc.: (continued)
Target Equity/Income Subaccount
2009	138,179	$7.12 to $7.27	$984,847	0.90% to 1.40%	10.78% to 11.33%		2.00% to 2.16%
2008	158,549	$6.43 to $6.53	$1,019,800	0.90% to 1.40%	–45.84% to –45.57%		1.85% to 2.12%
2007	142,133	$11.87	$1,687,184	1.40%	8.89%		1.99%
2006	1,227	$10.90	$13,381	1.40%	7.86%		0.78%
Bristol Growth Subaccount
2009	8,519	$8.42 to $8.53	$72,366	0.90% to 1.40%	40.31% to 41.01%		0.00%
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
2009	1,607	$15.35	$24,675	1.40%	45.70%		0.00%
2008	1,621	$10.54	$17,078	1.40%	–40.93%		1.84%
2007	2,284	$17.84	$40,741	1.40%	5.15%		0.60%
2006	2,297	$16.96	$38,973	1.40%	10.67%		0.00%
2005	2,979	$15.33	$45,666	1.40%	6.40%		0.00%
Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount
2009	44,609	$12.22 to $12.63	$545,522	0.90% to 1.40%	7.87% to 8.40%		0.43% to 4.54%
2008	95,501	$11.33 to $11.65	$1,087,662	0.90% to 1.40%	–11.70% to –11.26%		4.35% to 9.27%
2007	45,170	$12.83 to $13.13	$581,299	0.90% to 1.40%	3.76% to 4.27%		0.00% to 1.34%
2006	4,871	$12.37	$60,233	1.40%	2.13%		3.95%
2005	4,212	$12.11	$50,987	1.40%	2.50%		3.59%
U.S. Real Estate Subaccount
2009	160,867	$10.66 to $17.49	$2,724,019	0.90% to 1.55%	6.64%(a) to 27.35%		0.00% to 2.84%
2008	96,437	$13.36 to $13.74	$1,290,690	0.90% to 1.40%	–38.92% to –38.61%		2.51% to 2.77%
2007	80,419	$21.87 to $22.38	$1,761,059	0.90% to 1.40%	–18.42% to –18.01%		0.96% to 1.01%
2006	41,474	$26.80 to $27.29	$1,112,763	0.90% to 1.40%	15.29%(a) to 35.77%		0.00% to 0.95%
2005	25,196	$19.74	$497,425	1.40%	15.14%		1.17%
International Growth Equity Subaccount
2009	499,330	$8.44 to $10.09	$4,170,836	0.90% to 1.55%	0.87%(a) to 35.32%		0.00% to 0.67%
2008	263,419	$6.16 to $6.24	$1,626,516	0.90% to 1.40%	–49.24% to –48.98%		0.00%
2007	44,635	$12.13 to $12.23	$542,094	0.90% to 1.40%	12.68% to 13.24%		0.47% to 1.09%
2006	1,446	$10.77	$15,564	1.40%	7.66%	(c)	1.75%
Capital Growth Subaccount
2009	29,324	$9.99 to $10.17	$297,354	0.90% to 1.40%	62.87% to 63.67%		0.00%
2008	5,986	$6.13 to $6.21	$36,754	0.90% to 1.40%	–50.05% to –49.80%		0.00%
2007	1,054	$12.28	$12,943	1.40%	19.98%		0.00%
Goldman Sachs Variable Insurance Trust — Institutional Shares:
Growth and Income Subaccount
2009	549,737	$9.08 to $9.62	$5,024,925	0.90% to 1.40%	16.68% to 17.26%		2.01% to 2.12%
2008	458,229	$7.78 to $8.20	$3,585,192	0.90% to 1.40%	–35.43% to –35.11%		2.10% to 2.28%
2007	384,525	$12.05 to $12.64	$4,652,890	0.90% to 1.40%	0.08% to 0.58%		2.38% to 3.07%
2006	153,962	$12.04 to $12.57	$1,860,004	0.90% to 1.40%	10.55%(a) to 20.94%		2.30% to 8.91%
2005	65,614	$9.95	$653,108	1.40%	2.50%		3.38%

(continued)

47

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Goldman Sachs Variable Insurance Trust — Institutional Shares: (continued)
Structured U.S. Equity Subaccount
2009	79,366	$9.07	$720,053	1.40%	19.47%	2.16%
2008	76,795	$7.59	$583,173	1.40%	–37.87%	1.61%
2007	77,781	$12.22	$950,745	1.40%	–2.99%	1.07%
2006	71,908	$12.60	$906,079	1.40%	11.34%	1.35%
2005	39,909	$11.32	$451,677	1.40%	5.04%	1.42%
Capital Growth Subaccount
2009	18,600	$10.39	$193,343	1.40%	45.71%	0.49%
2008	18,460	$7.13	$131,693	1.40%	–42.56%	0.14%
2007	10,467	$12.42	$130,012	1.40%	8.60%	0.19%
2006	8,295	$11.44	$94,868	1.40%	7.06%	0.08%
2005	25,344	$10.68	$270,736	1.40%	1.52%	0.15%
Lazard Retirement Series, Inc.:
Emerging Markets Equity Subaccount
2009	125,180	$9.86 to $30.02	$3,568,946	0.90% to 1.55%	–1.40%(a) to 68.33%	4.38% to 18.40%
2008	78,657	$17.01 to $17.83	$1,347,881	0.90% to 1.40%	–49.43% to –49.18%	3.03% to 5.56%
2007	38,966	$33.65 to $35.09	$1,313,155	0.90% to 1.40%	31.45% to 32.11%	1.51% to 4.14%
2006	16,033	$25.60	$410,371	1.40%	28.16%	0.50%
2005	10,450	$19.97	$208,714	1.40%	38.84%	0.33%
U.S. Small-Mid Cap Equity Subaccount
2009	105,386	$10.46 to $17.24	$1,730,186	0.90% to 1.55%	4.65%(a) to 51.32%	0.00%
2008	8,110	$10.87 to $11.39	$88,293	0.90% to 1.40%	–37.36% to –37.04%	0.00%
2007	8,387	$17.35 to $18.09	$145,712	0.90% to 1.40%	–8.49% to –8.03%	0.00%
2006	11,387	$18.96	$215,864	1.40%	14.47%	0.00%
2005	12,307	$16.56	$203,804	1.40%	2.56%	0.00%
U.S. Strategic Equity Subaccount
2009	18,259	$9.79	$178,729	0.90%	25.71%	1.28%
2008	8,456	$7.79	$65,846	0.90%	–35.86%	0.81%
2007	3,970	$12.14	$48,200	0.90%	–1.84%	3.29%
International Equity Subaccount
2009	456,919	$9.84 to $11.48	$5,150,243	0.90% to 1.55%	–1.61%(a) to 20.38%	3.44% to 13.83%
2008	215,442	$9.37 to $9.54	$2,029,552	0.90% to 1.40%	–37.89% to –37.58%	1.58% to 1.95%
2007	95,097	$15.08 to $15.28	$1,441,429	0.90% to 1.40%	9.25% to 9.79%	4.69% to 6.88%
The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount
2009	237,309	$10.54 to $14.81	$3,365,722	0.90% to 1.55%	5.44%(a) to 56.00%	0.00%
2008	157,150	$9.08 to $9.49	$1,434,915	0.90% to 1.40%	–40.24% to –39.94%	0.00%
2007	71,354	$15.19 to $15.80	$1,086,974	0.90% to 1.40%	8.59% to 9.13%	0.18% to 0.80%
2006	28,504	$13.99	$398,781	1.40%	12.05%	0.00%
2005	15,003	$12.49	$187,329	1.40%	19.59%	0.00%
Jennison Subaccount
2009	7,838	$6.88 to $7.23	$54,457	0.90% to 1.40%	40.62% to 41.31%	0.00% to 0.28%
2008	6,386	$4.89	$31,255	1.40%	–38.42%	0.07%
2007	6,547	$7.95	$52,035	1.40%	10.01%	0.00%

(continued)

48

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2009

							Investment
	Accumulation	Value Per	Fair		Total		Income
	Units***	Unit	Value	Expenses*	Return**		Ratio****

The Prudential Series Fund, Inc.: (continued)
Jennison Subaccount (continued)
2006	5,159	$7.23	$37,272	1.40%	–0.03%		0.00%
2005	5,015	$7.23	$36,246	1.40%	12.45%		0.00%
UBS Series Trust — Class I:
U.S. Allocation Subaccount
2008	1,842	$6.68	$12,298	1.40%	–36.23%		2.71%
2007	1,853	$10.47	$19,395	1.40%	0.49%		2.19%
2006	1,981	$10.42	$20,644	1.40%	9.47%		2.41%
2005	1,997	$9.52	$19,011	1.40%	5.13%		1.31%
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2009	117,939	$10.00 to $19.93	$2,223,645	0.90% to 1.55%	–0.03%(a) to 38.51%		0.35% to 2.94%
2008	117,371	$13.78 to $14.39	$1,634,019	0.90% to 1.40%	–40.44% to –40.15%		0.27% to 0.28%
2007	57,940	$23.15 to $24.04	$1,349,727	0.90% to 1.40%	13.74% to 14.30%		0.46% to 0.77%
2006	35,351	$20.35	$719,389	1.40%	10.86%		0.18%
2005	31,059	$18.36	$570,168	1.40%	16.39%		0.00%
VIP Contrafund Subaccount
2009	317,895	$11.25 to $11.81	$3,598,756	0.90% to 1.40%	33.60% to 34.26%		1.18% to 1.28%
2008	287,146	$8.42 to $8.79	$2,431,955	0.90% to 1.40%	–43.49% to –43.20%		0.99% to 1.07%
2007	152,984	$14.91 to $15.48	$2,293,813	0.90% to 1.40%	15.67% to 16.25%		0.88% to 1.15%
2006	52,985	$12.89	$682,731	1.40%	9.90%		1.16%
2005	53,409	$11.72	$626,210	1.40%	15.04%		0.12%
VIP Growth Subaccount
2009	18,932	$5.60 to $5.88	$106,873	0.90% to 1.40%	26.20% to 26.82%		0.20% to 0.21%
2008	19,574	$4.44 to $4.64	$87,474	0.90% to 1.40%	–48.04% to –47.78%		0.57% to 0.65%
2007	19,553	$8.55 to $8.88	$167,548	0.90% to 1.40%	24.90% to 25.52%		0.00% to 0.55%
2006	27,932	$6.84	$191,116	1.40%	5.10%		0.22%
2005	45,303	$6.51	$294,917	1.40%	4.05%		0.30%
VIP Equity-Income Subaccount
2009	122,130	$10.53 to $10.86	$1,291,509	0.90% to 1.40%	28.09% to 28.73%		2.12% to 2.39%
2008	118,345	$8.22 to $8.44	$975,338	0.90% to 1.40%	–43.61% to –43.32%		2.14% to 2.22%
2007	128,724	$14.58 to $14.89	$1,883,091	0.90% to 1.40%	–0.13% to 0.36%		1.80% to 1.81%
2006	41,953	$14.60 to $14.83	$615,880	0.90% to 1.40%	11.94%(a) to 18.28%		7.68% to 7.94%
2005	1,139	$12.34	$14,060	1.40%	4.12%		1.44%
VIP Real Estate Subaccount
2009	6,791	$7.16	$48,625	1.40%	35.50%		2.76%
2008	5,875	$5.28	$31,049	1.40%	–47.15%	(c)	0.70%
Janus Aspen Series — Service Shares:
Janus Subaccount
2009	102,685	$5.83 to $6.12	$604,277	0.90% to 1.40%	34.14% to 34.80%		0.44% to 0.61%
2008	69,128	$4.35 to $4.54	$300,621	0.90% to 1.40%	–40.70% to –40.41%		0.67% to 2.47%
2007	20,005	$7.33	$146,637	1.40%	13.20%		7.48%
Worldwide Subaccount
2009	6,052	$5.40 to $5.67	$33,086	0.90% to 1.40%	35.51% to 36.18%		1.10% to 1.30%
2008	8,075	$3.99	$32,202	1.40%	–45.57%		1.20%

(continued)

49

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2009

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Service Shares: (continued)
Worldwide Subaccount (continued)
2007	3,945	$7.33	$28,903	1.40%	7.85%	0.68%
2006	2,438	$6.79	$16,564	1.40%	16.31%	1.65%
2005	2,438	$5.84	$14,241	1.40%	4.11%	1.31%
Balanced Subaccount
2009	45,395	$12.95 to $13.59	$594,754	0.90% to 1.40%	23.85% to 24.46%	3.01% to 3.64%
2008	4,092	$10.46 to $10.92	$43,448	0.90% to 1.40%	–17.22% to –16.81%	2.41% to 2.57%
2007	3,884	$12.63 to $13.12	$49,775	0.90% to 1.40%	8.76% to 9.30%	2.02% to 3.01%
2006	3,246	$11.62	$37,710	1.40%	8.89%	2.86%
2005	722	$10.67	$7,702	1.40%	6.18%	3.55%
Overseas Subaccount
2009	273,011	$13.37 to $14.02	$3,665,082	0.90% to 1.40%	76.60% to 77.47%	0.41% to 0.42%
2008	284,985	$7.57 to $7.90	$2,163,674	0.90% to 1.40%	–52.89% to –52.66%	0.85% to 1.09%
2007	189,921	$16.07 to $16.69	$3,062,687	0.90% to 1.40%	26.24% to 26.87%	0.46% to 0.50%
2006	67,768	$12.73 to $13.15	$868,747	0.90% to 1.40%	25.83%(a) to 44.61%	2.50% to 2.58%
2005	6,521	$8.80	$57,391	1.40%	30.12%	1.41%
J.P. Morgan Series Trust II (note 3):
Small Company Subaccount
2008	11,679	$8.83	$103,081	1.40%	–32.93%	0.20%
2007	13,957	$13.16	$183,666	1.40%	–6.98%	0.01%
2006	9,018	$14.15	$127,575	1.40%	13.42%	0.00%
2005	5,012	$12.47	$62,518	1.40%	1.99%	0.00%
Mid Cap Value Subaccount
2008	112,760	$13.73	$1,548,153	1.40%	–34.13%	1.13%
2007	97,701	$20.84	$2,036,554	1.40%	1.03%	0.88%
2006	70,155	$20.63	$1,447,452	1.40%	15.23%	0.55%
2005	39,132	$17.90	$700,654	1.40%	7.71%	0.16%
J.P. Morgan Insurance Trust — Class I (note 3):
Small Cap Core Subaccount
2009	23,222	$10.67	$247,768	1.40%	29.28%	0.39%
Mid Cap Value Subaccount
2009	117,736	$17.14	$2,018,474	1.40%	28.90%	0.00%
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2009	8,454	$10.21 to $12.42	$95,669	0.90% to 1.55%	2.10%(a) to 61.47%	0.00%
2008	253	$7.43	$1,876	1.40%	–40.36%	0.00%
2007	234	$12.45	$2,914	1.40%	0.83%	0.00%
2006	1,125	$12.35	$13,896	1.40%	11.37%	0.00%
2005	898	$11.09	$9,954	1.40%	3.58%	0.00%
Investors Growth Stock Subaccount
2009	5,285	$10.07	$53,228	1.40%	37.17%	0.44%
2008	5,169	$7.34	$37,949	1.40%	–37.85%	0.29%
2007	5,036	$11.81	$59,499	1.40%	9.48%	0.08%
2006	5,061	$10.79	$54,614	1.40%	5.83%	0.00%
2005	5,061	$10.20	$51,608	1.40%	2.79%	0.14%

(continued)

50

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2009

							Investment
	Accumulation	Value Per	Fair		Total		Income
	Units***	Unit	Value	Expenses*	Return**		Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
Mid Cap Growth Subaccount
2009	38,877	$6.91 to $7.20	$270,276	0.90% to 1.40%	39.30% to 39.99%		0.00%
2008	35,620	$4.96 to $5.14	$177,064	0.90% to 1.40%	–52.27% to –52.03%		0.00%
2007	41,099	$10.40 to $10.72	$429,411	0.90% to 1.40%	7.99% to 8.53%		0.00%
2006	18,992	$9.63 to $9.88	$184,301	0.90% to 1.40%	0.89% to 8.63%	(b)	0.00%
Total Return Subaccount
2009	43,182	$12.17 to $12.67	$531,002	0.90% to 1.40%	16.10% to 16.67%		0.00% to 2.24%
2008	19,814	$10.48	$207,745	1.40%	–23.40%		2.83%
2007	16,024	$13.69	$219,326	1.40%	2.49%		2.29%
2006	9,006	$13.35	$120,272	1.40%	10.09%		2.13%
2005	11,724	$12.13	$142,220	1.40%	1.18%		1.11%
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2009	258,781	$10.15 to $14.90	$3,722,611	0.90% to 1.55%	1.47%(a) to 17.31%		2.22% to 2.99%
2008	140,656	$12.30 to $12.70	$1,735,757	0.90% to 1.40%	–8.32% to –7.87%		3.49% to 3.63%
2007	147,832	$13.42 to $13.78	$1,984,509	0.90% to 1.40%	9.13% to 9.68%		4.67% to 6.11%
2006	138,639	$12.30	$1,704,599	1.40%	–0.67%		4.31%
2005	81,261	$12.38	$1,005,888	1.40%	0.69%		3.02%
Total Return Subaccount
2009	958,761	$10.05 to $14.94	$13,841,683	0.90% to 1.55%	0.54%(a) to 13.03%		4.77% to 5.03%
2008	303,864	$12.81 to $13.22	$3,911,765	0.90% to 1.40%	3.36% to 3.87%		4.44% to 4.49%
2007	386,691	$12.39 to $12.73	$4,814,726	0.90% to 1.40%	7.25% to 7.79%		4.75% to 4.84%
2006	135,621	$11.55 to $11.81	$1,576,923	0.90% to 1.40%	2.17%(a) to 2.42%		4.33% to 4.57%
2005	36,454	$11.28	$411,237	1.40%	1.04%		3.48%
Global Bond Subaccount
2009	233,852	$9.91 to $15.80	$3,556,747	0.90% to 1.55%	–0.85%(a) to 15.80%		3.11% to 3.81%
2008	56,880	$13.22 to $13.65	$757,256	0.90% to 1.40%	–2.21% to –1.73%		3.45% to 3.62%
2007	15,464	$13.52 to $13.89	$209,485	0.90% to 1.40%	8.22% to 8.76%		3.30% to 3.52%
2006	9,512	$12.49	$118,847	1.40%	3.21%		3.32%
2005	5,090	$12.11	$61,613	1.40%	–7.91%		2.59%
CommodityRealReturn Strategy Subaccount
2009	141,709	$8.77 to $10.61	$1,239,997	0.90% to 1.55%	6.10%(a) to 40.27%		9.91% to 25.32%
Royce Capital Fund:
Micro-Cap Subaccount
2009	54,462	$19.37 to $20.02	$1,060,942	0.90% to 1.40%	55.86% to 56.63%		0.00%
2008	42,933	$12.43 to $12.78	$538,363	0.90% to 1.40%	–44.06% to –43.78%		3.39% to 6.96%
2007	16,410	$22.21 to $22.73	$365,313	0.90% to 1.40%	2.53% to 3.05%		1.63% to 4.77%
2006	7,812	$21.66	$169,246	1.40%	19.40%		0.28%
2005	2,747	$18.14	$49,843	1.40%	10.07%		0.62%
Small-Cap Subaccount
2009	160,043	$9.98 to $20.04	$3,112,003	0.90% to 1.55%	–0.21%(a) to 34.00%		0.00%
2008	111,031	$14.54 to $14.96	$1,627,231	0.90% to 1.40%	–28.19% to –27.83%		0.67% to 0.85%
2007	60,745	$20.25 to $20.72	$1,240,346	0.90% to 1.40%	–3.50% to –3.01%		0.07% to 0.10%
2006	15,287	$20.98	$320,776	1.40%	13.98%		0.07%
2005	10,867	$18.41	$200,065	1.40%	7.07%		0.00%

(continued)

51

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2009

							Investment
	Accumulation	Value Per	Fair		Total		Income
	Units***	Unit	Value	Expenses*	Return**		Ratio****

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount
2009	28,234	$12.52 to $12.94	$359,123	0.90% to 1.40%	20.54% to 21.14%		1.82% to 2.21%
2008	20,234	$10.38 to $10.68	$213,417	0.90% to 1.40%	–30.70% to –30.35%		1.70% to 2.03%
2007	23,698	$14.98 to $15.33	$358,841	0.90% to 1.40%	5.37% to 5.89%		0.95% to 1.20%
2006	7,528	$14.22	$107,035	1.40%	14.61%		1.10%
2005	4,400	$12.41	$54,595	1.40%	2.68%		0.00%
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Subaccount
2009	62,207	$12.12 to $12.40	$757,348	0.90% to 1.40%	35.15% to 35.82%		2.92% to 3.88%
2008	76,014	$8.96 to $9.13	$683,038	0.90% to 1.40%	–41.21% to –40.91%		2.34% to 2.35%
2007	66,906	$15.25 to $15.45	$1,022,273	0.90% to 1.40%	13.85% to 14.42%		0.82% to 1.78%
2006	23,109	$13.39	$309,465	1.40%	19.77%		1.25%
2005	4,122	$11.18	$46,082	1.40%	11.81%	(c)	0.00%
Franklin Flex Cap Growth Securities Subaccount
2009	151,090	$10.90 to $11.15	$1,656,227	0.90% to 1.40%	31.13% to 31.78%		0.00%
2008	173,774	$8.31 to $8.46	$1,451,085	0.90% to 1.40%	–36.21% to –35.89%		0.12% to 0.13%
2007	89,083	$13.03 to $13.20	$1,163,881	0.90% to 1.40%	12.74% to 13.30%		0.00%
Franklin Income Securities Subaccount
2009	75,985	$11.47 to $11.74	$874,268	0.90% to 1.40%	33.72% to 34.39%		8.18% to 8.32%
2008	72,702	$8.58 to $8.74	$625,235	0.90% to 1.40%	–30.63% to –30.29%		5.49% to 5.76%
2007	56,136	$12.37 to $12.53	$695,594	0.90% to 1.40%	2.32% to 2.83%		2.06% to 3.07%
2006	1,837	$12.09	$22,203	1.40%	16.61%		3.61%
2005	1,635	$10.36	$16,945	1.40%	3.65%	(c)	0.00%
Legg Mason Partners Variable Equity Trust — Class I (note 3):
All Cap Subaccount
2006	4,580	$19.47	$89,173	1.40%	16.49%		3.49%
Legg Mason ClearBridge Variable Fundamental Value Subaccount
2009	6,304	$15.51 to $16.43	$98,518	0.90% to 1.40%	27.57% to 28.20%		1.42% to 5.81%
2008	5,325	$12.15	$64,720	1.40%	–37.46%		1.77%
2007	5,301	$19.43	$103,012	1.40%	–4.94%	(c)	2.05%
Legg Mason ClearBridge Variable Equity Income Builder Subaccount
2009	9,066	$10.56	$95,755	1.40%	21.21%		4.92%
Legg Mason ClearBridge Variable Investors Subaccount
2009	319	$12.64	$4,031	1.40%	22.78%		1.78%
2008	760	$10.30	$7,821	1.40%	–36.52%		1.39%
2007	677	$16.22	$10,985	1.40%	2.46%		2.57%
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2009	126,283	$7.94 to $8.09	$1,004,324	0.90% to 1.40%	44.14% to 44.85%		0.40% to 0.69%
2008	252,115	$5.51 to $5.58	$1,392,037	0.90% to 1.40%	–46.70% to –46.43%		1.15% to 1.19%
2007	174,375	$10.34 to $10.43	$1,805,438	0.90% to 1.40%	1.62% to 2.13%		0.43% to 0.52%
2006	49,527	$10.17 to $10.21	$504,435	0.90% to 1.40%	1.74%(a) to 10.74%	(b)	0.00% to 0.98%

(continued)

52

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2009

							Investment
	Accumulation	Value Per	Fair		Total		Income
	Units***	Unit	Value	Expenses*	Return**		Ratio****

ALPS Variable Insurance Trust — Class II:
AVS Listed Private Equity Subaccount
2009	20,286	$5.13 to $5.17	$104,324	0.90% to 1.40%	38.00% to 38.68%		1.09% to 1.18%
Federated Insurance Series — Service Shares:
Kaufmann Fund II Subaccount
2009	23,015	$7.98 to $8.05	$184,001	0.90% to 1.40%	27.32% to 27.95%		0.00%
2008	12,950	$6.27 to $6.29	$81,209	0.90% to 1.40%	–37.30%(a) to –37.09%	(b)	0.00%
Goldman Sachs Variable Insurance Trust — Service Shares:
Growth and Income Subaccount
2009	777,553	$7.68 to $10.10	$5,962,349	0.90% to 1.55%	1.05%(a) to 16.82%		3.83% to 11.99%
2008	113,055	$6.55 to $6.57	$740,926	0.90% to 1.40%	–34.48%(a) to –34.27%	(b)	0.26%
Structured U.S. Equity Subaccount
2009	5,471	$7.81 to $10.12	$50,639	1.40% to 1.55%	1.15%(a) to 19.22%		13.58% to 14.27%
Capital Growth Subaccount
2009	12,672	$8.60 to $8.67	$109,511	0.90% to 1.40%	45.46% to 46.18%		0.86% to 0.89%
Franklin Templeton Variable Insurance Products Trust — Class 4:
Templeton Foreign Securities Subaccount
2009	53,254	$8.36 to $8.43	$446,404	0.90% to 1.40%	34.95% to 35.62%		0.81% to 1.54%
2008	7,625	$6.19 to $6.21	$47,231	0.90% to 1.40%	–38.08%(a) to –37.87%	(b)	0.00% to 0.06%
Franklin Flex Cap Growth Securities Subaccount
2009	491,521	$8.78 to $10.34	$4,301,834	0.90% to 1.55%	3.38%(a) to 31.51%		0.00% to 0.08%
2008	104,146	$6.65 to $6.68	$693,181	0.90% to 1.40%	–33.47%(a) to –33.24%	(b)	0.00%
Franklin Income Securities Subaccount
2009	111,518	$9.22 to $9.29	$1,031,244	0.90% to 1.40%	33.50% to 34.16%		3.21% to 4.87%
2008	27,300	$6.90 to $6.93	$188,765	0.90% to 1.40%	–30.96%(a) to –30.74%	(b)	0.00% to 0.05%
Franklin Templeton VIP Founding Funds Allocation Subaccount
2009	36,112	$8.54 to $10.19	$311,900	0.90% to 1.55%	1.87%(a) to 28.90%		4.20% to 19.55%
2008	2,301	$6.60	$15,195	1.40%	–33.97%	(c)	0.15%
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
2009	229,348	$9.94 to $11.30	$2,571,666	0.90% to 1.55%	–0.60%(a) to 23.94%		0.00% to 0.26%
2008	21,780	$9.10 to $9.11	$198,431	0.90% to 1.40%	–8.96%(a) to –8.85%	(b)	0.12% to 0.16%
VIP Global Natural Resources Subaccount
2009	87,780	$10.35 to $10.41	$909,021	0.90% to 1.40%	71.23% to 72.08%		0.00%
VIP Science and Technology Subaccount
2009	15,587	$11.66 to $11.73	$182,024	0.90% to 1.40%	41.85% to 42.56%		0.00%

*	This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

(continued)

53

National Security Variable Account N

Notes to Financial Statements (Continued)	December 31, 2009

****	The Investment Income Ratio represents the range of net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets (by product). Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b) Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

(c) Denotes the minimum and maximum total return for the underlying mutual fund options that were added and funded during the reporting period. Returns are not annualized

54

National Security Variable Account N

 Report of Independent Registered Public Accounting Firm

The Board of Directors of National Security Life and Annuity Company
 and Contract Owners of National Security Variable Account N:

We have audited the accompanying statements of assets and contract owners’ equity of National Security Variable Account N (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, OH
February 19, 2010

55

Variable Account N
National Security Life and Annuity Company
Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits
(a) The following financial statements of the Registrant are included in Part B of this Registration Statement:
     Report of Independent Registered Public Accounting Firm of KPMG LLP dated February 19, 2010.
     Statements of Assets and Contract Owners’ Equity, December 31, 2009.
     Statements of Operations for the Period Ended December 31, 2009.
     Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2009 and 2008.
The following financial statements of the Depositor are included in Part B of this Registration Statement.
Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 30, 2010.
Consolidated Balance Sheets, December 31, 2009 and 2008.
Consolidated Statements of Income for the Years Ended December 31, 2009, 2008 and 2007.
Consolidated Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2009, 2008 and 2007.
Consolidated Statements of Cash Flows for the Years Ended December 31, 2009, 2008 and 2007.
Notes to Consolidated Financial Statements, December 31, 2009, 2008, and 2007.
Financial Statement Schedules, December 31, 2009, 2008 and 2007.

(b) Exhibits:

(1)	Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant, Variable Account N, was filed as Exhibit (1) of the Registrant’s registration statement, Form N-4, on January 7, 2002 (File No. 333-76350) and is incorporated by reference herein.

(2)	N/A

(3)(a)	Principal Underwriting Agreement for Variable Contracts with Compensation Schedule between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(3)(g)	Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(h)	Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(i)	Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(j)	Participation Agreement between Depositor Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(3)(k)	Amendment to Participation Agreement between Depositor Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(3)(l)	First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, Depositor was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(4)	Flexible Premium Deferred Annuity Contract, Form NS-02-VA-07.5, was filed as Exhibit (4) of the Registrant’s registration statement, Form N-4, on January 7, 2002 (File No. 333-76350) and is incorporated by reference herein.

(4)(a)	Form of Guaranteed Minimum Income Benefit (Annual Reset Option), Form NS-09- GMI-1, was filed as Exhibit 99(4)(d) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(b)	Form of Annual Reset Death Benefit, Form 09-ARD-1, was filed as Exhibit 99(4)(e) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N- 4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(c)	Form of Guaranteed Minimum Death Benefit, Form 09-GMD-1, was filed as Exhibit 99(4)(f) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(d)	Form of Guaranteed Minimum Death Benefit, Form 09-GMD-2, was filed as Exhibit 99(4)(g) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(e)	Form of Annual Step-Up Death Benefit Rider, Form NS-05-AMD-1, was filed as Exhibit 99(4)(h) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(f)	Form of Guaranteed Principal Protection Rider, Form NS-03-GPP-1, was filed as Exhibit 99(4)(i) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(5)	Variable Annuity Application, Form NS-4896-NY, was filed as Exhibit (5) of the Registrant’s registration statement, Form N-4, on January 7, 2002 (File No. 333-76350) and is incorporated by reference herein.

(6)(a)	By-Laws of the Depositor were filed as Exhibit (6)(a) of the Depositor’s registration statement, Form N-4, Post-Effective Amendment No. 12 on February 22, 2008 (File No. 333-76350) and is incorporated by reference herein.

(6)(b)	Charter of the Depositor was filed as Exhibit (6)(a) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(7)	Coinsurance Agreement for Variable Annuity Living Benefit Riders, as amended, between Depositor and The Ohio National Life Insurance Company was filed as Exhibit (7) of Registrant’s registration statement on Form N-4, post-effective amendment no. 6 (File No. 333-125856) on April 30, 2008 and is incorporated by reference herein.

(8)(a)	Form of Fund Participation Agreement between the Depositor and Ohio National Fund, Inc. was filed as Exhibit (8) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

99(9)	Opinion of counsel and consent is filed herewith as Exhibit 99(9)

(10)	Consent of KPMG LLP

(13)(a)	Form of Asset Allocation Model Investor Risk Profile was filed as Exhibit 99(13)(a) of the Registrant’s Form N-4, Post- Effective Amendment No. 8 on April 29, 2009 (File No. 33-125856) and is incorporated by reference herein.

(13)(b)	Form of Asset Allocation Model Determining Your Investor Risk Profile brochure was filed as Exhibit 99(13)(b) of the Registrant’s Form N-4, Post-Effective Amendment No. 8 on April 29, 2009 (File No. 33- 125856) and is incorporated by reference herein.

(13)(c)	Form of Asset Allocation Model Descriptions effective July 1, 2009 was filed as Exhibit 99(13)(c) of the Registrant’s Form N- 4, Post-Effective Amendment No. 9 on August 21, 2009 (File No. 33-125856) and is incorporated by reference herein.

99(24)	Powers of Attorney of certain Directors of Depositor is filed herewith as Exhibit 99(24)
Item 25. Directors and Officers of The Depositor

Name and Principal	Positions and Offices
Business Address	with Depositor

Thomas A. Barefield*	Director, Vice President - Marketing

Lee E. Bartels*	Chief Underwriting Officer

Carson E. Beadle**	Director

R. Todd Brockman*	Assistant Vice President, Mutual Fund Operations

Christopher A. Carlson*	Chief Investment Officer

George E. Castrucci*	Director

Raymond R. Clark*	Director

Rocky Coppola*	Vice President & Treasurer

Ronald J. Dolan*	Director, Vice President & Valuation Actuary

Christopher J. Finger*	Accounting Officer

Joseph M. Fischer*	Assistant Counsel & Assistant Secretary

Daryl R. Forsythe NBT Bancorp Inc. 52 South Broad Street Norwich, NY 13815	Director

Kristal E. Hambrick*	Product Development Actuary - Life & Illustration Actuary

Marcy A. Johnson*	Director of Individual Annuity Administration

Therese S. McDonough*	Secretary

Susan E. Mistretta**	Assistant Secretary

David B. O’Maley*	Director

Stephen R. Murphy*	Product Development Actuary - Annuity

John J. Palmer*	Director and President

William C. Price*	Assistant Counsel & USA Patriot Act Compliance Officer

Name and Principal	Positions and Offices
Business Address	with Depositor
Arthur J. Roberts*	Vice President & Chief Financial Officer

Lori A. Rochford*	Assistant Secretary

Joseph R. Sander*	Assistant Treasurer

V. Renee Schroder*	Director of Individual Annuity New Business

Dennis R. Taney*	Chief Compliance Officer — Separate Accounts

Frederick L. Wortman**	Director, Vice President - Marketing

*	The principal business address of these individuals is One Financial Way, Montgomery, Ohio 45242.

**	The principal business address of these individuals is 100 Court Street, Binghamton, New York 13902.
Item 26. Persons Controlled by or Under Common Control With The Depositor or Registrant
No entity is controlled by the Depositor or the Registrant. The Registrant is a separate account of the Depositor. The Depositor is owned by (a) Security Mutual Life Insurance Company of New York, a mutual life insurance company organized under the laws of New York, and (b) The Ohio National Life Insurance Company, an Ohio insurance company which is owned by Ohio National Financial Services, Inc. The Ohio National Life Insurance Company owns over 80% of the Depositor.
Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio		100%

OnFlight, Inc.	Ohio		100%
(aviation)

Financial Way Realty, Inc.	Ohio		100%

Fiduciary Capital Management, Inc.	Connecticut		51%
(investment adviser)

Suffolk Capital Management LLC	Delaware		83%
(investment adviser)

Sycamore Re, Ltd. (captive reinsurance company)	Bermuda		100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation	Ohio		100%

Ohio National Equities, Inc.	Ohio		100%
(securities broker dealer)

Ohio National Investments, Inc.			100%
(investment adviser)

Montgomery Re, Inc. (captive reinsurance company)	Vermont		100%

The O.N. Equity Sales Company	Ohio		100%
(securities broker dealer)

Ohio National Fund, Inc.	Maryland	(more than)	90%
(registered investment company)

Dow Target Variable Fund LLC	Ohio		100%
(registered investment company)

National Security Life and Annuity Company	New York		80.5%
(insurance company)

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company	Ohio		100%
(investment adviser)

Ohio National Insurance Agency, Inc.	Ohio		100%

Ohio National Insurance Agency of Alabama, Inc.	Alabama		100%
Sycamore Re, Ltd. owns 100% of the voting securities of ON Global Holdings, LLC, an insurance holding company organized under the laws of Delaware. ON Global Holdings, LLC owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.
Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.
Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and The Ohio National Life Insurance Company under registrant Ohio National Variable Account A. All subsidiaries of The Ohio National Life Insurance Company are included in the consolidated financial statements of The Ohio National Life Insurance Company.
Item 27. Number of Contract Owners
As of March 24, 2010, this series of the Registrant’s contracts had 198 contract owners.
Item 28. Indemnification
Article X of the Depositor’s Charter provides as follows:
No director shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, that the foregoing provision shall not eliminate or limit (I) the liability of a director if a judgment or other final adjudication adverse to him or her establishes that his or her acts or omissions were in bad faith or involved intentional misconduct or any violation of the Insurance Law or knowing violation of any other law or that he or she personally gained in fact a financial profit or other advantage to which he or she was not legally entitled; or (ii) the liability of a director for any act or omission prior to the adoption of this restatement by the shareholders of the Corporation.
Article VIII of the Depositor’s By-laws, “Indemnification of Officers and Directors” provides further details regarding the indemnification of the Depositor’s officers, directors and other employees. The By-laws are contained in Exhibit 6(b) of this registration statement and are incorporated into this Item 28 by reference.

Item 29. Principal Underwriters
The principal underwriter of the Registrant’s securities is Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which, as of March 30, 2007, owns over 80% of our outstanding stock. ONEQ also serves as the principal underwriter of securities issued by Variable Account L, another separate account of the Depositor, which separate account is registered as a unit investment trust; and Ohio National Variable Accounts A, B and D, separate accounts of The Ohio National Life Insurance Company which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:

Name	Position with ONEQ
David B. O’Maley	Chairman and Director
Thomas A. Barefield	Senior Vice President
Gary T. Huffman	Director
Michael F. Haverkamp	Secretary and Director
Barbara A. Turner	Director, Vice President of Operations, Treasurer & Comptroller
H. Douglas Cooke	Vice President, Institutional Sales
Richard J. Dowdle	Vice President, Institutional Sales
Lawrens N. Sullivan	Vice President, Institutional Sales
Martin T. Griffin	Vice President, Institutional Sales
Jeffery A. Bley	Chief Compliance Officer
Kimberly A. Plante	Assistant Secretary
The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.
During the last fiscal year, ONEQ received the following commissions or other compensation, directly or indirectly, from the Registrant:

Net Underwriting
Discount and	Compensation	Brokerage
Commissions	on Redemption	Commissions	Compensation
$ 2,945,777	None	None	None
Item 30. Location of Accounts and Records
The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)	Journals and other records of original entry:

National Security Life and Annuity Company (“Depositor”)
One Financial Way
Montgomery, Ohio 45242

(2)	General and auxiliary ledgers:

Depositor

(3)	Securities records for portfolio securities:

Depositor

(4)	Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5)	Records of brokerage orders:

Not applicable.

(6)	Records of other portfolio transactions:

Depositor

(7)	Records of options:

Not applicable

(8)	Records of trial balances:

Depositor

(9)	Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10)	Records identifying persons or group authorizing portfolio transactions:

Depositor

(11)	Files of advisory materials:

Not applicable

(12)	Other records

Depositor

Item 31. Management Services
Not applicable.
Item 32. Undertakings and Representations
(a) Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, National Security Life and Annuity

Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by National Security Life and Annuity Company.
(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.
(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.
(e) Rule 484 Undertaking - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding)is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.
(f) Undertaking to File Reports - Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

Signatures
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Variable Account N certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 30th day of April, 2010.

Variable Account N
(Registrant)

By	NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(Depositor)

By	/s/ John J. Palmer John J. Palmer, President

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, National Security Life and Annuity Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 30th day of April, 2010.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY
(Depositor)

By	/s/ John J. Palmer John J. Palmer, President

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*/s/ Thomas A. Barefield Thomas A. Barefield	Director	April 30, 2010

*/s/ Carson E. Beadle Carson E. Beadle	Director	April 30, 2010

George E. Castrucci	Director

*/s/ Raymond R. Clark Raymond R. Clark	Director	April 30, 2010

*/s/ Ronald J. Dolan Ronald J. Dolan	Director	April 30, 2010

*/s/ Daryl R. Forsythe Daryl R. Forsythe	Director	April 30, 2010

*/s/ David B. O’Maley David B. O’Maley	Director	April 30, 2010

/s/ John J. Palmer John J. Palmer	Director and President	April 30, 2010

/s/ Arthur J. Roberts Arthur J. Roberts	Vice President and Chief Financial Officer, (Principal Financial and Accounting Officer)	April 30, 2010

*/s/ Frederick L. Wortman Frederick L. Wortman		April 30, 2010

* By	/s/ Therese S. McDonough Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Page Number in
Exhibit		Sequential
Number	Description	Numbering System
99(9)	Opinion of Counsel
99(10)	Consent of KPMG LLP
99(24)	Powers of Attorney